UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23216

FS Series Trust
(Exact name of registrant as specified in charter)

201 Rouse Boulevard, Philadelphia, Pennsylvania	19112
(Address of principal executive officers)	(Zip code)

Michael C. Forman
FS Series Trust
201 Rouse Boulevard
Philadelphia, Pennsylvania 19112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1185
Date of fiscal year end: December 31
Date of reporting period: December 31, 2019

Item 1.   Reports to Shareholders.
The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

Annual Report 2019
FS Series Trust
FS Multi-Strategy Alternatives Fund
FS Managed Futures Fund
FS Global Macro Fund
FS Real Asset Fund
FS Long/Short Equity Fund
FS Market Neutral Fund
FS Event Driven Fund
Electronic Reports Disclosure — Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the FS Multi-Strategy Alternatives Fund’s, FS Managed Futures Fund’s, FS Global Macro Fund’s, FS Real Asset Fund’s, FS Long/Short Equity Fund’s, FS Market Neutral Fund’s and FS Event Driven Fund’s (each a “Fund”) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly may elect to receive shareholder reports and other communications from a Fund electronically by calling (877) 628-8575 or emailing service@fsinvestments.com to make such arrangements. For shareholders who hold accounts through an investment advisor, bank or broker-dealer, please contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically.
You may elect to receive all future reports in paper free of charge. Shareholders who hold accounts directly may inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling (877) 628-8575 or emailing service@fsinvestments.com. For shareholders who hold accounts through an investment advisor, bank or broker-dealer, please contact that financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the fund complex if you hold accounts directly or to all funds held in your account if you invest through your financial intermediary.

Annual Report for the Year Ended December 31, 2019

FS MULTI-STRATEGY ALTERNATIVES FUND
Dear Shareholder:
For the fiscal year ended December 31, 2019, FS Multi-Strategy Alternatives Fund (the “Fund”) returned 7.8% (Class I shares) with a realized 3.1% annualized monthly volatility and a 0.25 correlation to equities. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (which tracks the performance of the U.S. dollar-denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with remaining term to final maturity of less than 3 months), the primary benchmark for the Fund, had a positive return of  2.3% over this time period.
The Fund invests across the four main liquid alternative category types:
•
Equity Hedge:   Seeks to generate positive absolute returns by long and short investing, based on fundamental evaluations, research and various analytical measurements in equity and equity-related investments.

•
Relative Value:   Seeks to identify and benefit from price discrepancies between related assets (assets that share a common financial factor, such as interest rates, an issuer or an index).

•
Global Macro:   Seeks to analyze macroeconomic variables to forecast future moves in global asset prices. A variety of different trading and investing styles can be utilized to identify opportunities across an unconstrained universe of markets and investments.

•
Event Driven:   Seeks to achieve gains from market movements in security prices caused by specific corporate events or changes in perceived relative value. Event Driven investing involves taking a view on the likelihood and potential outcome of certain types of corporate events.

The Fund follows a “hybrid” investment approach — allocating to both skilled hedge fund managers for Alpha and rules-based alternative beta strategies for long/short sources of return that can be captured systematically. These strategies trade long and short across different asset groups: stocks of major developed markets, country indices, bond futures, interest rate futures, currencies, bonds and credit securities.
Performance this year was driven primarily by positive contributions from the Fund’s hedge fund managers, Chilton Investment Company, LLC (“Chilton”) and MidOcean Credit Fund Management, L.P. (“MidOcean”). Chilton pursues a long/short equity strategy focused on high-quality companies with strong business models and growth potential at reasonable valuations. MidOcean implements an event driven long/short credit strategy which seeks to capture current income and growth from three primary pockets of inefficiencies in the credit market: callable bonds, short-dated credit and crossover credit.
The rules-based alternative beta strategies also contributed positively to the Fund’s performance in 2019. The Fund’s top performing alternative beta strategies were trend strategies which invest across multiple asset classes. These strategies seek to benefit from the historical tendency of assets’ recent relative performance to continue, taking long positions in markets with recent positive returns and short positions in those with recent negative returns. The lowest performing alternative beta strategy in 2019 was the equity size risk premium strategy, which seeks to benefit from the relative returns of small to mid-capitalization equities over large capitalization equities.
Looking forward, the Fund is positioned to reflect a cautious stance on risk assets, but with a balanced portfolio that we believe can perform in a wide range of market scenarios. More specifically, we are allocating to 1) segments of the market that provide defensive characteristics and 2) pro-cyclical exposures in the Fund that have the potential to participate in market growth, while providing what we believe to be a greater margin of safety through more attractive valuations. The current levels of both equity and fixed income beta position the fund well to achieve its goal of producing uncorrelated absolute returns.
Sincerely,
•
Michael Kelly

•
Scott Burr

•
Stephen Nelb

FS MULTI-STRATEGY ALTERNATIVES FUND — (continued)
Cumulative Total Return
	For the Year Ended December 31, 2019	Since Inception (May 16, 2017)
FSMSX (Class I)	7.77%	5.63%
FSMMX (Class A) with Full Sales Load	1.49%	-0.94%
BofA Merril Lynch US 3 month T-Bill	2.28%	4.89%
HFRX Global Hedge Fund Index	8.62%	4.87%
Performance quoted represents past performance, which may be higher or lower than current performance. Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. The returns shown do not reflect taxes that an investor would pay on Fund distributions or on the sale of Fund shares. To obtain the most recent month-end performance, visit www.fsinvestments.com.

FS MANAGED FUTURES FUND
Dear Shareholder:
For the fiscal year ended December 31, 2019, FS Managed Futures Fund (the “Fund”) returned 0.1% (Class I shares) with a realized 6.7% annualized monthly volatility and a -0.16 correlation to equities. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (which tracks the performance of the U.S. dollar-denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with remaining term to final maturity of less than 3 months), the primary benchmark for the Fund, had a positive return of 2.3% over this time period.
The Fund seeks to achieve its investment objective by allocating its assets across a broad spectrum of alternative investment strategies. The Fund may provide exposure to alternative strategies across the five major asset classes (commodities, currencies, fixed income, equities and credit). The strategy will normally be implemented through rules-based strategies that typically use historical price data to determine whether to take a long, short, or cash position in a given instrument. A rules-based strategy is a methodology based on a systematic approach. Principal strategies include “momentum/trend” based strategies that buy and sell securities in the same direction as the historical price movement and “counter-trend/mean reversion” based strategies that buy and sell securities in the opposite direction as the historical price movement. Other alternative strategies that do not rely on historical prices may also be utilized to enhance return.
In 2019, the top performing strategy for the Fund was a trend following strategy which invests in multiple asset classes using an artificial intelligence enhanced systematic approach. The bottom performing strategies for the Fund were intra-day equity trading strategies that seek to monetize short term momentum signals.
The overall backdrop of low market volatility has not been highly conducive to the Fund’s strategies that seek to monetize the movement of markets across time frames — intra-day, weekly, and monthly. To the extent levels of market volatility normalize to historical levels, this may portend an improved opportunity set for the Fund looking forward.
Sincerely,
•
Michael Kelly

•
Scott Burr

FS MANAGED FUTURES FUND — (continued)
Cumulative Total Return
	For the Year Ended December 31, 2019	Since Inception (December 31, 2018)
FMGFX (Class I)	0.10%	0.10%
FMFFX (Class A) with Full Sales Load	-5.89%	-5.89%
BofA Merrill Lynch US 3 Month T-Bill	2.28%	2.28%
Performance quoted represents past performance, which may be higher or lower than current performance. Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. The returns shown do not reflect taxes that an investor would pay on Fund distributions or on the sale of Fund shares. To obtain the most recent month-end performance, visit www.fsinvestments.com.

FS GLOBAL MACRO FUND
Dear Shareholder:
For the fiscal year ended December 31, 2019, FS Global Macro Fund (the “Fund”) returned 4.5% (Class I shares) with a realized 2.2% annualized monthly volatility and a 0.83 correlation to equities. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (which tracks the performance of the U.S. dollar-denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with remaining term to final maturity of less than 3 months), the primary benchmark for the Fund, had a positive return of 2.3% over this time period.
The Fund seeks to achieve its investment objective by investing globally across a broad spectrum of alternative investment strategies. The Fund may provide exposure to alternative strategies across the five major asset classes (commodities, currencies, fixed income, equities and credit). The strategy will be implemented through systematic, long and short, rules-based strategies that seek to capture returns generated from yield-based opportunities that exist across equity, fixed income, currency, and commodity instruments. Specifically, the Fund identifies relatively high yielding exposures to buy and low yielding exposures to sell, in order to generate a positive yield at the portfolio level, without taking on significant directional market exposure.
The Fund utilizes systematic, rules-based alternative beta strategies. In general, alternative beta strategies seek to identify and capitalize upon market inefficiencies and market behavioral biases or risk premia. Alternative beta strategies typically have less correlation to traditional equity and fixed income markets than traditional investment strategies.
In 2019, the top performing strategy for the Fund was a carry strategy which invests in currencies, while the lowest performing strategy was a carry strategy investing in bonds.
The Fund is intended to provide an alternative source of  “yield” that is attractive in light of the low yields currently offered within the fixed income space, particularly in investment grade and government credit. With a similar volatility profile to the Barclays Global Aggregate Index, the Fund is designed to be an alternative that can perform in a rising interest rate environment. Given that yields continued to fall in 2019 and most fixed income markets appear very expensive to historical levels, this Fund continues to be highly relevant in the market environment.
Sincerely,
•
Michael Kelly

•
Scott Burr

FS GLOBAL MACRO FUND — (continued)
Cumulative Total Return
	For the Year Ended December 31, 2019	Since Inception (December 31, 2018)
FGMIX (Class I)	4.47%	4.47%
FGMCX (Class A) with Full Sales Load	-1.78%	-1.78%
BofA Merrill Lynch US 3 Month T-Bill	2.28%	2.28%
Performance quoted represents past performance, which may be higher or lower than current performance. Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. The returns shown do not reflect taxes that an investor would pay on Fund distributions or on the sale of Fund shares. To obtain the most recent month-end performance, visit www.fsinvestments.com.

FS REAL ASSET FUND
Dear Shareholder:
For the fiscal year ended December 31, 2019, FS Real Asset Fund (the “Fund”) returned 10.1% (Class I shares) with a realized 8.0% annualized monthly volatility and a 0.88 correlation to equities. The primary benchmark for the Fund is a blended index consisting of 60% of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (which tracks the performance of the U.S. dollar-denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with remaining term to final maturity of less than 3 months) and 40% of the S&P 500 Index (which tracks the performance of large capitalization US equities). This benchmark had a positive return of 13.3% over this period.
The Fund seeks to achieve its investment objective by actively allocating its assets across a broad spectrum of real asset investments, which may include instruments or companies that derive their value from physical properties (such as natural resources, real estate, equipment and industrials, and infrastructure) and inflation-indexed securities.
The Fund utilizes systematic, rules-based alternative beta strategies. In general, alternative beta strategies seek to identify and capitalize upon market inefficiencies and market behavioral biases or risk premia. Alternative beta strategies typically have less correlation to traditional equity and fixed income markets than traditional investment strategies.
The Fund’s best performing strategies in 2019 were those strategies with long-only exposure to groups of equities in companies which derive their value from physical properties. The Fund’s market neutral strategies, which are strategies that are both long and short equities, and commodity-related strategies also exhibited positive returns for the year.
Looking forward, real assets may be buoyed by an improvement in the global cyclical backdrop and an increase in growth and inflation expectations. Given the high yields and reasonable valuations that exist in the space, the appreciation seen in 2019 in these types of exposures may continue in 2020.
Sincerely,
•
Michael Kelly

•
Scott Burr

FS REAL ASSET FUND — (continued)
Cumulative Total Return
	For the Year Ended December 31, 2019	Since Inception (December 31, 2018)
FSRLX (Class I)	10.14%	10.14%
FARLX (Class A) with Full Sales Load	3.55%	3.55%
60% BAML 3 Month T Bill, 40% S&P 500	13.31%	13.31%
Performance quoted represents past performance, which may be higher or lower than current performance. Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. The returns shown do not reflect taxes that an investor would pay on Fund distributions or on the sale of Fund shares. To obtain the most recent month-end performance, visit www.fsinvestments.com.

FS LONG/SHORT EQUITY FUND
Dear Shareholder:
For the fiscal year ended December 31, 2019, FS Long/Short Equity Fund (the “Fund”) returned 19.0% (Class I shares) with a realized 12.1% annualized monthly volatility and a 0.37 correlation to equities. The HFRX Equity Hedge Index (which tracks hedge fund managers who employ equity hedge strategies that involve maintaining both long and short equity positions), the primary benchmark for the Fund, had a positive return of 10.7% over this period.
The Fund seeks to generate equity-like returns with lower volatility while enhancing diversification. It uses a “wisdom of the crowds” approach to identify high conviction stocks from the equity hedge fund community, and creates a long and short portfolio that reflects the best ideas of this community. This portfolio is then risk managed in order to meet the Fund’s risk and return objectives. The long-short portfolio of fundamental, high conviction positions is analyzed for beta (i.e sensitivity to the market), factor exposure (i.e. sensitivity to well-known market factors such as value or momentum), and sector exposure, and the portfolio is adjusted in order to position the Fund to emphasize the alpha capture and calibrate the targeted level of sensitivity to the equity market.
The primary drivers of positive performance in 2019 were the Fund’s fundamental strategies, which generated meaningful levels of alpha. The Fund’s other strategies, used to manage the level of factor and equity exposure in the Fund, collectively contributed positively to performance in 2019. Those strategies with net long equity market exposure benefitted the most from the strong performance of the equity market in 2019. The lowest performing strategy in 2019 was the equity size risk premium strategy, which seeks to benefit from the relative returns of small to mid-capitalization equities over large capitalization equities. This strategy was used to hedge the size-bias with the Fund’s fundamental strategies, and detracted from performance.
Looking forward, while the post-crises investment backdrop has been challenging for active managers given the narrow US mega-cap stock leadership, uber easy monetary policy, and periods of very low volatility, the recent environment has shown considerable improvement. One secular driver of this improved opportunity set for active managers is the continued massive flow of money into passive funds. Most passive vehicles are not fundamentally oriented and instead are managed using capitalization-weighted construction processes. This has led to increasing valuation distortions within the equity market that are likely to create attractive opportunities for fundamentally oriented active managers to exploit.
Sincerely,
•
Michael Kelly

•
Scott Burr

FS LONG/SHORT EQUITY FUND — (continued)
Cumulative Total Return
	For the Year Ended December 31, 2019	Since Inception (December 31, 2018)
FSYIX (Class I)	18.99%	18.99%
FSYAX (Class A) with Full Sales Load	12.00%	12.00%
HFRX Equity Hedge	10.71%	10.71%
Performance quoted represents past performance, which may be higher or lower than current performance. Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. The returns shown do not reflect taxes that an investor would pay on Fund distributions or on the sale of Fund shares. To obtain the most recent month-end performance, visit www.fsinvestments.com.

FS MARKET NEUTRAL FUND
Dear Shareholder:
For the fiscal year ended December 31, 2019, FS Market Neutral Fund (the “Fund”) returned 3.1% (Class I shares) with a realized 3.2% annualized monthly volatility and a 0.54 correlation to equities. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (which tracks the performance of the U.S. dollar-denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with remaining term to final maturity of less than 3 months), the primary benchmark for the Fund, had a positive return of 2.3% over this time period.
The Fund seeks to achieve its investment objective by employing a quantitative approach to predict outperforming and underperforming stocks. The Fund will typically use a systematic, rules-based approach to identify and select securities. The approach may employ pattern recognition techniques commonly referred to as “machine learning,” which employs algorithms to spot complex patterns in investment data, to generate trading signals. Non-traditional datasets commonly referred to as “big data” may also be used to generate trading signals. “Big data” refers to extremely large data sets that may be processed through professional techniques and technology and analyzed computationally to reveal patterns, trends and associations.
In 2019, the Fund’s quantitative approach delivered steady, positive returns with low volatility and moderate correlation to the general market. In general, equity market neutral strategies had a difficult 2019, with the HFRX Equity Market Neutral Index down -1.87% during the year. This was due in part to factor-based strategies that buy and sell stocks based on fundamental characteristics such as value, quality, volatility, size, and momentum, generally struggled on the year.
Sincerely,
•
Michael Kelly

•
Scott Burr

FS MARKET NEUTRAL FUND — (continued)
Cumulative Total Return
	For the Year Ended December 31, 2019	Since Inception (December 31, 2018)
FSNFX (Class I)	3.05%	3.05%
FANFX (Class A) with Full Sales Load	-3.12%	-3.12%
BofA Merrill Lynch US 3 Month T-Bill	2.28%	2.28%
Performance quoted represents past performance, which may be higher or lower than current performance. Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. The returns shown do not reflect taxes that an investor would pay on Fund distributions or on the sale of Fund shares. To obtain the most recent month-end performance, visit www.fsinvestments.com.

FS EVENT DRIVEN FUND
Dear Shareholder:
For the fiscal year ended December 31, 2019, FS Event Driven Fund (the “Fund”) returned 4.8% (Class I shares) with a realized 2.8% annualized monthly volatility and a -0.42 correlation to equities. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (which tracks the performance of the U.S. dollar-denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with remaining term to final maturity of less than 3 months), the primary benchmark for the Fund, had a positive return of 2.3% over this time period.
The Fund utilizes systematic, rules-based alternative beta strategies. In general, alternative beta strategies seek to identify and capitalize upon market inefficiencies and market behavioral biases or risk premia. Alternative beta strategies typically have less correlation to traditional equity and fixed income markets than traditional investment strategies.
In 2019, the Fund’s quantitative approach delivered steady, positive returns with low volatility and moderate correlation to the general market. In general, equity market neutral strategies had a difficult 2019, with the HFRX Equity Market Neutral Index down -1.87% during the year. This was due in part to factor-based strategies that buy and sell stocks based on fundamental characteristics such as value, quality, volatility, size, and momentum, generally struggled on the year.
Sincerely,
•
Michael Kelly

•
Scott Burr

FS EVENT DRIVEN FUND — (continued)
Cumulative Total Return
	For the Year Ended December 31, 2019	Since Inception (December 31, 2018)
FSDFX (Class I)	4.76%	4.76%
FSDDX (Class A) with Full Sales Load	-1.50%	-1.50%
BofA Merrill Lynch US 3 Month T-Bill	2.28%	2.28%
Performance quoted represents past performance, which may be higher or lower than current performance. Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. The returns shown do not reflect taxes that an investor would pay on Fund distributions or on the sale of Fund shares. To obtain the most recent month-end performance, visit www.fsinvestments.com.

Glossary of Terms
Alpha:   Gauges the performance of an investment against a market index or benchmark that is considered to represent the market’s movement as a whole.
Alternative beta strategies:   Rules-based strategies that seek to capture alternative sources of return across asset classes.
Barclays Global Aggregate Index is a benchmark of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a month. At the end of the month, that issue is sold and rolled into a newly selected issue.
HFRX Equity Hedge Index is designed to be representative of the equity hedge fund manager universe. Equity hedge managers are substantially invested in equities, both long and short.
HFRX Equity Market Neutral Index is designed to be representative of equity hedge funds which typically maintain net equity market exposure no greater than 10% long or short.
HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies.
Margin of safety is a principle of investing in which you purchase securities when their market price is significantly below their intrinsic value.
S&P 500 Index is a benchmark of large-cap U.S. equities. The index includes 500 leading companies, captures approximately 80% coverage of available market capitalization.

Shareholder Fee Example (Unaudited)
Fund Expenses — for the period from July 01, 2019 through December 31, 2019 (Unaudited)
Example:   As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase (if any); and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1 fees); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual and hypothetical expense examples are based on an investment of  $1,000 invested at the beginning of a six month period and held through the six months ended December 31, 2019.
Actual Expenses:   The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes:   The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
FS Multi-Strategy Alternatives Fund	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (*)	Annualized Expense Ratio (**)
Actual
Class A Shares	$1,000.00	$997.40	$11.01	2.19%
Class I Shares	$1,000.00	$997.60	$9.61	1.91%
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (*)	Annualized Expense Ratio (**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,014.18	$11.10	2.19%
Class I Shares	$1,000.00	$1,015.58	$9.70	1.91%
FS Managed Futures Fund	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (*)	Annualized Expense Ratio (**)
Actual
Class A Shares	$1,000.00	$977.90	$2.57	0.52%
Class I Shares	$1,000.00	$978.50	$1.25	0.25%

	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (*)	Annualized Expense Ratio (**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,022.61	$2.63	0.52%
Class I Shares	$1,000.00	$1,023.95	$1.27	0.25%
FS Global Macro Fund	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (*)	Annualized Expense Ratio (**)
Actual
Class A Shares	$1,000.00	$1,016.70	$2.64	0.52%
Class I Shares	$1,000.00	$1,017.30	$1.27	0.25%
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (*)	Annualized Expense Ratio (**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,022.59	$2.65	0.52%
Class I Shares	$1,000.00	$1,023.95	$1.27	0.25%
FS Real Asset Fund	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (*)	Annualized Expense Ratio (**)
Actual
Class A Shares	$1,000.00	$1,040.40	$2.51	0.49%
Class I Shares	$1,000.00	$1,041.00	$1.29	0.25%
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (*)	Annualized Expense Ratio (**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,022.74	$2.49	0.49%
Class I Shares	$1,000.00	$1,023.95	$1.28	0.25%
FS Long/Short Equity Fund	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (*)	Annualized Expense Ratio (**)
Actual
Class A Shares	$1,000.00	$1,024.40	$2.56	0.50%
Class I Shares	$1,000.00	$1,024.90	$1.27	0.25%
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (*)	Annualized Expense Ratio (**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,022.68	$2.56	0.50%
Class I Shares	$1,000.00	$1,023.95	$1.27	0.25%

FS Market Neutral Fund	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (*)	Annualized Expense Ratio (**)
Actual
Class A Shares	$1,000.00	$1,002.80	$2.70	0.54%
Class I Shares	$1,000.00	$1,004.40	$1.26	0.25%
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (*)	Annualized Expense Ratio (**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,022.50	$2.73	0.54%
Class I Shares	$1,000.00	$1,023.95	$1.27	0.25%
FS Event Driven Fund	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (*)	Annualized Expense Ratio (**)
Actual
Class A Shares	$1,000.00	$1,030.70	$2.57	0.50%
Class I Shares	$1,000.00	$1,032.20	$1.28	0.25%
	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (*)	Annualized Expense Ratio (**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,022.67	$2.56	0.50%
Class I Shares	$1,000.00	$1,023.95	$1.28	0.25%

*
Expenses are calculated using the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on July 1, 2019.

**
Annualized ratio of expenses to average net assets for the period from July 1, 2019 through December 31, 2019. The expense ratio includes the effect of expenses waived or reimbursed by FS Fund Advisor, LLC, the Fund’s investment adviser.

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of FS Series Trust
Opinion on the Financial Statements
We have audited the accompanying consolidated (where applicable) statements of assets and liabilities of FS Series Trust (the “Trust”) (comprising FS Multi-Strategy Alternatives Fund, FS Managed Futures Fund, FS Global Macro Fund, FS Real Asset Fund, FS Long/Short Equity Fund, FS Market Neutral Fund, and FS Event Driven Fund, collectively referred to as the “Funds”), including the consolidated (where applicable) schedules of investments, as of December 31, 2019, and the related consolidated (where applicable) statements of operations and changes in net assets, and the consolidated (where applicable) financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated (where applicable) financial position of each of the Funds comprising FS Series Trust at December 31, 2019, and the consolidated (where applicable) results of their operations, changes in net assets, and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Funds	Consolidated (where applicable) Statements of Operations	Consolidated (where applicable) Statements of Changes in Net Assets	Consolidated (where applicable) Financial Highlights
FS Multi-Strategy Alternatives Fund	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019	For each of the two years in the period ended December 31, 2019 and the period from May 16, 2017 (Commencement of Operations) to December 31, 2017
FS Managed Futures Fund FS Global Macro Fund FS Real Asset Fund FS Long/Short Equity Fund FS Market Neutral Fund FS Event Driven Fund	For the year ended December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as auditor of one or more FS Investments investment companies since 2013.
Philadelphia, Pennsylvania
February 28, 2020

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Corporate Bonds – 16.4%
Actuant Corp., 5.6%, 6/15/2022		Miscellaneous Manufacturing	$387	$390	$392
Alliance Data Systems Corp., 4.8%, 12/15/2024	(d)	Diversified Financial Services	747	748	747
Altice Finco SA, 8.1%, 1/15/2024	(d)	Media Entertainment	468	484	484
AMC Entertainment Holdings, Inc., 5.9%, 11/15/2026		Entertainment	174	156	157
American Axle & Manufacturing, Inc., 6.6%, 10/15/2022		Auto Parts & Equipment	410	416	417
APX Group, Inc., 8.8%, 12/1/2020		Commercial Services	472	473	473
APX Group, Inc., 7.9%, 12/1/2022		Commercial Services	634	639	641
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		Retail	943	976	976
Bausch Health Cos., Inc., 5.0%, 1/30/2028	(d)	Pharmaceuticals	73	73	75
Bausch Health Cos., Inc., 5.3%, 1/30/2030	(d)	Pharmaceuticals	73	73	76
Bausch Health Cos., Inc., 5.5%, 3/1/2023	(d)	Pharmaceuticals	715	720	721
BCD Acquisition, Inc., 9.6%, 9/15/2023	(d)	Auto Manufacturers	583	606	602
Beazer Homes USA, Inc., 7.3%, 10/15/2029	(d)	Home Builders	257	258	275
Buckeye Partners LP, 4.0%, 12/1/2026		Pipelines	253	225	244
Carlson Travel, Inc., 6.8%, 12/15/2023	(d)	Leisure Time	314	312	321
Cincinnati Bell, Inc., 7.0%, 7/15/2024	(d)	Telecommunications	295	310	310
Cincinnati Bell, Inc., 8.0%, 10/15/2025	(d)	Telecommunications	443	472	471
CITGO Petroleum Corp., 6.3%, 8/15/2022	(d)	Oil & Gas	348	353	354
Cloud Crane LLC, 10.1%, 8/1/2024	(d)	Machinery-Diversified	367	394	386
CommScope, Inc., 5.0%, 6/15/2021	(d)	Telecommunications	563	564	565
Consolidated Communications, Inc., 6.5%, 10/1/2022		Telecommunications	256	239	232
CoreCivic, Inc., 4.8%, 10/15/2027		Real Estate Investment Trusts	335	294	287
Dell International LLC / EMC Corp., 5.3%, 10/1/2029	(d)	Computers	500	549	563
Diamond Resorts International, Inc., 7.8%, 9/1/2023	(d)	Lodging	408	419	421
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.6%, 8/15/2027	(d)	Media Entertainment	589	578	574
EIG Investors Corp., 10.9%, 2/1/2024		Internet	347	367	347
Energy Ventures Gom LLC / EnVen Finance Corp., 11.0%, 2/15/2023	(d)	Oil & Gas	290	313	284
Five Point Operating Co. LP / Five Point Capital Corp., 7.9%, 11/15/2025	(d)	Real Estate	615	606	621
Fly Leasing Ltd., 6.4%, 10/15/2021		Trucking & Leasing	98	99	100
Frontier Communications Corp., 8.0%, 4/1/2027	(d)	Telecommunications	771	804	807
Gateway Casinos & Entertainment Ltd., 8.3%, 3/1/2024	(d)	Entertainment	234	244	240
GEO Group, Inc., 6.0%, 4/15/2026		Real Estate Investment Trusts	465	421	414
GEO Group, Inc., 5.1%, 4/1/2023		Real Estate Investment Trusts	115	111	108
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
GFL Environmental, Inc., 5.4%, 3/1/2023	(d)	Environmental Control	$304	$309	$314
GFL Environmental, Inc., 7.0%, 6/1/2026	(d)	Environmental Control	62	63	66
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.3%, 2/1/2022		Investment Companies	385	394	393
Intelsat Connect Finance SA, 9.5%, 2/15/2023	(d)	Telecommunications	852	783	598
Iron Mountain, Inc., 6.0%, 8/15/2023		Real Estate Investment Trusts	516	526	528
iStar, Inc., 4.8%, 10/1/2024		Real Estate Investment Trusts	319	321	331
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.8%, 11/15/2021	(d)	Lodging	29	30	30
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 10.3%, 11/15/2022	(d)	Lodging	106	112	112
Level 3 Financing, Inc., 5.6%, 2/1/2023		Telecommunications	184	185	185
Level 3 Financing, Inc., 5.4%, 8/15/2022		Telecommunications	1,623	1,631	1,629
MPH Acquisition Holdings LLC, 7.1%, 6/1/2024	(d)	Commercial Services	144	136	140
NGL Energy Partners LP / NGL Energy Finance Corp., 7.5%, 11/1/2023		Pipelines	345	352	347
Nielsen Co. Luxembourg SARL, 5.5%, 10/1/2021	(d)	Commercial Services	953	957	959
Par Pharmaceutical, Inc., 7.5%, 4/1/2027	(d)	Pharmaceuticals	287	277	286
Penske Automotive Group, Inc., 5.8%, 10/1/2022		Retail	376	381	382
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.3%, 5/15/2023	(d)	Commercial Services	1,299	1,360	1,365
Pyxus International, Inc., 8.5%, 4/15/2021	(d) (e) (f)	Agriculture	769	763	744
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.8%, 10/15/2020		Packaging & Containers	1,255	1,258	1,258
RR Donnelley & Sons Co., 7.9%, 3/15/2021		Commercial Services	515	522	534
Sinclair Television Group, Inc., 5.1%, 2/15/2027	(d)	Media Entertainment	500	503	515
Solera LLC / Solera Finance, Inc., 10.5%, 3/1/2024	(d)	Software	161	173	171
Sprint Corp., 7.9%, 9/15/2023		Telecommunications	680	753	752
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC, 7.0%, 7/15/2026	(d)	Entertainment	208	225	226
Steel Dynamics, Inc., 5.1%, 10/1/2021		Iron/Steel	615	617	615
Stericycle, Inc., 5.4%, 7/15/2024	(d)	Environmental Control	250	261	263
TEGNA, Inc., 5.0%, 9/15/2029	(d)	Media Entertainment	220	220	224
Telesat Canada / Telesat LLC, 6.5%, 10/15/2027	(d)	Telecommunications	286	290	299
Teva Pharmaceutical Finance Netherlands III B.V., 7.1%, 1/31/2025	(d)	Pharmaceuticals	119	119	122
TransDigm, Inc., 6.5%, 7/15/2024		Aerospace/Defense	530	543	548
Univision Communications, Inc., 6.8%, 9/15/2022	(d)	Media Entertainment	562	570	572
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Vector Group Ltd., 10.5%, 11/1/2026	(d)	Agriculture	$533	$527	$552
Vector Group Ltd., 6.1%, 2/1/2025	(d)	Agriculture	241	222	238
Vertiv Group Corp., 10.0%, 5/15/2024	(d)	Machinery-Construction & Mining	410	422	440
Vertiv Group Corp., 9.3%, 10/15/2024	(d)	Machinery-Construction & Mining	1,308	1,370	1,409
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.8%, 4/15/2023	(d)	Oil & Gas	186	185	94
Welbilt, Inc., 9.5%, 2/15/2024		Machinery-Diversified	29	31	31
William Lyon Homes, Inc., 7.0%, 8/15/2022	(e) (f)	Home Builders	234	235	235
Williams Scotsman International, Inc., 7.9%, 12/15/2022	(d)	Home Builders	812	847	849
Total Corporate Bonds				32,159	32,041

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stock – 24.2%
Ball Corp.	(f)	Packaging & Containers	47,002	$2,763	$3,040
Bank of America Corp.	(f)	Banks	50,929	1,360	1,794
Blackstone Group, Inc.	(f)	Private Equity	31,634	1,171	1,770
Chocoladefabriken Lindt & Spruengli AG		Food	3	229	265
Cintas Corp.	(f)	Commercial Services	6,854	1,424	1,844
Costco Wholesale Corp.	(f)	Retail	5,901	1,450	1,734
CSX Corp.	(f)	Transportation	28,977	1,959	2,097
Davide Campari-Milano SpA		Beverages	145,703	1,322	1,330
Deere & Co.		Machinery-Diversified	4,511	680	781
Delta Air Lines, Inc.		Airlines	8,825	508	516
Domino’s Pizza, Inc.		Retail	3,672	916	1,079
Frontdoor, Inc.	(f) (g)	Engineering & Construction	16,841	573	799
HEICO Corp.	(f)	Aerospace/Defense	10,835	1,095	1,237
Home Depot, Inc.	(f)	Retail	13,600	2,638	2,970
IDEXX Laboratories, Inc.	(g)	Healthcare-Products	2,205	548	576
Ingevity Corp.	(g)	Chemicals	4,722	394	413
Intuit, Inc.		Software	4,305	998	1,128
JPMorgan Chase & Co.	(f)	Banks	11,688	1,252	1,629
LVMH Moet Hennessy Louis Vuitton SE		Apparel	914	367	425
Mastercard, Inc.	(f)	Diversified Financial Services	6,921	1,571	2,066
Mettler-Toledo International, Inc.	(g)	Electronics	1,641	1,067	1,302
Microsoft Corp.	(f)	Software	21,431	2,602	3,380
Moody’s Corp.		Commercial Services	4,600	796	1,092
Pool Corp.		Distribution/Wholesale	3,550	605	754
Remy Cointreau SA		Beverages	3,406	463	418
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Republic Services, Inc.	(f)	Environmental Control	14,827	$1,188	$1,329
Savills Plc		Commercial Services	42,276	475	635
Sherwin-Williams Co.	(f)	Chemicals	5,770	2,543	3,367
Skyworks Solutions, Inc.		Semiconductors	2,872	230	347
Thermo Fisher Scientific, Inc.	(f)	Healthcare-Products	3,927	998	1,276
Toro Co./The		Housewares	8,473	584	675
Ulta Salon Cosmetics & Fragrance, Inc.	(g)	Retail	2,897	699	733
Union Pacific Corp.	(f)	Transportation	10,808	1,714	1,954
Visa, Inc.	(f)	Diversified Financial Services	4,354	661	818
Walt Disney Co.	(f)	Media Entertainment	9,311	1,124	1,347
Zoetis, Inc.		Pharmaceuticals	4,103	499	543
Total Common Stock				39,466	47,463

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments – 62.1%
State Street Institutional Liquid Reserves Fund – Premier Class	(h)	1.73%	121,362,408	$121,376	$121,374
Total Short-Term Investments				121,376	121,374
TOTAL INVESTMENTS – 102.7%				$193,001	$200,878
Other Liabilities in Excess of Assets – (2.7)%					(5,362)
Net Assets – 100.0%					$195,516
Investments Sold Short
Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Mutual Funds Sold Short – (11.1)%
iShares Russell 1000 ETF			(121,901)	$(21,495)	$(21,750)
Total Mutual Funds Sold Short				(21,495)	(21,750)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds Sold Short – (0.5)%
MEDNAX, Inc., 6.3%, 1/15/2027		Healthcare-Services	$(86)	$(85)	$(88)
United States Steel Corp., 6.9%, 8/15/2025		Iron/Steel	(159)	(147)	(149)
Western Digital Corp., 4.8%, 2/15/2026		Computers	(477)	(476)	(498)
WeWork Companies, Inc., 7.9%, 5/1/2025		Real Estate	(175)	(139)	(145)
Total Corporate Bonds Sold Short				(847)	(880)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stocks Sold Short – (3.6)%
Align Technology, Inc.		Healthcare-Products	(244)	$(65)	$(68)
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Arch Coal, Inc.		Coal	(329)	$(26)	$(24)
Avanos Medical, Inc.		Healthcare-Products	(233)	(8)	(8)
Axon Enterprise, Inc.		Miscellaneous Manufacturing	(1,392)	(76)	(102)
Best Buy Co., Inc.		Retail	(1,706)	(149)	(150)
CDW Corp.		Internet	(1,379)	(187)	(197)
CH Robinson Worldwide, Inc.		Transportation	(2,188)	(176)	(171)
Charles Schwab Corp.		Diversified Financial Services	(5,601)	(278)	(266)
Energizer Holdings, Inc.		Electrical Components & Equipment	(4,210)	(173)	(211)
Erie Indemnity Co.		Insurance	(2,023)	(403)	(336)
Garmin Ltd.		Electronics	(608)	(58)	(59)
Healthcare Services Group, Inc.		Commercial Services	(221)	(5)	(5)
Helen of Troy Ltd.		Household Products/ Wares	(87)	(14)	(16)
Inogen, Inc.		Healthcare-Products	(177)	(11)	(12)
JB Hunt Transport Services, Inc.		Transportation	(4,622)	(481)	(540)
Landstar System, Inc.		Transportation	(1,460)	(162)	(166)
LivePerson, Inc.		Software	(4,874)	(190)	(180)
Loews Corp.		Insurance	(3,167)	(163)	(166)
LPL Financial Holdings, Inc.		Diversified Financial Services	(1,219)	(113)	(112)
Mattel, Inc.		Toys/Games/Hobbies	(2,434)	(32)	(33)
Monster Beverage Corp.		Beverages	(12,752)	(755)	(811)
Netflix, Inc.		Internet	(1,832)	(527)	(594)
New York Times Co.		Media Entertainment	(8,607)	(260)	(277)
Prestige Consumer Healthcare, Inc.		Pharmaceuticals	(7,114)	(240)	(288)
S&P Global, Inc.		Commercial Services	(1,219)	(331)	(333)
SiteOne Landscape Supply, Inc.		Distribution/ Wholesale	(1,329)	(101)	(120)
Slack Technologies, Inc.		Software	(7,546)	(159)	(170)
Snap-on, Inc.		Hand/Machine Tools	(2,192)	(359)	(371)
St Joe Co.		Lodging	(1,623)	(25)	(32)
Tesla, Inc.		Auto Manufacturers	(122)	(50)	(51)
TopBuild Corp.		Engineering & Construction	(336)	(34)	(35)
Trex Co., Inc.		Building Materials	(1,899)	(160)	(171)
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Uber Technologies, Inc.		Internet	(6,091)	$(182)	$(181)
USANA Health Sciences, Inc.		Pharmaceuticals	(4,074)	(283)	(320)
Veeva Systems, Inc.		Software	(1,096)	(153)	(154)
Verisk Analytics, Inc.		Commercial Services	(1,219)	(179)	(182)
Williams-Sonoma, Inc.		Retail	(1,950)	(137)	(143)
Zillow Group, Inc.		Internet	(1,702)	(68)	(78)
Total Common Stocks Sold Short				(6,773)	(7,133)
Total Investments Sold Short				(29,115)	(29,763)

Forward Foreign Currency Exchange Contracts
Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International PLC	03/18/2020	USD	266	CHF	260	$—	$4
Morgan Stanley & Co. International PLC	03/18/2020	USD	2,189	EUR	1,952	—	10
Morgan Stanley & Co. International PLC	03/18/2020	USD	132	GBP	98	1	—
Morgan Stanley & Co. International PLC	03/18/2020	USD	519	GBP	389	4	—
Total Forward Foreign Currency Exchange Contracts						$5	$14
Total Return Index Swaps(i) – (0.4)%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index – Equity ER(j)	USD 7,046	5/29/2020	Quarterly	$(1)	$95	$96	$—
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index – EM FX ER(k)	USD 3,947	5/29/2020	Quarterly	(1)	113	114	—
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index – Developed FX ER(l)	USD 2,751	5/29/2020	Quarterly	—	(12)	—	12
Barclays Bank PLC	Fixed Rate of 0.50%	Barclays IDMF Strategy(m)	USD 38,745	11/20/2020	Quarterly	—	(20)	—	20
BNP Paribas	3 Month LIBOR + 0.15%	Total return on BNP Equity Value Factor(n)	USD 44,505	6/15/2020	Quarterly	—	980	980	—
BNP Paribas	3 Month LIBOR – 0.05%	Total return on Russell 2000 Total Return Index(o)	USD 17,545	6/10/2020	Quarterly	—	403	403	—
BNP Paribas	Total return on BNP Equity Growth Factor(p)	3 Month LIBOR – 0.05%	USD 36,222	6/15/2020	Quarterly	—	(774)	—	774
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas	Total return on Russell 1000 Index Total Return(q)	3 Month LIBOR + 0.14%	USD 17,148	6/10/2020	Quarterly	$—	$(526)	$—	$526
Deutsche Bank	0%	Total return on Deutsche Bank Diversified Rates Strategy Index 008(r)	USD 20,190	6/18/2020	Quarterly	—	1	1	—
Goldman Sachs International	Total return on MSCI Daily TR Gross EAFE USD(s)	1 Month LIBOR + 0.40%	USD 22,943	10/1/2020	Monthly	—	36	36	—
Goldman Sachs International	1 Month LIBOR + 0.22%	Total return on MSCI Emerging Net Total Return USD Index(t)	USD 23,439	10/1/2020	Monthly	—	(36)	—	36
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Cross Asset Trend Basket Series 11 Excess Return Strategy(u)	USD 11,200	11/30/2020	Quarterly	—	(138)	—	138
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return on US Conviction Mean Reversion Index(v)	USD 7,532	6/8/2020	Quarterly	—	(160)	—	160
JP Morgan Chase Bank, N.A.	Fixed Rate of 1.40%	JPM Commodity Carry Pairs Capped Index(w)	USD 9,419	5/29/2020	Quarterly	—	(187)	—	187
JP Morgan Chase Bank, N.A.	0%	Total return on JPM Momentum Factor(x)	USD 4,315	5/29/2020	Quarterly	—	(15)	—	15
JP Morgan Chase Bank, N.A.	Total return on IBOXX USD Liquid High Yield Index Series 1 Version I	3 Month LIBOR	USD 996	3/20/2020	Quarterly	—	(42)	—	42
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.12%	Total return on J.P. Morgan US 10Y Bond Futures Index(y)	USD 35,474	6/30/2020	Quarterly	—	(10)	—	10
JP Morgan Chase Bank, N.A.	3 Month LIBOR	Total return on IBOXX USD Liquid Leveraged Loans Index Series 1 Version I	USD 350	3/20/2020	Quarterly	—	7	7	—
JP Morgan Chase Bank, N.A.	3 Month LIBOR	Total return on IBOXX USD Liquid Leveraged Loans Index Series 1 Version I	USD 1,000	3/20/2020	Quarterly	—	19	19	—
JP Morgan Chase Bank, N.A.	3 Month LIBOR	Total return on IBOXX USD Liquid High Yield Index Series 1 Version I	USD 231	3/20/2020	Quarterly	—	(1)	—	1
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank, N.A.	Total return on IBOXX USD Liquid Leveraged Loans Index Series 1 Version I	3 Month LIBOR	USD 585	3/20/2020	Quarterly	$—	$3	$3	$—
Morgan Stanley Capital Services LLC	Fixed Rate of 0.10%	Total return on MS Equity Quality Factor(z)	USD 13,193	5/29/2020	Quarterly	—	(55)	—	55
Nomura Securities Co., Ltd	0%	Total return on Nomura Bespoke Transaction Interest Rate Risk Premia Basket D in USD(aa)	USD 53,638	7/25/2020	Quarterly	—	(63)	—	63
Societe Generale	Fixed Rate of 0.15%	Delta Cap Mean Reversion(ab)	USD 6,030	4/30/2020	Quarterly	—	(170)	—	170
Societe Generale	Fed Funds Rate	Total return on Soc Gen Vol Roll on Rates Index(ac)	USD 11,221	4/3/2020	N/A	39	(324)	—	363
Total Total Return Index Swaps						$37	$(876)	$1,659	$2,572

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Denominated in U.S. dollars unless otherwise noted.

(c)
Fair value as of December 31, 2019 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(d)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $19,485, which represents approximately 10.0% of net assets as of December 31, 2019.

(e)
All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $979, which represents approximately 0.5% of net assets as of December 31, 2019.

(f)
Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with Morgan Stanley & Co. (“MSC”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with MSC. As of December 31, 2019, there were no securities rehypothecated by MSC.

(g)
Security is non-income producing.

(h)
Rate represents the seven-day yield as of December 31, 2019. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(i)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of  (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(j)
Barclays Cross-Asset Trend constituent with exposure to futures contracts on equity indices. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	7,142	100.00%
Futures
S&P 500 Mar 20	932	13.06%
EURO STOXX 50 Mar 20	811	11.35%
DAX INDEX Mar 20	790	11.06%
SPI 200 Mar 20	773	10.83%
NIKKEI 225 (OSE) Mar 20	754	10.55%
NASDAQ 100 E-MINI Mar 20	744	10.41%
MSCI TAIWAN INDEX Jan 20	375	5.26%
(k)
Barclays Cross-Asset Trend constituent with exposure to forward contracts on emerging market currencies. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/SGD 1MO	1,608	39.58%
USD/TWD 1MO	1,420	34.96%
USD/IDR 1MO	948	23.34%
USD/INR 1MO	910	22.40%
USD/CZK 1MO	907	22.33%
USD/PHP 1MO	881	21.69%
USD/KRW 1MO	871	21.44%
USD/PLN 1MO	707	17.41%
USD/MXN 1MO	690	16.98%
USD/RUB 1MO	631	15.55%
USD/HUF 1MO	603	14.85%
USD/ZAR 1MO	366	9.01%
(l)
Barclays Cross-Asset Trend constituent with exposure to forward contracts on developed market currencies. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Forwards
EUR/USD 1MO	1,024	37.39%
USD/JPY 1MO	(990)	-36.14%
AUD/USD 1MO	817	29.84%
NZD/USD 1MO	650	23.73%
USD/SEK 1MO	632	23.06%
GBP/USD 1MO	484	17.67%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

(m)
Aims to capture intraday trends and momentum in the S&P 500.

Top Underlying Components	Notional	Percentage of Notional
Index
Barclays IDMF Strategy Index	38,745	100%
(n)
Seeks to provide directional exposure that is long Wilshire US Large Cap Value Equities.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Microsoft Corp	12,431	1,960	4.32%
JPMorgan Chase & Co	6,061	845	1.86%
Johnson & Johnson	4,737	691	1.52%
Procter & Gamble Co/The	4,438	554	1.22%
Intel Corp	9,256	554	1.22%
AT&T Inc	13,053	510	1.12%
Wells Fargo & Co	8,837	475	1.05%
Verizon Communications Inc	7,668	471	1.04%
Merck & Co Inc	4,734	431	0.95%
Chevron Corp	3,537	426	0.94%
Coca-Cola Co/The	7,538	417	0.92%
Pfizer Inc	10,644	417	0.92%
Cisco Systems Inc	8,049	386	0.85%
Citigroup Inc	4,774	381	0.84%
PepsiCo Inc	2,591	354	0.78%
Walmart Inc	2,785	331	0.73%
Philip Morris International In	3,490	297	0.65%
Abbott Laboratories	3,392	295	0.65%
United Technologies Corp	1,945	291	0.64%
Amgen Inc	1,194	288	0.63%
Union Pacific Corp	1,584	286	0.63%
McDonald’s Corp	1,433	283	0.62%
QUALCOMM Inc	3,193	282	0.62%
International Business Machine	2,006	269	0.59%
AbbVie Inc	3,028	268	0.59%
Eli Lilly & Co	2,028	267	0.59%
Honeywell International Inc	1,497	265	0.58%
Truist Financial Corp	4,408	248	0.55%
Texas Instruments Inc	1,903	244	0.54%
NextEra Energy Inc	992	240	0.53%
Bristol-Myers Squibb Co	3,706	238	0.52%
3M Co	1,340	236	0.52%
Danaher Corp	1,470	226	0.50%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
General Electric Co	20,195	225	0.50%
Altria Group Inc	4,504	225	0.50%
CVS Health Corp	2,927	217	0.48%
US Bancorp	3,647	216	0.48%
Caterpillar Inc	1,407	208	0.46%
ConocoPhillips	3,003	195	0.43%
Allergan PLC	980	187	0.41%
PNC Financial Services Group I	1,159	185	0.41%
Mondelez International Inc	3,256	179	0.40%
Automatic Data Processing Inc	1,035	176	0.39%
Duke Energy Corp	1,861	170	0.37%
Stryker Corp	807	170	0.37%
Southern Co/The	2,571	164	0.36%
Becton Dickinson and Co	600	163	0.36%
Dominion Energy Inc	1,940	161	0.35%
DuPont de Nemours Inc	2,486	160	0.35%
Target Corp	1,235	158	0.35%
(o)
Long exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 2000 Total Return Index	17,965	100.00%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

(p)
Seeks to provide directional exposure that is short Wilshire US Large Cap Growth Equities.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Apple Inc	(8,192)	(2,406)	-6.49%
Alphabet Inc	(1,097)	(1,467)	-3.96%
Amazon.com Inc	(749)	(1,385)	-3.74%
Berkshire Hathaway Inc	(3,913)	(886)	-2.39%
Facebook Inc	(4,114)	(844)	-2.28%
UnitedHealth Group Inc	(1,652)	(486)	-1.31%
Comcast Corp	(8,285)	(373)	-1.01%
NVIDIA Corp	(1,376)	(324)	-0.87%
Adobe Inc	(969)	(320)	-0.86%
Broadcom Inc	(913)	(289)	-0.78%
Netflix Inc	(866)	(280)	-0.76%
NIKE Inc	(2,566)	(260)	-0.70%
salesforce.com Inc	(1,563)	(254)	-0.69%
PayPal Holdings Inc	(2,240)	(242)	-0.65%
Lowe’s Cos Inc	(1,819)	(218)	-0.59%
Starbucks Corp	(2,451)	(215)	-0.58%
Lockheed Martin Corp	(549)	(214)	-0.58%
Goldman Sachs Group Inc/The	(877)	(202)	-0.54%
Booking Holdings Inc	(95)	(195)	-0.53%
American Tower Corp	(839)	(193)	-0.52%
Charter Communications Inc	(387)	(188)	-0.51%
Cigna Corp	(892)	(182)	-0.49%
Morgan Stanley	(3,554)	(182)	-0.49%
Micron Technology Inc	(3,302)	(178)	-0.48%
United Parcel Service Inc	(1,513)	(177)	-0.48%
Gilead Sciences Inc	(2,710)	(176)	-0.48%
Anthem Inc	(574)	(173)	-0.47%
TJX Cos Inc/The	(2,830)	(173)	-0.47%
Tesla Inc	(408)	(171)	-0.46%
Fidelity National Information	(1,195)	(166)	-0.45%
BlackRock Inc	(316)	(159)	-0.43%
Charles Schwab Corp/The	(3,312)	(158)	-0.43%
Raytheon Co	(716)	(157)	-0.42%
S&P Global Inc	(575)	(157)	-0.42%
Biogen Inc	(519)	(154)	-0.42%
Intuitive Surgical Inc	(258)	(153)	-0.41%
Applied Materials Inc	(2,389)	(146)	-0.39%
Lam Research Corp	(490)	(143)	-0.39%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
EOG Resources Inc	(1,699)	(142)	-0.38%
Fiserv Inc	(1,226)	(142)	-0.38%
Colgate-Palmolive Co	(2,059)	(142)	-0.38%
Boston Scientific Corp	(3,095)	(140)	-0.38%
Zoetis Inc	(1,051)	(139)	-0.38%
Marsh & McLennan Cos Inc	(1,240)	(138)	-0.37%
Advanced Micro Devices Inc	(2,982)	(137)	-0.37%
Vertex Pharmaceuticals Inc	(624)	(137)	-0.37%
Marriott International Inc/MD	(880)	(133)	-0.36%
Walgreens Boots Alliance Inc	(2,254)	(133)	-0.36%
Humana Inc	(362)	(133)	-0.36%
Global Payments Inc	(711)	(130)	-0.35%
(q)
Short exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000 Index Total Return	(17,693)	-100.00%
(r)
Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias EU	(6,326)	-31.33%
Deutsche Bank Duration Bias US	(4,131)	-20.46%
(s)
Seeks to provide directional exposure that is short MSCI Daily Total Return Gross EAFE Index.

Top Underlying Components	Notional	Percentage of Notional
Index
MSCI Daily TR Gross EAFE USD	(22,943)	-100.00%
(t)
Seeks to provide directional exposure that is long the MSCI Emerging Markets Net Total Return USD Index.

Top Underlying Components	Notional	Percentage of Notional
Index
MSCI Emerging Net Total Return USD Index	23,439	100.00%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

(u)
Future and forward based liquid and fully transparent strategy that is composed of four Goldman Sachs’ proprietary strategies across four asset classes — FX Trend, Rates & Bonds Trend, Equity Trend, and Commodity trend.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/TWD 1MO	2,308	20.86%
USD/SGD 1MO	2,259	20.42%
USD/IDR 1MO	1,866	16.87%
USD/INR 1MO	1,621	14.65%
EUR/USD 1MO	(1,609)	-14.54%
USD/ILS 1MO	1,478	13.36%
USD/JPY 1MO	(1,442)	-13.04%
USD/PHP 1MO	1,373	12.41%
USD/RUB 1MO	925	8.36%
USD/MXN 1MO	923	8.35%
USD/CHF 1MO	(887)	-8.02%
USD/CNH 1MO	(884)	-7.99%
USD/HUF 1MO	(862)	-7.79%
USD/NOK 1MO	(721)	-6.52%
USD/TRY 1MO	677	6.12%
AUD/USD 1MO	(666)	-6.02%
Futures
EURO-SCHATZ Mar 20	(7,417)	-67.05%
3MO EURO EURIBOR Sep 20	(5,597)	-50.60%
3MO EURO EURIBOR Jun 20	(5,597)	-50.60%
3MO EURO EURIBOR Mar 21	(5,597)	-50.60%
90DAY EURO$ Jun 21	5,421	49.00%
90DAY EURO$ Mar 21	5,421	49.00%
90DAY EURO$ Sep 20	5,418	48.98%
90DAY EURO$ Jun 20	5,415	48.95%
90DAY STERLING Mar 21	5,032	45.49%
90DAY STERLING Sep 20	4,504	40.71%
90DAY STERLING Jun 21	4,502	40.70%
EURO-BOBL Mar 20	(2,668)	-24.12%
JPN 10Y BOND (OSE) Mar 20	(2,183)	-19.74%
90DAY STERLING Jun 20	1,987	17.96%
US 5YR NOTE (CBT) Mar 20	1,983	17.93%
US 10YR NOTE (CBT) Mar 20	1,453	13.14%
LONG GILT Mar 20	1,199	10.84%
3MO EURO EURIBOR Jun 21	(1,011)	-9.14%
EURO-BUND Mar 20	932	8.42%
S&P500 EMINI Mar 20	798	7.22%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
S&P/TSX 60 IX Mar 20	795	7.19%
SWISS MKT IX Mar 20	758	6.85%
US LONG BOND (CBT) Mar 20	724	6.55%
TOPIX INDX Mar 20	713	6.45%
SET50 Mar 20	(699)	-6.32%
MSCI EmgMkt Mar 20	680	6.15%
DAX INDEX Mar 20	663	6.00%
AMSTERDAM IDX Jan 20	660	5.96%
EURO STOXX 50 Mar 20	659	5.96%
E-Mini Russ 2000 Mar 20	650	5.88%
NASDAQ 100 E-MINI Mar 20	648	5.86%
SPI 200 Jan 20	637	5.75%
CAC40 10 EURO Jan 20	627	5.67%
FTSE 100 IDX Mar 20	626	5.66%
(v)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
SPDR S&P 500 ETF Trust	(1,493)	-20.25%
(w)
Seeks to take advantage of the convexity that exists within commodity term structures by going long deferred futures contracts and short nearby futures contracts within the same commodity.

Top Underlying Components	Notional	Percentage of Notional
Futures
BRENT CRUDE Jun 20	1,345	14.55%
NY Harb ULSD May 20	(1,338)	-14.48%
BRENT CRUDE Mar 20	1,251	13.54%
NY Harb ULSD Feb 20	(1,243)	-13.45%
WHITE SUGAR (ICE) May 20	1,217	13.17%
SUGAR #11 (WORLD) May 20	(1,212)	-13.12%
KC HRW WHEAT Mar 20	(1,151)	-12.46%
WHEAT (CBT) Mar 20	1,129	12.22%
WHITE SUGAR (ICE) Mar 20	1,127	12.20%
SUGAR #11 (WORLD) Mar 20	(1,122)	-12.15%
LME COPPER Feb 20	(1,106)	-11.97%
COPPER Mar 20	1,099	11.90%
LME COPPER May 20	(1,029)	-11.14%
COPPER May 20	1,024	11.08%
KC HRW WHEAT May 20	(976)	-10.56%
WHEAT (CBT) May 20	957	10.36%
LIVE CATTLE Jun 20	928	10.04%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
CATTLE FEEDER May 20	(927)	-10.03%
SILVER FUTURE Mar 20	(875)	-9.46%
GOLD 100 OZ Feb 20	871	9.42%
WTI CRUDE May 20	724	7.83%
SILVER May 20	(665)	-7.19%
GOLD 100 OZ Jun 20	662	7.17%
COFF ROBUSTA 10tn Mar 20	(607)	-6.57%
COFFEE ‘C’ Mar 20	604	6.54%
WTI CRUDE Feb 20	550	5.95%
GASOLINE RBOB May 20	(499)	-5.40%
COFF ROBUSTA 10tn May 20	(490)	-5.30%
COFFEE ‘C’ May 20	487	5.27%
Low Su Gasoil G Feb 20	(468)	-5.06%
Low Su Gasoil G May 20	(222)	-2.40%
SOYBEAN MEAL May 20	(139)	-1.51%
SOYBEAN MEAL Mar 20	(139)	-1.51%
SOYBEAN May 20	137	1.49%
SOYBEAN Mar 20	137	1.48%
CATTLE FEEDER Mar 20	(87)	-0.94%
LIVE CATTLE Feb 20	86	0.93%
GASOLINE RBOB Feb 20	(80)	-0.86%
(x)
Market neutral strategy that seeks to provide exposure to Momentum risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Apache Corp	(980)	(25)	-0.58%
Hitachi Chemical Co Ltd	585	25	0.57%
Match Group Inc	299	25	0.57%
Mosaic Co/The	(1,110)	(24)	-0.56%
Albemarle Corp	(327)	(24)	-0.55%
Tesla Inc	(57)	(24)	-0.55%
Carnival PLC	(489)	(24)	-0.55%
Concho Resources Inc	(268)	(23)	-0.55%
Advanced Micro Devices Inc	511	23	0.54%
Snap Inc	1,432	23	0.54%
M3 Inc	769	23	0.54%
GrubHub Inc	(480)	(23)	-0.54%
Occidental Petroleum Corp	(564)	(23)	-0.54%
EOG Resources Inc	(278)	(23)	-0.54%
Advantest Corp	410	23	0.54%
Eli Lilly & Co	(176)	(23)	-0.54%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Skyworks Solutions Inc	191	23	0.54%
Swedbank AB	(1,545)	(23)	-0.54%
Olympus Corp	1,427	23	0.53%
Newmont Mining Corp	(528)	(23)	-0.53%
Mylan NV	(1,136)	(23)	-0.53%
ViacomCBS Inc	(544)	(23)	-0.53%
Netflix Inc	(70)	(23)	-0.53%
Lonza Group AG	(66)	(23)	-0.53%
National Oilwell Varco Inc	(907)	(23)	-0.53%
London Stock Exchange Group PL	221	23	0.53%
Apple Inc	77	23	0.53%
RWE AG	739	23	0.53%
Voya Financial Inc	372	23	0.53%
Cigna Corp	(111)	(23)	-0.53%
Centene Corp	(360)	(23)	-0.53%
Cenovus Energy Inc	2,225	23	0.53%
Dropbox Inc	(1,263)	(23)	-0.53%
Liberty Broadband Corp	180	23	0.53%
Hitachi High-Technologies Corp	317	23	0.53%
Advance Auto Parts Inc	(141)	(23)	-0.52%
Cisco Systems Inc	(470)	(23)	-0.52%
Thales SA	(217)	(23)	-0.52%
Wabtec Corp	(289)	(23)	-0.52%
Elanco Animal Health Inc	(764)	(22)	-0.52%
Wayfair Inc	(249)	(22)	-0.52%
T-Mobile US Inc	(287)	(22)	-0.52%
Citigroup Inc	281	22	0.52%
Dell Technologies Inc	(437)	(22)	-0.52%
Constellation Brands Inc	(118)	(22)	-0.52%
Facebook Inc	109	22	0.52%
Altice Europe NV	3,476	22	0.52%
Molson Coors Brewing Co	(416)	(22)	-0.52%
Digital Realty Trust Inc	(187)	(22)	-0.52%
KLA-Tencor Corp	126	22	0.52%
(y)
Exposure to the JPM U.S. 10Y bond futures index

Top Underlying Components	Notional	Percentage of Notional
Futures
US 10YR NOTE (CBT) Mar 20	35,474	100.00%
(z)
Market neutral strategy that seeks to provide exposure to Quality risk premium.

See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Cash
US DOLLAR		13,068	99.46%
Common Stock
IAC/InterActiveCorp	852	212	1.61%
Western Digital Corp	(1,874)	(119)	-0.91%
Apache Corp	(4,577)	(117)	-0.89%
Conagra Brands Inc	(3,309)	(113)	-0.86%
BlackBerry Ltd	(17,507)	(113)	-0.86%
Noble Energy Inc	(4,486)	(111)	-0.85%
Concho Resources Inc	(1,272)	(111)	-0.85%
Mosaic Co/The	(5,104)	(110)	-0.84%
Baker Hughes a GE Co	4,267	109	0.83%
EOG Resources Inc	1,304	109	0.83%
Devon Energy Corp	4,193	109	0.83%
Sarepta Therapeutics Inc	(839)	(108)	-0.82%
Snap Inc	(6,584)	(108)	-0.82%
Kinross Gold Corp	(22,462)	(107)	-0.81%
Targa Resources Corp	(2,613)	(107)	-0.81%
PrairieSky Royalty Ltd	(9,041)	(106)	-0.81%
Royal Caribbean Cruises Ltd	(794)	(106)	-0.81%
American Tower Corp	460	106	0.81%
Eli Lilly & Co	803	106	0.80%
National Oilwell Varco Inc	(4,214)	(106)	-0.80%
Best Buy Co Inc	1,193	105	0.80%
Schlumberger Ltd	(2,606)	(105)	-0.80%
Wheaton Precious Metals Corp	(3,515)	(105)	-0.80%
Canopy Growth Corp	(4,972)	(105)	-0.80%
Lundin Mining Corp	(17,433)	(104)	-0.79%
Cabot Oil & Gas Corp	5,977	104	0.79%
CBS Corp	2,479	104	0.79%
Kirkland Lake Gold Ltd	2,355	104	0.79%
Exact Sciences Corp	(1,123)	(104)	-0.79%
Booking Holdings Inc	51	104	0.79%
First Quantum Minerals Ltd	(10,219)	(104)	-0.79%
Mettler-Toledo International I	131	104	0.79%
Marriott International Inc/MD	684	104	0.79%
CBRE Group Inc	1,689	104	0.79%
Robert Half International Inc	1,638	103	0.79%
Kinder Morgan Inc/DE	(4,883)	(103)	-0.79%
Bristol-Myers Squibb Co	1,610	103	0.79%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
ConocoPhillips	1,588	103	0.79%
TripAdvisor Inc	3,396	103	0.79%
Marvell Technology Group Ltd	(3,884)	(103)	-0.79%
Bunge Ltd	(1,791)	(103)	-0.78%
Citigroup Inc	(1,290)	(103)	-0.78%
NIKE Inc	1,017	103	0.78%
Franco-Nevada Corp	(996)	(103)	-0.78%
Liberty Broadband Corp	(818)	(103)	-0.78%
Vornado Realty Trust	1,545	103	0.78%
Texas Instruments Inc	800	103	0.78%
WW Grainger Inc	302	102	0.78%
Molson Coors Brewing Co	(1,899)	(102)	-0.78%
(aa)
Basket of indices comprised of Interest Rate Swaps in USD, EUR, GBP, and JPY based on value and momentum characteristics.

Top Underlying Components	Notional	Percentage of Notional
Index
IRS Rec 1Y in JPY	(38,306)	-71.50%
IRS Rec 2Y in JPY	(19,186)	-35.81%
IRS Rec 5Y in JPY	18,925	35.32%
IRS Rec 10Y in GBP	(9,811)	-18.31%
IRS Rec 5Y in USD	8,912	16.63%
IRS Rec 10Y in JPY	6,438	12.02%
IRS Rec 5Y in EUR	4,901	9.15%
IRS Rec 10Y in USD	4,641	8.66%
IRS Rec 20Y in GBP	(4,610)	-8.60%
IRS Rec 1Y in EUR	(4,245)	-7.92%
IRS Rec 10Y in EUR	(1,474)	-2.75%
IRS Rec 20Y in USD	294	0.55%
IRS Rec 30Y in EUR	(175)	-0.33%
IRS Rec 30Y in JPY	172	0.32%
(ab)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
SPDR S&P 500 ETF Trust	(2,236)	-38.14%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

(ac)
Systematic strategy that takes advantage of the volatility curve to generate positive carry.

Top Underlying Components	Notional	Percentage of Notional
Derivative
1y Forward 15y15y Straddle	2,967	26.92%
1y Forward 1y3y Straddle	2,755	25.00%
1y Forward 1y5y Straddle	1,272	11.54%
1y Forward 5y20y Straddle	1,272	11.54%
1y Forward 15y10y Straddle	1,060	9.62%
1y Forward 20y10y Straddle	848	7.69%
1y Forward 15y5y Straddle	636	5.77%
1y Forward 1y7y Straddle	212	1.92%
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
CNH – Chinese Yuan
CZK – Czech Koruna
EUR – Euro
GBP – British Pound
HUF – Hungarian Forint
IDR – Indonesian Rupiah
INR – India Rupee
JPY – Japanese Yen
LIBOR – London Interbank Offered Rate
NOK – Norwegian Krone
NZD – New Zealand Dollar
OBFR – Overnight Bank Funding Rate
PHP – Philippine Peso
PIK –  Payment In Kind
RUB –  Russian Ruble
SEK – Swedish Krona
SGD – Singapore Dollar
TRY – Turkish Lira
TWD – Taiwan Dollar
USD – U.S. Dollar
See notes to consolidated financial statements.

FS Managed Futures Fund
Consolidated Schedule of Investments
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments – 77.5%
State Street Institutional Liquid Reserves Fund – Premier Class	(c)	1.73%	1,550,928	$1,551	$1,551
Total Short-Term Investments				1,551	1,551
TOTAL INVESTMENTS – 77.5%				$1,551	$1,551
Other Assets in Excess of Liabilities – 22.5%					451
Net Assets – 100.0%					$2,002

Total Return Index Swaps(d) – (1.1)%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.50%	Total return on Barclays Month End Rebalancing Currency Index(e)	USD 309	1/2/2020	Quarterly	$—	$9	$9	$—
Barclays Bank PLC	Fixed Rate of 0.50%	Total return on Barclays IDMF Strategy Index(f)	USD 502	6/4/2020	Quarterly	—	(1)	—	1
BNP Paribas	Fixed Rate of 0.10%	Total return on BNP Paribas AI Trend ex-Commo USD Index(g)	USD 500	6/5/2020	Quarterly	—	12	12	—
Deutsche Bank	0%	Total return on Deutsche Bank Trend Intraday Equity Index(h)	USD 480	12/31/2020	Quarterly	—	—	—	—
Deutsche Bank	0%	Total return on Deutsche Bank Diversified Rates Strategy Index 008(i)	USD 410	6/5/2020	Quarterly	—	—	—	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Cross Asset Trend Risk Parity(j)	USD 524	1/2/2020	Quarterly	—	(21)	—	21
JP Morgan Chase Bank, N.A	Fixed Rate of 0.10%	Total return on JPM QES Basket Index(k)	USD 294	1/2/2020	Quarterly	—	(3)	—	3
JP Morgan Chase Bank, N.A	0%	Total return on JPM FX Momentum(l)	USD 289	1/2/2020	Quarterly	—	(16)	—	16
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return JPM Bi-Weekly 1 Month Variance US Conviction Mean Reversion(m)	USD 284	1/2/2020	Quarterly	—	(2)	—	2
Morgan Stanley & Co. International PLC	0%	Total return on MSEF Global Momentum(n)	USD 490	1/2/2020	Quarterly	—	—	—	—
See notes to consolidated financial statements.

FS Managed Futures Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Nomura Securities Co., Ltd	Fixed Rate of 0.15%	Total return on Nomura G10 All Currencies Mean Reversion(o)	USD 300	1/4/2020	Quarterly	$—	$—	$—	$—
Total Total Return Index Swaps						$—	$(22)	$21	$43

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Fair value as of December 31, 2019 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(c)
Rate represents the seven-day yield as of December 31, 2019. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(d)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of  (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)
Currency selection strategy based on equity market performance. Anticipates flows driven by hedging activities.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	318	100.00%
(f)
Aims to capture intraday trends and momentum in the S&P 500.

Top Underlying Components	Notional	Percentage of Notional
Index
Barclays IDMF Strategy Index	502	100.00%
(g)
Futures-based liquid strategy that is composed of BNP proprietary trend strategies across Equity and Fixed Income markets.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	120	23.41%
EURO	71	13.79%
JAPANESE YEN	(1)	-0.19%
HONG KONG DOLLAR	(54)	-10.52%
Futures
BNP Paribas USD 10Y	514	100.19%
BNP Paribas EUR 10Y	(335)	-65.34%
BNP Paribas Eurozone Equity	263	51.33%
BNP Paribas US Equity	(147)	-28.60%
BNP Paribas Japan Equity	102	19.90%
BNP Paribas JPY 10Y	(101)	-19.71%
BNP Paribas China Equity	54	10.52%
BNP Paribas Emerging Equities	27	5.21%
See notes to consolidated financial statements.

FS Managed Futures Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

(h)
Aims to capture intraday trends and momentum in the S&P 500.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Trend Intraday Equity Index	480	100.00%
(i)
Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias EU	(128)	-31.33%
Deutsche Bank Duration Bias US	(84)	-20.46%
(j)
Futures and forward based liquid and fully transparent strategy that is comprised of four Goldman Sachs’ proprietary strategies across four asset classes — FX Trend, Rates & Bonds Trend, Equity Trend, and Commodity Trend.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/TWD 1MO	105	20.86%
USD/SGD 1MO	103	20.42%
USD/IDR 1MO	85	16.87%
USD/INR 1MO	74	14.65%
EUR/USD 1MO	(73)	-14.54%
USD/ILS 1MO	67	13.36%
USD/JPY 1MO	(66)	-13.04%
USD/PHP 1MO	62	12.41%
USD/RUB 1MO	42	8.36%
USD/MXN 1MO	42	8.35%
USD/CHF 1MO	(40)	-8.02%
USD/CNH 1MO	(40)	-7.99%
USD/HUF 1MO	(39)	-7.79%
USD/NOK 1MO	(33)	-6.52%
USD/TRY 1MO	31	6.12%
AUD/USD 1MO	(30)	-6.02%
Futures
EURO-SCHATZ Mar 20	(337)	-67.05%
3MO EURO EURIBOR Sep 20	(255)	-50.60%
3MO EURO EURIBOR Jun 20	(255)	-50.60%
3MO EURO EURIBOR Mar 21	(255)	-50.60%
90DAY EURO$ Jun 21	247	49.00%
90DAY EURO$ Mar 21	247	49.00%
90DAY EURO$ Sep 20	246	48.98%
90DAY EURO$ Jun 20	246	48.95%
90DAY STERLING Mar 21	229	45.49%
90DAY STERLING Sep 20	205	40.71%
See notes to consolidated financial statements.

FS Managed Futures Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
90DAY STERLING Jun 21	205	40.70%
EURO-BOBL Mar 20	(121)	-24.12%
JPN 10Y BOND (OSE) Mar 20	(99)	-19.74%
90DAY STERLING Jun 20	90	17.96%
US 5YR NOTE (CBT) Mar 20	90	17.93%
US 10YR NOTE (CBT) Mar 20	66	13.14%
LONG GILT Mar 20	55	10.84%
3MO EURO EURIBOR Jun 21	(46)	-9.14%
EURO-BUND Mar 20	42	8.42%
S&P500 EMINI Mar 20	36	7.22%
S&P/TSX 60 IX Mar 20	36	7.19%
SWISS MKT IX Mar 20	34	6.85%
US LONG BOND (CBT) Mar 20	33	6.55%
TOPIX INDX Mar 20	32	6.45%
SET50 Mar 20	(32)	-6.32%
MSCI EmgMkt Mar 20	31	6.15%
DAX INDEX Mar 20	30	6.00%
AMSTERDAM IDX Jan 20	30	5.96%
EURO STOXX 50 Mar 20	30	5.96%
E-Mini Russ 2000 Mar 20	30	5.88%
NASDAQ 100 E-MINI Mar 20	29	5.86%
SPI 200 FUTURES Jan 20	29	5.75%
CAC40 10 EURO Jan 20	29	5.67%
FTSE 100 IDX Mar 20	28	5.66%
(k)
Aims to capture intraday trends and momentum in NASDAQ and VIX futures.

Top Underlying Components	Notional	Percentage of Notional
Index
JPM QES Basket Index	292	100.00%
(l)
Currency selection strategy based on equity market performance. Anticipates flows driven by hedging activities.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
POLISH ZLOTY	(91)	-33.33%
HUNGARIAN FORINT	73	26.67%
SOUTH AFRICAN RAND	(64)	-23.33%
RUSSIAN RUBLE	55	20.00%
JAPANESE YEN	52	18.89%
SWEDISH KRONA	52	18.89%
NORWEGIAN KRONE	(33)	-12.22%
AUSTRALIAN DOLLAR	(27)	-10.00%
See notes to consolidated financial statements.

FS Managed Futures Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
TURKISH LIRA	21	7.78%
MEXICAN PESO	(15)	-5.56%
NEW ZEALAND DOLLAR	(15)	-5.56%
CANADIAN DOLLAR	(12)	-4.44%
EURO	(9)	-3.33%
BRITISH POUND	6	2.22%
(m)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
SPDR S&P 500 ETF Trust	(57)	-20.25%
(n)
Market neutral portfolio of global stocks with long-term momentum signal.

Top Underlying Components	Shares	Notional	Percentage of Notional
Cash
US DOLLAR		490	100.08%
Common Stock
CBS Corp	(127)	(5)	-1.09%
HEICO Corp	56	5	1.02%
BlackBerry Ltd	(664)	(4)	-0.87%
Concho Resources Inc	(48)	(4)	-0.86%
Mosaic Co/The	(194)	(4)	-0.86%
GrubHub Inc	(86)	(4)	-0.86%
Advanced Micro Devices Inc	91	4	0.85%
Carnival Corp	(81)	(4)	-0.84%
Snap Inc	250	4	0.83%
Cenovus Energy Inc	399	4	0.83%
Shopify Inc	10	4	0.83%
CenterPoint Energy Inc	(147)	(4)	-0.82%
Occidental Petroleum Corp	(97)	(4)	-0.82%
KLA-Tencor Corp	22	4	0.81%
Mylan NV	(198)	(4)	-0.81%
Ingredion Inc	(43)	(4)	-0.81%
Canopy Growth Corp	(189)	(4)	-0.81%
Lam Research Corp	14	4	0.81%
Nordstrom Inc	(96)	(4)	-0.81%
Hess Corp	59	4	0.81%
Elanco Animal Health Inc	(134)	(4)	-0.81%
Kirkland Lake Gold Ltd	89	4	0.81%
Alliance Data Systems Corp	(35)	(4)	-0.80%
Kinder Morgan Inc/DE	185	4	0.80%
See notes to consolidated financial statements.

FS Managed Futures Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
TripAdvisor Inc	(129)	(4)	-0.80%
Marvell Technology Group Ltd	147	4	0.80%
Applied Materials Inc	64	4	0.80%
Vornado Realty Trust	(59)	(4)	-0.80%
Equinix Inc	7	4	0.80%
Onex Corp	(61)	(4)	-0.79%
IAC/InterActiveCorp	16	4	0.79%
SL Green Realty Corp	(42)	(4)	-0.79%
TransDigm Group Inc	7	4	0.79%
Estee Lauder Cos Inc/The	19	4	0.79%
Pinnacle West Capital Corp	(43)	(4)	-0.79%
TransCanada Corp	72	4	0.79%
Fairfax Financial Holdings Ltd	(8)	(4)	-0.79%
Host Hotels & Resorts Inc	(208)	(4)	-0.79%
BioMarin Pharmaceutical Inc	(46)	(4)	-0.79%
Rogers Communications Inc	(77)	(4)	-0.79%
Kroger Co/The	(133)	(4)	-0.79%
Masco Corp	80	4	0.79%
NiSource Inc	(138)	(4)	-0.79%
Arch Capital Group Ltd	90	4	0.79%
DTE Energy Co	(30)	(4)	-0.78%
Husky Energy Inc	(477)	(4)	-0.78%
UGI Corp	(85)	(4)	-0.78%
Moody’s Corp	16	4	0.78%
Lululemon Athletica Inc	17	4	0.78%
(o)
Currency selection strategy using mean reversion signals.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currencies
NEW ZEALAND DOLLAR	(52)	-17.20%
NORWEGIAN KRONE	(51)	-17.01%
JAPANESE YEN	49	16.47%
AUSTRALIAN DOLLAR	(28)	-9.37%
EURO	20	6.53%
SWEDISH KRONA	11	3.71%
CANADIAN DOLLAR	(5)	-1.77%
BRITISH POUND	4	1.29%
SWISS FRANC	(2)	-0.74%
See notes to consolidated financial statements.

FS Global Macro Fund
Consolidated Schedule of Investments
As of December 31, 2019
(dollar amounts in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Par Amount(b)	Amortized Cost	Fair Value(c)
Commodity Linked Notes – 6.8%
Citigroup Global Markets Holdings, Inc. 144A sr. notes 1-month LIBOR less 0.1%, 2020 (Indexed to the Citi Commodities Alpha Beta Basket F1 Index multiplied by 3)	(d)	$133	$133	$ 139
Total Commodity Linked Notes			133	139

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments – 75.6%
State Street Institutional Liquid Reserves Fund – Premier Class	(e)	1.73%	1,544,389	$1,544	$1,545
Total Short-Term Investments				1,544	1,545
TOTAL INVESTMENTS – 82.4%				$1,677	$1,684
Other Assets in Excess of Liabilities – 17.6%					360
Net Assets – 100.0%					$2,044
Total Return Index Swaps(f) – (0.1)%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.55%	Total return on Barclays EWSV Index(g)	EUR 137	1/2/2020	Quarterly	$—	$(1)	$—	$1
Deutsche Bank	Fixed Rate of 0.00%	Total return on Deutsche Bank Cross Asset Carry USD Index Ex Commodities(h)	USD 316	12/31/2020	Quarterly	—	—	—	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs RP Equity Carry(i)	USD 202	1/2/2020	Quarterly	—	(3)	—	3
Goldman Sachs International	Fixed Rate of 0.15%	Total Return on Goldman Sachs Macro Index CA02(j)	USD 325	1/2/2020	Quarterly	—	2	2	—
JP Morgan Chase Bank N.A.	Fixed Rate of 0.25%	Total return on J. P. Morgan Government Bond Carry to-Risk Index(k)	USD 607	1/2/2020	Quarterly	—	(4)	—	4
Nomura Securities Co., Ltd	0%	Total return on Nomura Bespoke Transaction Interest Rate Risk Premia Basket(l)	USD 2,000	1/4/2020	Quarterly	—	3	3	—
Total Total Return Index Swaps						$—	$(3)	$5	$8

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Denominated in U.S. dollars unless otherwise noted.

(c)
Fair value as of December 31, 2019 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

See notes to consolidated financial statements.

FS Global Macro Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar amounts in thousands, except share and per share amounts)

(d)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $139, which represents approximately 6.8% of net assets as of December 31, 2019.

(e)
Rate represents the seven-day yield as of December 31, 2019. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(f)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of  (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(g)
Short variance exposure in the Eurostoxx 50 index.

Top Underlying Components	Notional	Percentage of Notional
Swap
Eurostoxx 50 Variance Swap	137	100.00%
(h)
Cross Asset carry strategy excluding commodities.

Top Underlying Components	Notional	Percentage of Notional
FX Forwards
USD/EUR	(46)	-14.68%
USD/JPY	(32)	-10.13%
USD/AUD	(13)	-4.14%
USD/RUB	3	0.99%
USD/CNH	3	0.99%
USD/ZAR	3	0.99%
USD/HUF	3	0.99%
USD/BRL	3	0.99%
USD/SGD	3	0.99%
USD/PLN	3	0.99%
USD/TWD	3	0.99%
USD/MXN	3	0.99%
USD/TRY	3	0.99%
USD/KRW	3	0.99%
Index
CDX.NA.HY 5Y Long Excess Return	29	9.16%
ITRX XOVER CDSI S30 5y Corp	28	8.99%
EONIA Total Return Index	(0)	-0.01%
Fed Funds Effective Rate TR	(0)	0.00%
Future
MSCI EmgMkt Mar 20	(13)	-4.13%
EURO STOXX 50 Mar 20	12	3.87%
NIKKEI 225 (OSE) Mar 20	11	3.54%
FTSE 100 IDX Mar 20	9	2.70%
S&P500 EMINI Mar 20	(1)	-0.33%
See notes to consolidated financial statements.

FS Global Macro Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar amounts in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
Swap
EURO 10 YR	21	6.70%
JAPANESE YEN 10 YR	15	4.74%
US DOLLAR 10 YR	4	1.34%
BRITISH POUND 10 YR	0	0.09%
(i)
Market neutral strategy based on futures versus spot differentials across equity markets.

Top Underlying Components	Notional	Percentage of Notional
Futures
BIST 30 Feb 20	(37)	-18.50%
IBEX 35 INDX Jan 20	34	17.39%
KOSPI2 INX Mar 20	33	16.71%
FTSE/JSE TOP 40 Mar 20	(33)	-16.40%
SWISS MKT IX Mar 20	29	14.85%
MSCI EmgMkt Mar 20	(26)	-13.13%
FTSE 100 IDX Mar 20	23	11.55%
NASDAQ 100 E-MINI Mar 20	(20)	-9.84%
HSCEI Jan 20	(17)	-8.45%
SPI 200 Jan 20	16	7.89%
CAC40 10 EURO Jan 20	15	7.58%
HANG SENG IDX Jan 20	(15)	-7.34%
E-Mini Russ 2000 Mar 20	(13)	-6.55%
S&P/TSX 60 IX Mar 20	13	6.51%
EURO STOXX 50 Mar 20	10	5.08%
S&P500 EMINI Mar 20	(9)	-4.73%
MSCI TAIWAN INDEX Jan 20	8	3.99%
TOPIX INDX Mar 20	7	3.61%
AMSTERDAM IDX Jan 20	(7)	-3.59%
FTSE/MIB IDX Mar 20	5	2.47%
SET50 Mar 20	(1)	-0.40%
Cash/Foreign Currency
SWISS FRANC	0	0.00%
US DOLLAR	(0)	0.00%
BRITISH POUND	(0)	0.00%
EURO	0	0.00%
JAPANESE YEN	0	0.00%
See notes to consolidated financial statements.

FS Global Macro Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar amounts in thousands, except share and per share amounts)

(j)
Currency selection strategy based on relative interest rates.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
CHILEAN PESO	(51)	-15.61%
RUSSIAN RUBLE	51	15.51%
MEXICAN PESO	50	15.35%
SWEDISH KRONA	(50)	-15.21%
TURKISH LIRA	49	14.86%
INDIAN RUPEE	48	14.67%
EURO	(47)	-14.54%
BRITISH POUND	(46)	-14.02%
SOUTH AFRICAN RAND	23	6.93%
AUSTRALIAN DOLLAR	(20)	-6.09%
INDONESIAN RUPIAH	18	5.38%
HUNGARIAN FORINT	(13)	-4.13%
PHILIPPINES PESO	11	3.26%
SWISS FRANC	(10)	-2.92%
TAIWAN DOLLAR	(7)	-2.06%
SOUTH KOREAN WON	(2)	-0.69%
NORWEGIAN KRONE	(0)	0.00%
ISRAELI SHEKEL	(0)	0.00%
NEW ZEALAND DOLLAR	(0)	0.00%
(k)
Seeks to deliver enhanced returns by allocating exposure to assets from a set of government bond futures by computing the ratio of implied carry to three-month realized volatility, allocating evenly weighted risk exposure to all assets with a ratio above the set threshold.

Top Underlying Components	Notional	Percentage of Notional
Futures
EURO-SCHATZ Mar 20	345	57.15%
US 2YR NOTE (CBT) Mar 20	173	28.59%
JPN 10Y BOND (OSE) Mar 20	154	25.60%
EURO-BOBL Mar 20	(132)	-21.80%
US 10YR NOTE (CBT) Mar 20	64	10.62%
(l)
Basket of indices comprised of Interest Rate Swaps in USD, EUR, GBP, and JPY based on carry, value, and momentum characteristics.

Top Underlying Components	Notional	Percentage of Notional
Index
IRS Rec 1Y in JPY	(1,432)	-71.50%
IRS Rec 2Y in JPY	(717)	-35.81%
IRS Rec 5Y in JPY	707	35.32%
IRS Rec 10Y in GBP	(367)	-18.31%
IRS Rec 5Y in USD	333	16.63%
IRS Rec 10Y in JPY	241	12.02%
IRS Rec 5Y in EUR	183	9.15%
See notes to consolidated financial statements.

FS Global Macro Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar amounts in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
IRS Rec 10Y in USD	173	8.66%
IRS Rec 20Y in GBP	(172)	-8.60%
IRS Rec 1Y in EUR	(159)	-7.92%
IRS Rec 10Y in EUR	(55)	-2.75%
IRS Rec 20Y in USD	11	0.55%
IRS Rec 30Y in EUR	(7)	-0.33%
IRS Rec 30Y in JPY	6	0.32%
See notes to consolidated financial statements.

FS Real Asset Fund
Consolidated Schedule of Investments
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Par Amount(b)	Amortized Cost	Fair Value(c)
Commodity Linked Notes – 20.2%
Citigroup Global Markets Holdings, Inc. 144A sr. notes 1-month LIBOR less 0.1%, 2020 (Indexed to the Citi Commodities Alpha Beta Basket F1 Index multiplied by 3)	(d)	$600	$600	$627
Total Commodity Linked Notes			600	627

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments – 75.3%
State Street Institutional Liquid Reserves Fund – Premier Class	(e)	1.73%	2,334,194	$2,334	$2,335
Total Short-Term Investments				2,334	2,335
TOTAL INVESTMENTS – 95.5%				$2,934	$2,962
Other Assets in Excess of Liabilities – 4.5%					140
Net Assets – 100.0%					$3,102
Total Return Index Swaps(f) – 0.9%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month LIBOR + 0.60%	Total return on JPM Long ERP Sector(g)	USD 1,390	1/2/2020	Quarterly	$—	$66	$66	$—
JPMorgan Chase Bank, N.A.	Total return on JPM Short ERP Sector(h)	3 Month LIBOR – 0.25%	USD 703	1/2/2020	Quarterly	—	(42)	—	42
Morgan Stanley Capital Services LLC	1 Month LIBOR + 0.50%	Total return on Morgan Stanley Inflation Index(i)	USD 349	1/2/2020	Quarterly	—	2	2	—
Morgan Stanley Capital Services LLC	1 Month LIBOR + 0.50%	Total return on Morgan Stanley Pricing Power Index(j)	USD 335	1/2/2020	Quarterly	—	1	1	—
Total Total Return Index Swaps						$—	$27	$69	$42

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Denominated in U.S. dollars unless otherwise noted.

(c)
Fair value as of December 31, 2019 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(d)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $627, which represents approximately 20.2% of net assets as of December 31, 2019.

(e)
Rate represents the seven-day yield as of December 31, 2019. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

See notes to consolidated financial statements.

FS Real Asset Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

(f)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of  (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(g)
Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Helmerich & Payne Inc	713	32	2.22%
Targa Resources Corp	793	32	2.22%
CenterPoint Energy Inc	1,134	31	2.12%
Park Hotels & Resorts Inc	1,190	31	2.11%
WestRock Co	711	30	2.09%
Williams Cos Inc/The	1,267	30	2.06%
Antero Midstream GP LP	3,903	30	2.03%
Dow Inc	536	29	2.01%
Eaton Corp PLC	308	29	2.00%
Nielsen Holdings PLC	1,438	29	2.00%
PPL Corp	813	29	2.00%
LyondellBasell Industries NV	306	29	1.98%
Southern Co/The	447	28	1.95%
Dominion Energy Inc	342	28	1.94%
Omega Healthcare Investors Inc	668	28	1.94%
Cummins Inc	157	28	1.93%
International Paper Co	612	28	1.93%
United Parcel Service Inc	241	28	1.93%
Plains GP Holdings LP	1,478	28	1.92%
PACCAR Inc	351	28	1.90%
Iron Mountain Inc	861	27	1.88%
Kimco Realty Corp	1,318	27	1.87%
Johnson Controls International	667	27	1.86%
VEREIT Inc	2,922	27	1.85%
Generac Holdings Inc	258	26	1.78%
Macerich Co/The	921	25	1.70%
Occidental Petroleum Corp	570	23	1.61%
Equitrans Midstream Corp	1,737	23	1.59%
Fluor Corp	1,229	23	1.59%
Spirit Realty Capital Inc	469	23	1.58%
Chemours Co/The	1,258	23	1.56%
Brixmor Property Group Inc	999	22	1.48%
Copart Inc	233	21	1.45%
Olin Corp	1,210	21	1.43%
Sabra Health Care REIT Inc	889	19	1.30%
Gaming and Leisure Properties	427	18	1.26%
MGM Growth Properties LLC	580	18	1.23%
See notes to consolidated financial statements.

FS Real Asset Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Tallgrass Energy LP	765	17	1.16%
EPR Properties	233	16	1.13%
MSC Industrial Direct Co Inc	210	16	1.13%
Tanger Factory Outlet Centers	991	15	1.00%
FTI Consulting Inc	129	14	0.98%
Pattern Energy Group Inc	529	14	0.97%
EnLink Midstream LLC	2,214	14	0.93%
Essential Properties Realty Tr	541	13	0.92%
Weingarten Realty Investors	411	13	0.88%
Builders FirstSource Inc	482	12	0.84%
Domtar Corp	317	12	0.83%
Armstrong World Industries Inc	127	12	0.82%
Saia Inc	125	12	0.80%
(h)
Uses factor-based stock selection to provide short exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
WPX Energy Inc	(1,362)	(19)	-2.51%
Transocean Ltd	(2,634)	(18)	-2.43%
Parsley Energy Inc	(895)	(17)	-2.27%
Mosaic Co/The	(768)	(17)	-2.23%
EOG Resources Inc	(196)	(16)	-2.20%
Whiting Petroleum Corp	(2,215)	(16)	-2.18%
Alcoa Corp	(714)	(15)	-2.06%
Continental Resources Inc/OK	(446)	(15)	-2.05%
American Tower Corp	(66)	(15)	-2.04%
Fortive Corp	(198)	(15)	-2.03%
Gardner Denver Holdings Inc	(407)	(15)	-2.00%
Atmos Energy Corp	(132)	(15)	-1.98%
IHS Markit Ltd	(195)	(15)	-1.97%
Equinix Inc	(25)	(15)	-1.96%
Diamondback Energy Inc	(156)	(14)	-1.94%
DuPont de Nemours Inc	(225)	(14)	-1.94%
General Electric Co	(1,296)	(14)	-1.94%
SBA Communications Corp	(60)	(14)	-1.94%
Roper Technologies Inc	(41)	(14)	-1.93%
American Water Works Co Inc	(115)	(14)	-1.90%
NRG Energy Inc	(356)	(14)	-1.90%
TransUnion	(165)	(14)	-1.90%
Boston Properties Inc	(102)	(14)	-1.89%
Southwestern Energy Co	(5,824)	(14)	-1.89%
United Continental Holdings In	(160)	(14)	-1.89%
See notes to consolidated financial statements.

FS Real Asset Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Invitation Homes Inc	(468)	(14)	-1.88%
TransDigm Group Inc	(25)	(14)	-1.88%
XPO Logistics Inc	(176)	(14)	-1.88%
Jones Lang LaSalle Inc	(80)	(14)	-1.87%
Textron Inc	(313)	(14)	-1.87%
Prologis Inc	(155)	(14)	-1.85%
Old Dominion Freight Line Inc	(72)	(14)	-1.84%
Essex Property Trust Inc	(45)	(14)	-1.83%
American Homes 4 Rent	(512)	(13)	-1.80%
Axalta Coating Systems Ltd	(442)	(13)	-1.80%
Vistra Energy Corp	(561)	(13)	-1.73%
Spirit Airlines Inc	(316)	(13)	-1.71%
Spirit AeroSystems Holdings In	(169)	(12)	-1.65%
Oasis Petroleum Inc	(3,568)	(12)	-1.56%
HEICO Corp	(97)	(11)	-1.48%
Acuity Brands Inc	(73)	(10)	-1.36%
Equity Residential	(125)	(10)	-1.36%
Kilroy Realty Corp	(120)	(10)	-1.35%
United States Steel Corp	(778)	(9)	-1.19%
Arconic Inc	(281)	(9)	-1.16%
AvalonBay Communities Inc	(40)	(8)	-1.12%
Sensata Technologies Holding P	(143)	(8)	-1.03%
NextEra Energy Inc	(30)	(7)	-0.99%
Centennial Resource Developmen	(1,420)	(7)	-0.88%
Knight-Swift Transportation Ho	(183)	(7)	-0.88%
(i)
Seeks to deliver a high sensitivity to inflation expectations through a basket comprised of companies within agriculture, base & precious metals, and energy industries.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
NRG Energy Inc	634	25	7.23%
CSX Corp	227	16	4.70%
SVB Financial Group	59	15	4.27%
Vale SA	1,116	15	4.22%
Fastenal Co	330	12	3.49%
Regions Financial Corp	678	12	3.33%
Canadian Pacific Railway Ltd	46	12	3.33%
Caterpillar Inc	78	12	3.32%
Celanese Corp	93	11	3.27%
Citizens Financial Group Inc	273	11	3.18%
Rio Tinto PLC	185	11	3.15%
WW Grainger Inc	31	10	2.99%
Steel Dynamics Inc	252	9	2.46%
See notes to consolidated financial statements.

FS Real Asset Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Reliance Steel & Aluminum Co	70	8	2.39%
Marathon Petroleum Corp	131	8	2.26%
Freeport-McMoRan Inc	594	8	2.23%
Nucor Corp	128	7	2.06%
Allegheny Technologies Inc	339	7	2.01%
Hess Corp	104	7	2.00%
East West Bancorp Inc	141	7	1.96%
Flowserve Corp	133	7	1.90%
Suncor Energy Inc	199	7	1.87%
Arconic Inc	194	6	1.71%
WESCO International Inc	99	6	1.68%
ArcelorMittal	333	6	1.68%
Canadian Natural Resources Ltd	171	6	1.59%
Diamondback Energy Inc	59	5	1.56%
MSC Industrial Direct Co Inc	69	5	1.56%
Southern Copper Corp	127	5	1.55%
Murphy Oil Corp	188	5	1.45%
Marathon Oil Corp	347	5	1.35%
Pioneer Natural Resources Co	30	5	1.30%
Tenaris SA	191	4	1.24%
United States Steel Corp	339	4	1.11%
Noble Energy Inc	155	4	1.10%
TechnipFMC PLC	179	4	1.10%
National Oilwell Varco Inc	150	4	1.08%
Helmerich & Payne Inc	80	4	1.04%
Devon Energy Corp	127	3	0.95%
Halliburton Co	120	3	0.84%
Compass Minerals International	46	3	0.81%
CNX Resources Corp	311	3	0.79%
Schlumberger Ltd	68	3	0.79%
Baker Hughes a GE Co	107	3	0.78%
Dril-Quip Inc	57	3	0.76%
POSCO	50	3	0.73%
Carpenter Technology Corp	45	2	0.64%
Apache Corp	86	2	0.63%
Century Aluminum Co	237	2	0.51%
NOW Inc	124	1	0.40%
(j)
Seeks to deliver strong performance ability in the face of inflation through a basket comprised of companies in all industries that have the ability to pass through inflation related cost increases to consumers via higher prices.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
NVIDIA Corp	62	15	4.35%
See notes to consolidated financial statements.

FS Real Asset Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Apple Inc	49	14	4.33%
NIKE Inc	138	14	4.19%
Adobe Inc	42	14	4.14%
Netflix Inc	42	14	4.05%
Starbucks Corp	150	13	3.95%
Broadcom Inc	42	13	3.95%
Visa Inc	70	13	3.94%
Coca-Cola Co/The	238	13	3.93%
Pfizer Inc	335	13	3.91%
TRS: ServiceNow Inc	46	13	3.86%
Walt Disney Co/The	86	12	3.70%
Charter Communications Inc	25	12	3.63%
Chipotle Mexican Grill Inc	13	11	3.33%
Altria Group Inc	211	11	3.14%
PepsiCo Inc	76	10	3.09%
American Tower Corp	41	9	2.79%
Lululemon Athletica Inc	39	9	2.68%
Philip Morris International In	104	9	2.64%
Deere & Co	48	8	2.51%
Sherwin-Williams Co/The	13	8	2.32%
Crown Castle International Cor	52	7	2.22%
S&P Global Inc	27	7	2.17%
Blackstone Group LP/The	121	7	2.02%
Equinix Inc	10	6	1.82%
O’Reilly Automotive Inc	12	5	1.53%
AutoZone Inc	4	5	1.48%
Constellation Brands Inc	26	5	1.48%
Atlassian Corp PLC	39	5	1.41%
Ingersoll-Rand PLC	35	5	1.38%
Moody’s Corp	16	4	1.11%
Advance Auto Parts Inc	23	4	1.10%
Verisk Analytics Inc	24	4	1.08%
SBA Communications Corp	15	4	1.07%
Fortive Corp	45	3	1.02%
MSCI Inc	13	3	0.97%
AMETEK Inc	30	3	0.88%
Shake Shack Inc	48	3	0.85%
Apollo Global Management LLC	45	2	0.64%
KKR & Co Inc	67	2	0.59%
Ferrari NV	8	1	0.38%
Bright Horizons Family Solutio	6	1	0.29%
Ares Management Corp	10	0	0.10%
See notes to consolidated financial statements.

FS Long/Short Equity Fund
Schedule of Investments
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments – 102.4%
State Street Institutional Liquid Reserves Fund – Premier Class	(c)	1.73%	3,530,060	$3,530	$3,530
Total Short-Term Investments				3,530	3,530
TOTAL INVESTMENTS – 102.4%				$3,530	$3,530
Other Liabilities in Excess Assets – (2.4)%					(82)
Net Assets – 100.0%					$3,448
Total Return Equity Swaps(d) – 0.6%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1 Month LIBOR + 0.40%	Apple, Inc.	USD 33	11/27/2020	Quarterly	$—	$3	$3	$—
Barclays Bank PLC	Berkshire Hathaway, Inc. Class B	1 Month LIBOR + 0.40%	USD 34	11/27/2020	Quarterly	—	(1)	—	1
Barclays Bank PLC	CarGurus, Inc.	1 Month LIBOR + 0.40%	USD 57	11/27/2020	Quarterly	—	4	4	—
Barclays Bank PLC	Carvana Co.	1 Month LIBOR + 0.40%	USD 54	11/27/2020	Quarterly	—	1	1	—
Barclays Bank PLC	1 Month LIBOR + 0.40%	Facebook, Inc. Class A	USD 35	11/27/2020	Quarterly	—	—	—	—
Barclays Bank PLC	1 Month LIBOR + 0.40%	Alphabet, Inc.	USD 103	11/27/2020	Quarterly	—	2	2	—
Barclays Bank PLC	CarMax, Inc.	1 Month LIBOR + 0.40%	USD 76	11/27/2020	Quarterly	—	6	6	—
Barclays Bank PLC	1 Month LIBOR + 0.40%	Microsoft Corp.	USD 85	11/27/2020	Quarterly	—	2	2	—
Barclays Bank PLC	Netflix, Inc.	1 Month LIBOR + 0.40%	USD 69	11/27/2020	Quarterly	—	(1)	—	1
Barclays Bank PLC	Twilio, Inc. Class A	1 Month LIBOR + 0.40%	USD 54	11/27/2020	Quarterly	—	2	2	—
Barclays Bank PLC	1 Month LIBOR + 0.40%	Zimmer Biomet Holdings, Inc.	USD 69	11/27/2020	Quarterly	—	1	1	—
Total Total Return Equity Swaps						$—	$19	$21	$2
Total Return Index Swaps(d) – (3.2)%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	3 Month LIBOR + 0.05%	Total return on Russell 2000 Total Return Index(e)	USD 868	1/19/2021	N/A	$—	$2	$2	$—
Barclays Bank PLC	Fixed Rate of 0.10%	Total return on Novus Barclays Public Ownership HF Conviction US Index ER(f)	USD 960	1/19/2021	N/A	—	(1)	—	1
See notes to consolidated financial statements.

FS Long/Short Equity Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.30%	Total return on Barclays US Momentum Equity ER USD Index(g)	USD 144	1/19/2021	N/A	$—	$—	$—	$—
Barclays Bank PLC	Fixed Rate of 0.30%	Total return on Barclays US Momentum Equity ER USD Index(h)	USD 250	12/28/2020	N/A	—	—	—	—
Barclays Bank PLC	Total return on Barclays Short Interest Short Basket Total Return Index(i)	OBFR -1.05%	USD 1,004	1/19/2021	N/A	—	(19)	—	19
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Value Market Hedged Index ER(j)	USD 223	1/19/2021	N/A	—	(2)	—	2
Barclays Bank PLC	Fixed Rate of 0.30%	Total return on Barclays US Value Equity ER USD Index(k)	USD 141	1/19/2021	N/A	—	—	—	—
Barclays Bank PLC	Total return on Russell 1000 Index Total Return(l)	3 Month LIBOR + 0.18%	USD 740	1/19/2021	N/A	—	(6)	—	6
Barclays Bank PLC	Fixed Rate of 0.10%	Total return on Novus Barclays Public Ownership HF Conviction US Index ER(m)	USD 2,463	12/28/2020	N/A	—	29	29	—
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Value Equity Market Hedged Index ER(n)	USD 369	12/28/2020	N/A	—	(5)	—	5
Barclays Bank PLC	Fixed Rate of 0.30%	Total return on Barclays US Value Equity ER USD Index(o)	USD 250	12/28/2020	N/A	—	3	3	—
Barclays Bank PLC	Total return on Barclays Short Interest Short Basket Total Return Index(p)	OBFR -1.05%	USD 2,346	12/28/2020	N/A	—	(114)	—	114
BNP Paribas	3 Month LIBOR – 0.05%	Total return on Russell 2000 Total Return Index(q)	USD 1,470	12/30/2020	N/A	—	33	33	—
BNP Paribas	Total return on Russell 1000 Index Total Return(r)	3 Month LIBOR + 0.14%	USD 1,220	12/30/2020	N/A	—	(29)	—	29
Total Total Return Index Swaps						$—	$(109)	$67	$176

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Fair value as of December 31, 2019 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(c)
Rate represents the seven-day yield as of December 31, 2019. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

See notes to consolidated financial statements.

FS Long/Short Equity Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

(d)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of  (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)
Long exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire U.S. stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 2000 Total Return Index	869	100.00%
(f)
A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Nexstar Media Group Inc	180	21	2.19%
Apple Inc	71	21	2.17%
Autodesk Inc	112	21	2.14%
Adobe Inc	62	20	2.13%
Booking Holdings Inc	10	20	2.13%
Bank of America Corp	568	20	2.09%
Citigroup Inc	250	20	2.08%
Snap Inc	1,221	20	2.08%
Moody’s Corp	83	20	2.06%
Amazon.com Inc	11	20	2.05%
Liberty Broadband Corp	156	20	2.05%
Microsoft Corp	124	20	2.05%
General Motors Co	535	20	2.04%
PayPal Holdings Inc	181	20	2.04%
Mastercard Inc	66	20	2.04%
Delta Air Lines Inc	334	20	2.04%
American Express Co	156	19	2.03%
Altice USA Inc	712	19	2.03%
Netflix Inc	60	19	2.03%
Visa Inc	103	19	2.03%
NextEra Energy Inc	80	19	2.02%
Berkshire Hathaway Inc	86	19	2.02%
TransDigm Group Inc	35	19	2.02%
Allergan PLC	101	19	2.02%
Facebook Inc	94	19	2.01%
FirstEnergy Corp	396	19	2.01%
Alphabet Inc	14	19	2.00%
New York Times Co/The	597	19	2.00%
Charter Communications Inc	40	19	2.00%
See notes to consolidated financial statements.

FS Long/Short Equity Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Markel Corp	17	19	2.00%
Credit Acceptance Corp	43	19	2.00%
Carvana Co	208	19	2.00%
Fidelity National Information	137	19	1.99%
Global Payments Inc	104	19	1.98%
Comcast Corp	423	19	1.98%
NRG Energy Inc	474	19	1.97%
TRS: ServiceNow Inc	67	19	1.96%
Cheniere Energy Inc	307	19	1.95%
Charles Schwab Corp/The	393	19	1.95%
salesforce.com Inc	115	19	1.94%
Wells Fargo & Co	346	19	1.94%
Walt Disney Co/The	127	18	1.91%
GoDaddy Inc	270	18	1.91%
Interactive Brokers Group Inc	391	18	1.90%
GCI Liberty Inc	257	18	1.90%
Crown Holdings Inc	250	18	1.89%
Twilio Inc	180	18	1.84%
CarMax Inc	190	17	1.74%
Cargurus Inc	468	16	1.72%
(g)
Long only strategy that seeks to provide exposure to the Momentum risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Advanced Micro Devices Inc	68	3	2.15%
Apple Inc	10	3	2.10%
Teladoc Health Inc	36	3	2.08%
Lululemon Athletica Inc	13	3	2.06%
Charter Communications Inc	6	3	2.06%
Williams-Sonoma Inc	40	3	2.05%
Skechers U.S.A. Inc	68	3	2.04%
Allstate Corp/The	26	3	2.04%
Old Dominion Freight Line Inc	15	3	2.04%
KLA-Tencor Corp	16	3	2.04%
Blackstone Group LP/The	52	3	2.04%
Apollo Global Management LLC	61	3	2.03%
CDW Corp/DE	20	3	2.03%
Masco Corp	61	3	2.03%
MarketAxess Holdings Inc	8	3	2.03%
Teledyne Technologies Inc	8	3	2.02%
See notes to consolidated financial statements.

FS Long/Short Equity Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
DexCom Inc	13	3	2.02%
Lam Research Corp	10	3	2.02%
Sherwin-Williams Co/The	5	3	2.02%
Applied Materials Inc	48	3	2.02%
EPAM Systems Inc	14	3	2.01%
Air Products & Chemicals Inc	12	3	2.01%
Seattle Genetics Inc	25	3	2.00%
FMC Corp	29	3	2.00%
Garmin Ltd	29	3	1.99%
Assurant Inc	22	3	1.99%
Kansas City Southern	19	3	1.99%
Hartford Financial Services Gr	47	3	1.99%
Owens Corning	44	3	1.99%
Teradyne Inc	42	3	1.99%
MSCI Inc	11	3	1.99%
Fortune Brands Home & Security	44	3	1.99%
GENERAC HOLDINGS INC	28	3	1.99%
Edwards Lifesciences Corp	12	3	1.98%
XPO Logistics Inc	36	3	1.98%
Leggett & Platt Inc	56	3	1.98%
Jabil Inc	69	3	1.98%
Insulet Corp	17	3	1.97%
PulteGroup Inc	73	3	1.97%
Valero Energy Corp	30	3	1.97%
Keysight Technologies Inc	28	3	1.97%
Arconic Inc	92	3	1.97%
Phillips 66	25	3	1.97%
Roku Inc	21	3	1.96%
TransDigm Group Inc	5	3	1.96%
Synchrony Financial	78	3	1.95%
Fidelity National Financial In	62	3	1.95%
Arrowhead Pharmaceuticals Inc	43	3	1.91%
ACADIA PHARMACEUTICALS INC	64	3	1.91%
CarMax Inc	29	3	1.78%
(h)
Long only strategy that seeks to provide exposure to the Momentum risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Advanced Micro Devices Inc	118	5	2.15%
Apple Inc	18	5	2.10%
See notes to consolidated financial statements.

FS Long/Short Equity Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Teladoc Health Inc	62	5	2.08%
Lululemon Athletica Inc	22	5	2.06%
Charter Communications Inc	11	5	2.06%
Williams-Sonoma Inc	70	5	2.05%
Skechers U.S.A. Inc	118	5	2.04%
Allstate Corp/The	45	5	2.04%
Old Dominion Freight Line Inc	27	5	2.04%
KLA-Tencor Corp	29	5	2.04%
Blackstone Group LP/The	91	5	2.04%
Apollo Global Management LLC	107	5	2.03%
CDW Corp/DE	36	5	2.03%
Masco Corp	106	5	2.03%
MarketAxess Holdings Inc	13	5	2.03%
Teledyne Technologies Inc	15	5	2.02%
DexCom Inc	23	5	2.02%
Lam Research Corp	17	5	2.02%
Sherwin-Williams Co/The	9	5	2.02%
Applied Materials Inc	83	5	2.02%
EPAM Systems Inc	24	5	2.01%
Air Products & Chemicals Inc	21	5	2.01%
Seattle Genetics Inc	44	5	2.00%
FMC Corp	50	5	2.00%
Garmin Ltd	51	5	1.99%
Assurant Inc	38	5	1.99%
Kansas City Southern	33	5	1.99%
Hartford Financial Services Gr	82	5	1.99%
Owens Corning	77	5	1.99%
Teradyne Inc	73	5	1.99%
MSCI Inc	19	5	1.99%
Fortune Brands Home & Security	76	5	1.99%
GENERAC HOLDINGS INC	49	5	1.99%
Edwards Lifesciences Corp	21	5	1.98%
XPO Logistics Inc	62	5	1.98%
Leggett & Platt Inc	97	5	1.98%
Jabil Inc	120	5	1.98%
Insulet Corp	29	5	1.97%
PulteGroup Inc	127	5	1.97%
Valero Energy Corp	53	5	1.97%
Keysight Technologies Inc	48	5	1.97%
Arconic Inc	160	5	1.97%
See notes to consolidated financial statements.

FS Long/Short Equity Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Phillips 66	44	5	1.97%
Roku Inc	37	5	1.96%
TransDigm Group Inc	9	5	1.96%
Synchrony Financial	136	5	1.95%
Fidelity National Financial In	108	5	1.95%
Arrowhead Pharmaceuticals Inc	75	5	1.91%
ACADIA PHARMACEUTICALS INC	112	5	1.91%
CarMax Inc	51	4	1.78%
(i)
A basket of stocks with the highest short interest based on public short interest filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
INTRA-CELLULAR THERAPIES INC	(227)	(8)	-0.76%
Evolent Health Inc	(671)	(6)	-0.59%
Intelsat SA	(845)	(6)	-0.58%
Esperion Therapeutics Inc	(99)	(6)	-0.58%
Flexion Therapeutics Inc	(286)	(6)	-0.58%
Cardlytics Inc	(94)	(6)	-0.58%
AVAYA HOLDINGS CORP	(435)	(6)	-0.57%
Wayfair Inc	(65)	(6)	-0.57%
Aerie Pharmaceuticals Inc	(243)	(6)	-0.57%
Uniti Group Inc	(714)	(6)	-0.57%
Pagseguro Digital Ltd	(171)	(6)	-0.57%
Renewable Energy Group Inc	(217)	(6)	-0.57%
Coupa Software Inc	(40)	(6)	-0.57%
Oasis Petroleum Inc	(1,788)	(6)	-0.57%
GrubHub Inc	(120)	(6)	-0.57%
AMC Networks Inc	(147)	(6)	-0.57%
Zillow Group Inc	(127)	(6)	-0.57%
iRhythm Technologies Inc	(85)	(6)	-0.57%
Matador Resources Co	(324)	(6)	-0.57%
Slack Technologies Inc	(259)	(6)	-0.57%
QTS Realty Trust Inc	(107)	(6)	-0.57%
International Flavors & Fragra	(45)	(6)	-0.57%
Colfax Corp	(160)	(6)	-0.57%
2U Inc	(242)	(6)	-0.57%
Teladoc Health Inc	(69)	(6)	-0.57%
Calavo Growers Inc	(64)	(6)	-0.57%
Americold Realty Trust	(165)	(6)	-0.57%
Albemarle Corp	(79)	(6)	-0.57%
See notes to consolidated financial statements.

FS Long/Short Equity Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Cardtronics PLC	(130)	(6)	-0.57%
MGM Growth Properties LLC	(187)	(6)	-0.57%
Q2 Holdings Inc	(71)	(6)	-0.57%
Dave & Buster’s Entertainment	(144)	(6)	-0.57%
Eldorado Resorts Inc	(97)	(6)	-0.57%
Nordstrom Inc	(141)	(6)	-0.57%
Papa John’s International Inc	(92)	(6)	-0.57%
Digital Realty Trust Inc	(48)	(6)	-0.57%
MongoDB Inc	(44)	(6)	-0.57%
Appfolio Inc	(53)	(6)	-0.56%
Agree Realty Corp	(82)	(6)	-0.56%
Carvana Co	(63)	(6)	-0.56%
Voya Financial Inc	(95)	(6)	-0.56%
Redfin Corp	(273)	(6)	-0.56%
Synaptics Inc	(88)	(6)	-0.56%
SolarEdge Technologies Inc	(61)	(6)	-0.56%
Healthcare Trust of America In	(191)	(6)	-0.56%
MSG Networks Inc	(332)	(6)	-0.56%
Macy’s Inc	(339)	(6)	-0.56%
Microchip Technology Inc	(55)	(6)	-0.56%
Twilio Inc	(59)	(6)	-0.56%
TAUBMAN CENTERS INC	(186)	(6)	-0.56%
(j)
Long position in a basket of US stocks that look attractively priced based on the chosen value characteristics combined with an offsetting short position in an index to hedge the general market risk.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
SPDR S&P 500 ETF Trust	(797)	(256)	-116.05%
Best Buy Co Inc	59	5	2.33%
Micron Technology Inc	93	5	2.27%
Lear Corp	36	5	2.25%
Devon Energy Corp	191	5	2.24%
Nordstrom Inc	119	5	2.21%
United Rentals Inc	28	5	2.12%
ConocoPhillips	72	5	2.10%
Kohl’s Corp	91	5	2.09%
Citigroup Inc	58	5	2.08%
Cabot Oil & Gas Corp	263	5	2.07%
Gap Inc/The	258	5	2.07%
Zions Bancorp NA	87	5	2.04%
Delta Air Lines Inc	77	5	2.04%
See notes to consolidated financial statements.

FS Long/Short Equity Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
E*TRADE Financial Corp	99	4	2.04%
Allison Transmission Holdings	92	4	2.01%
Jazz Pharmaceuticals PLC	30	4	2.01%
HP Inc	217	4	2.01%
Pfizer Inc	113	4	2.01%
MetLife Inc	87	4	2.01%
Comerica Inc	62	4	2.00%
Tapestry Inc	164	4	2.00%
Caterpillar Inc	30	4	2.00%
Harley-Davidson Inc	119	4	2.00%
Reliance Steel & Aluminum Co	37	4	2.00%
eBay Inc	122	4	2.00%
Nucor Corp	78	4	2.00%
Fifth Third Bancorp	143	4	1.99%
AXA Equitable Holdings Inc	178	4	1.99%
International Paper Co	95	4	1.98%
NetApp Inc	70	4	1.97%
LyondellBasell Industries NV	46	4	1.97%
Biogen Inc	15	4	1.97%
NRG Energy Inc	109	4	1.97%
American Airlines Group Inc	151	4	1.96%
Seagate Technology PLC	72	4	1.94%
Toll Brothers Inc	108	4	1.93%
Western Union Co/The	159	4	1.92%
JetBlue Airways Corp	227	4	1.92%
Cummins Inc	24	4	1.92%
Synchrony Financial	117	4	1.90%
Unum Group	143	4	1.89%
Ally Financial Inc	137	4	1.89%
Walgreens Boots Alliance Inc	71	4	1.89%
Marathon Petroleum Corp	69	4	1.88%
Textron Inc	93	4	1.88%
United Continental Holdings In	47	4	1.87%
HollyFrontier Corp	81	4	1.86%
Southwest Airlines Co	75	4	1.84%
Dell Technologies Inc	79	4	1.84%
See notes to consolidated financial statements.

FS Long/Short Equity Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

(k)
Long only strategy that seeks to provide exposure to the Value risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Best Buy Co Inc	37	3	2.33%
Micron Technology Inc	60	3	2.27%
Lear Corp	23	3	2.25%
Devon Energy Corp	122	3	2.24%
Nordstrom Inc	76	3	2.21%
United Rentals Inc	18	3	2.12%
ConocoPhillips	46	3	2.10%
Kohl’s Corp	58	3	2.09%
Citigroup Inc	37	3	2.08%
Cabot Oil & Gas Corp	168	3	2.07%
Gap Inc/The	165	3	2.07%
Zions Bancorp NA	55	3	2.04%
Delta Air Lines Inc	49	3	2.04%
E*TRADE Financial Corp	63	3	2.04%
Allison Transmission Holdings	59	3	2.01%
Jazz Pharmaceuticals PLC	19	3	2.01%
HP Inc	138	3	2.01%
Pfizer Inc	72	3	2.01%
MetLife Inc	56	3	2.01%
Comerica Inc	39	3	2.00%
Tapestry Inc	105	3	2.00%
Caterpillar Inc	19	3	2.00%
Harley-Davidson Inc	76	3	2.00%
Reliance Steel & Aluminum Co	24	3	2.00%
eBay Inc	78	3	2.00%
Nucor Corp	50	3	2.00%
Fifth Third Bancorp	92	3	1.99%
AXA Equitable Holdings Inc	113	3	1.99%
International Paper Co	61	3	1.98%
NetApp Inc	45	3	1.97%
LyondellBasell Industries NV	29	3	1.97%
Biogen Inc	9	3	1.97%
NRG Energy Inc	70	3	1.97%
American Airlines Group Inc	96	3	1.96%
Seagate Technology PLC	46	3	1.94%
Toll Brothers Inc	69	3	1.93%
Western Union Co/The	101	3	1.92%
JetBlue Airways Corp	145	3	1.92%
See notes to consolidated financial statements.

FS Long/Short Equity Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Cummins Inc	15	3	1.92%
Synchrony Financial	74	3	1.90%
Unum Group	92	3	1.89%
Ally Financial Inc	87	3	1.89%
Walgreens Boots Alliance Inc	45	3	1.89%
Marathon Petroleum Corp	44	3	1.88%
Textron Inc	59	3	1.88%
United Continental Holdings In	30	3	1.87%
HollyFrontier Corp	52	3	1.86%
Southwest Airlines Co	48	3	1.84%
Dell Technologies Inc	50	3	1.84%
Oracle Corp	49	3	1.83%
(l)
Short exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000 Index Total Return	(746)	-100.00%
(m)
A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Nexstar Media Group Inc	466	55	2.19%
Apple Inc	184	54	2.17%
Autodesk Inc	291	53	2.14%
Adobe Inc	161	53	2.13%
Booking Holdings Inc	26	53	2.13%
Bank of America Corp	1,475	52	2.09%
Citigroup Inc	650	52	2.08%
Snap Inc	3,172	52	2.08%
Moody’s Corp	216	51	2.06%
Amazon.com Inc	28	51	2.05%
Liberty Broadband Corp	406	51	2.05%
Microsoft Corp	323	51	2.05%
General Motors Co	1,389	51	2.04%
PayPal Holdings Inc	470	51	2.04%
Mastercard Inc	170	51	2.04%
Delta Air Lines Inc	868	51	2.04%
American Express Co	406	51	2.03%
Altice USA Inc	1,848	51	2.03%
Netflix Inc	156	50	2.03%
See notes to consolidated financial statements.

FS Long/Short Equity Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Visa Inc	269	50	2.03%
NextEra Energy Inc	208	50	2.02%
Berkshire Hathaway Inc	223	50	2.02%
TransDigm Group Inc	90	50	2.02%
Allergan PLC	263	50	2.02%
Facebook Inc	244	50	2.01%
FirstEnergy Corp	1,028	50	2.01%
Alphabet Inc	37	50	2.00%
New York Times Co/The	1,550	50	2.00%
Charter Communications Inc	103	50	2.00%
Markel Corp	44	50	2.00%
Credit Acceptance Corp	113	50	2.00%
Carvana Co	540	50	2.00%
Fidelity National Information	356	50	1.99%
Global Payments Inc	271	49	1.98%
Comcast Corp	1,098	49	1.98%
NRG Energy Inc	1,232	49	1.97%
TRS: ServiceNow Inc	173	49	1.96%
Cheniere Energy Inc	796	49	1.95%
Charles Schwab Corp/The	1,020	49	1.95%
salesforce.com Inc	298	48	1.94%
Wells Fargo & Co	900	48	1.94%
Walt Disney Co/The	330	48	1.91%
GoDaddy Inc	701	48	1.91%
Interactive Brokers Group Inc	1,016	47	1.90%
GCI Liberty Inc	668	47	1.90%
Crown Holdings Inc	648	47	1.89%
Twilio Inc	467	46	1.84%
CarMax Inc	493	43	1.74%
Cargurus Inc	1,216	43	1.72%
(n)
Long position in a basket of US stocks that look attractively priced based on the chosen value characteristics combined with an offsetting short position in an index to hedge the general market risk.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
SPDR S&P 500 ETF Trust	(1,310)	(422)	-116.05%
Best Buy Co Inc	96	8	2.33%
Micron Technology Inc	153	8	2.27%
Lear Corp	60	8	2.25%
Devon Energy Corp	314	8	2.24%
Nordstrom Inc	196	8	2.21%
See notes to consolidated financial statements.

FS Long/Short Equity Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
United Rentals Inc	46	8	2.12%
ConocoPhillips	118	8	2.10%
Kohl’s Corp	149	8	2.09%
Citigroup Inc	95	8	2.08%
Cabot Oil & Gas Corp	432	8	2.07%
Gap Inc/The	425	8	2.07%
Zions Bancorp NA	143	7	2.04%
Delta Air Lines Inc	127	7	2.04%
E*TRADE Financial Corp	163	7	2.04%
Allison Transmission Holdings	152	7	2.01%
Jazz Pharmaceuticals PLC	49	7	2.01%
HP Inc	356	7	2.01%
Pfizer Inc	186	7	2.01%
MetLife Inc	143	7	2.01%
Comerica Inc	101	7	2.00%
Tapestry Inc	270	7	2.00%
Caterpillar Inc	49	7	2.00%
Harley-Davidson Inc	195	7	2.00%
Reliance Steel & Aluminum Co	61	7	2.00%
eBay Inc	201	7	2.00%
Nucor Corp	129	7	2.00%
Fifth Third Bancorp	236	7	1.99%
AXA Equitable Holdings Inc	292	7	1.99%
International Paper Co	156	7	1.98%
NetApp Inc	115	7	1.97%
LyondellBasell Industries NV	76	7	1.97%
Biogen Inc	24	7	1.97%
NRG Energy Inc	180	7	1.97%
American Airlines Group Inc	249	7	1.96%
Seagate Technology PLC	119	7	1.94%
Toll Brothers Inc	178	7	1.93%
Western Union Co/The	261	7	1.92%
JetBlue Airways Corp	373	7	1.92%
Cummins Inc	39	7	1.92%
Synchrony Financial	192	7	1.90%
Unum Group	236	7	1.89%
Ally Financial Inc	225	7	1.89%
Walgreens Boots Alliance Inc	116	7	1.89%
Marathon Petroleum Corp	113	7	1.88%
Textron Inc	153	7	1.88%
See notes to consolidated financial statements.

FS Long/Short Equity Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
United Continental Holdings In	77	7	1.87%
HollyFrontier Corp	133	7	1.86%
Southwest Airlines Co	124	7	1.84%
Dell Technologies Inc	130	7	1.84%
(o)
Long only strategy that seeks to provide exposure to the Value risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Best Buy Co Inc	67	6	2.33%
Micron Technology Inc	107	6	2.27%
Lear Corp	42	6	2.25%
Devon Energy Corp	219	6	2.24%
Nordstrom Inc	137	6	2.21%
United Rentals Inc	32	5	2.12%
ConocoPhillips	82	5	2.10%
Kohl’s Corp	104	5	2.09%
Citigroup Inc	66	5	2.08%
Cabot Oil & Gas Corp	301	5	2.07%
Gap Inc/The	297	5	2.07%
Zions Bancorp NA	100	5	2.04%
Delta Air Lines Inc	88	5	2.04%
E*TRADE Financial Corp	114	5	2.04%
Allison Transmission Holdings	106	5	2.01%
Jazz Pharmaceuticals PLC	34	5	2.01%
HP Inc	248	5	2.01%
Pfizer Inc	130	5	2.01%
MetLife Inc	100	5	2.01%
Comerica Inc	71	5	2.00%
Tapestry Inc	188	5	2.00%
Caterpillar Inc	34	5	2.00%
Harley-Davidson Inc	136	5	2.00%
Reliance Steel & Aluminum Co	42	5	2.00%
eBay Inc	140	5	2.00%
Nucor Corp	90	5	2.00%
Fifth Third Bancorp	165	5	1.99%
AXA Equitable Holdings Inc	204	5	1.99%
International Paper Co	109	5	1.98%
NetApp Inc	80	5	1.97%
LyondellBasell Industries NV	53	5	1.97%
Biogen Inc	17	5	1.97%
See notes to consolidated financial statements.

FS Long/Short Equity Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
NRG Energy Inc	125	5	1.97%
American Airlines Group Inc	173	5	1.96%
Seagate Technology PLC	83	5	1.94%
Toll Brothers Inc	124	5	1.93%
Western Union Co/The	182	5	1.92%
JetBlue Airways Corp	260	5	1.92%
Cummins Inc	27	5	1.92%
Synchrony Financial	134	5	1.90%
Unum Group	164	5	1.89%
Ally Financial Inc	157	5	1.89%
Walgreens Boots Alliance Inc	81	5	1.89%
Marathon Petroleum Corp	79	5	1.88%
Textron Inc	107	5	1.88%
United Continental Holdings In	54	5	1.87%
HollyFrontier Corp	93	5	1.86%
Southwest Airlines Co	87	5	1.84%
Dell Technologies Inc	91	5	1.84%
Oracle Corp	88	5	1.83%
(p)
A basket of stocks with the highest short interest based on public short interest filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
INTRA-CELLULAR THERAPIES INC	(546)	(19)	-0.76%
Evolent Health Inc	(1,614)	(15)	-0.59%
Intelsat SA	(2,034)	(14)	-0.58%
Esperion Therapeutics Inc	(239)	(14)	-0.58%
Flexion Therapeutics Inc	(688)	(14)	-0.58%
Cardlytics Inc	(225)	(14)	-0.58%
AVAYA HOLDINGS CORP	(1,047)	(14)	-0.57%
Wayfair Inc	(156)	(14)	-0.57%
Aerie Pharmaceuticals Inc	(584)	(14)	-0.57%
Uniti Group Inc	(1,717)	(14)	-0.57%
Pagseguro Digital Ltd	(412)	(14)	-0.57%
Renewable Energy Group Inc	(522)	(14)	-0.57%
Coupa Software Inc	(96)	(14)	-0.57%
GrubHub Inc	(288)	(14)	-0.57%
Oasis Petroleum Inc	(4,302)	(14)	-0.57%
AMC Networks Inc	(355)	(14)	-0.57%
Zillow Group Inc	(305)	(14)	-0.57%
iRhythm Technologies Inc	(206)	(14)	-0.57%
See notes to consolidated financial statements.

FS Long/Short Equity Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Matador Resources Co	(779)	(14)	-0.57%
Slack Technologies Inc	(622)	(14)	-0.57%
QTS Realty Trust Inc	(258)	(14)	-0.57%
International Flavors & Fragra	(108)	(14)	-0.57%
Colfax Corp	(384)	(14)	-0.57%
2U Inc	(582)	(14)	-0.57%
Teladoc Health Inc	(167)	(14)	-0.57%
Calavo Growers Inc	(154)	(14)	-0.57%
Americold Realty Trust	(398)	(14)	-0.57%
Albemarle Corp	(191)	(14)	-0.57%
Cardtronics PLC	(312)	(14)	-0.57%
MGM Growth Properties LLC	(450)	(14)	-0.57%
Q2 Holdings Inc	(172)	(14)	-0.57%
Dave & Buster’s Entertainment	(347)	(14)	-0.57%
Eldorado Resorts Inc	(233)	(14)	-0.57%
Nordstrom Inc	(340)	(14)	-0.57%
Papa John’s International Inc	(220)	(14)	-0.57%
Digital Realty Trust Inc	(116)	(14)	-0.57%
MongoDB Inc	(106)	(14)	-0.57%
Appfolio Inc	(126)	(14)	-0.56%
Agree Realty Corp	(198)	(14)	-0.56%
Carvana Co	(151)	(14)	-0.56%
Voya Financial Inc	(228)	(14)	-0.56%
Redfin Corp	(657)	(14)	-0.56%
Synaptics Inc	(211)	(14)	-0.56%
SolarEdge Technologies Inc	(146)	(14)	-0.56%
Healthcare Trust of America In	(459)	(14)	-0.56%
MSG Networks Inc	(798)	(14)	-0.56%
Macy’s Inc	(817)	(14)	-0.56%
Microchip Technology Inc	(133)	(14)	-0.56%
Twilio Inc	(141)	(14)	-0.56%
TAUBMAN CENTERS INC	(446)	(14)	-0.56%
(q)
Long exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 2000 Total Return Index	1,504	100.00%
See notes to consolidated financial statements.

FS Long/Short Equity Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

(r)
Short exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000 Index Total Return	(1,250)	-100.00%
See notes to consolidated financial statements.

FS Market Neutral Fund
Schedule of Investments
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments – 98.9%
State Street Institutional Liquid Reserves Fund – Premier Class	(c)	1.73%	1,985,145	$1,985	$1,985
Total Short-Term Investments				1,985	1,985
TOTAL INVESTMENTS – 98.9%				$1,985	$1,985
Other Assets in Excess of Liabilities – 1.1%					22
Net Assets – 100.0%					$2,007
Total Return Index Swaps(d) – 0.7%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas	3 Month LIBOR + 0.26%	Global Equity Long Basket(e)	USD 2,270	8/3/2020	Quarterly	$—	$73	$73	$—
BNP Paribas	Global Equity Short Basket(f)	3 Month LIBOR − 0.07%	USD 2,287	8/3/2020	Quarterly	—	(58)	—	58
Total Total Return Index Swaps						$—	$15	$73	$58

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Fair value as of December 31, 2019 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(c)
Rate represents the seven-day yield as of December 31, 2019. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(d)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of  (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)
Long basket of stocks that is overweight in equity factors with the highest expected returns identified through machine learning.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Duke Realty Corp	939	33	1.39%
Applied Materials Inc	521	32	1.36%
Regions Financial Corp	1,840	32	1.35%
Intercontinental Exchange Inc	321	30	1.27%
Jacobs Engineering Group Inc	327	29	1.25%
F5 Networks Inc	208	29	1.24%
Cogent Communications Holdings	389	26	1.09%
HCA Healthcare Inc	173	26	1.09%
Popular Inc	435	26	1.09%
Archer-Daniels-Midland Co	546	25	1.08%
See notes to consolidated financial statements.

FS Market Neutral Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Otter Tail Corp	492	25	1.08%
Norwegian Cruise Line Holdings	430	25	1.07%
Tempur Sealy International Inc	288	25	1.07%
Nu Skin Enterprises Inc	609	25	1.07%
IBERIABANK Corp	333	25	1.06%
Hillenbrand Inc	746	25	1.06%
Chemed Corp	56	25	1.05%
First BanCorp/Puerto Rico	2,312	24	1.04%
Tyson Foods Inc	269	24	1.04%
MGIC Investment Corp	1,708	24	1.03%
MFA Financial Inc	3,150	24	1.03%
Ardagh Group SA	1,224	24	1.02%
Weingarten Realty Investors	762	24	1.02%
Radian Group Inc	946	24	1.02%
Encompass Health Corp	343	24	1.01%
Quanta Services Inc	582	24	1.01%
Brown-Forman Corp	377	24	1.01%
Comcast Corp	518	23	0.99%
Dropbox Inc	1,297	23	0.99%
Cornerstone OnDemand Inc	395	23	0.99%
United Therapeutics Corp	262	23	0.98%
Essent Group Ltd	442	23	0.98%
Eaton Vance Corp	484	23	0.96%
Wyndham Destinations Inc	428	22	0.94%
Bank of New York Mellon Corp/T	412	21	0.88%
Investors Bancorp Inc	1,702	20	0.87%
SJW Group	268	19	0.81%
Global Payments Inc	102	19	0.79%
Wolverine World Wide Inc	549	19	0.79%
Five Below Inc	141	18	0.77%
Timken Co/The	312	18	0.75%
Ingredion Inc	184	17	0.73%
Simply Good Foods Co/The	595	17	0.72%
CoreSite Realty Corp	143	16	0.68%
Steven Madden Ltd	368	16	0.68%
iRhythm Technologies Inc	232	16	0.67%
American Water Works Co Inc	120	15	0.63%
Entegris Inc	288	14	0.62%
CommVault Systems Inc	314	14	0.60%
CMS Energy Corp	222	14	0.60%
See notes to consolidated financial statements.

FS Market Neutral Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

(f)
Short basket of stocks that is overweight in equity factors with the lowest expected returns identified through machine learning.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Welltower Inc	(372)	(30)	-1.30%
Danaher Corp	(196)	(30)	-1.28%
Freeport-McMoRan Inc	(2,273)	(30)	-1.27%
Huntington Bancshares Inc/OH	(1,919)	(29)	-1.23%
General Electric Co	(2,557)	(29)	-1.22%
RenaissanceRe Holdings Ltd	(145)	(28)	-1.21%
McCormick & Co Inc/MD	(165)	(28)	-1.20%
Jefferies Financial Group Inc	(1,276)	(27)	-1.16%
Kimberly-Clark Corp	(192)	(26)	-1.13%
Cree Inc	(561)	(26)	-1.11%
Guidewire Software Inc	(234)	(26)	-1.10%
Gartner Inc	(167)	(26)	-1.10%
Pinnacle Financial Partners In	(394)	(25)	-1.07%
New York Community Bancorp Inc	(2,041)	(25)	-1.05%
Nuance Communications Inc	(1,372)	(24)	-1.04%
White Mountains Insurance Grou	(22)	(24)	-1.04%
Argo Group International Holdi	(369)	(24)	-1.04%
Stericycle Inc	(380)	(24)	-1.03%
Southern Co/The	(379)	(24)	-1.03%
Sprint Corp	(4,610)	(24)	-1.02%
VF Corp	(241)	(24)	-1.02%
Interactive Brokers Group Inc	(514)	(24)	-1.02%
Henry Schein Inc	(356)	(24)	-1.01%
Cal-Maine Foods Inc	(556)	(24)	-1.01%
Brookfield Property REIT Inc	(1,276)	(24)	-1.00%
Ball Corp	(363)	(24)	-1.00%
WSFS Financial Corp	(530)	(23)	-0.99%
PotlatchDeltic Corp	(537)	(23)	-0.99%
Gates Industrial Corp PLC	(1,620)	(22)	-0.95%
RBC Bearings Inc	(137)	(22)	-0.93%
Papa John’s International Inc	(329)	(21)	-0.89%
Cypress Semiconductor Corp	(884)	(21)	-0.88%
Dollar Tree Inc	(214)	(20)	-0.86%
Community Bank System Inc	(263)	(19)	-0.79%
Microsoft Corp	(116)	(18)	-0.78%
ViaSat Inc	(241)	(18)	-0.75%
Hasbro Inc	(166)	(18)	-0.75%
See notes to consolidated financial statements.

FS Market Neutral Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Host Hotels & Resorts Inc	(940)	(17)	-0.74%
Tesla Inc	(41)	(17)	-0.73%
Sonoco Products Co	(271)	(17)	-0.71%
Motorola Solutions Inc	(104)	(17)	-0.71%
ServiceNow Inc	(57)	(16)	-0.69%
Northwest Natural Holding Co	(211)	(16)	-0.66%
Chipotle Mexican Grill Inc	(18)	(15)	-0.66%
Abbott Laboratories	(176)	(15)	-0.65%
Union Bankshares Corp	(401)	(15)	-0.64%
Moderna Inc	(755)	(15)	-0.63%
Zebra Technologies Corp	(58)	(15)	-0.63%
Xencor Inc	(427)	(15)	-0.63%
Shake Shack Inc	(246)	(15)	-0.62%
See notes to consolidated financial statements.

FS Event Driven Fund
Schedule of Investments
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments – 98.0%
State Street Institutional Liquid Reserves Fund – Premier Class	(c)	1.73%	1,986,065	$1,986	$1,986
Total Short-Term Investments				1,986	1,986
TOTAL INVESTMENTS – 98.0%				$1,986	$1,986
Other Assets in Excess of Liabilities – 2.0%					40
Net Assets – 100.0%					$2,026
Total Return Index Swaps(d) – 1.9%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas	BNPUFSES Index(e)	3 Month LIBOR + 0.10%	USD 1,147	7/22/2020	Quarterly	$—	$(68)	$—	$68
BNP Paribas	3 Month LIBOR + 0.25%	BNPUFSEL Index(f)	USD 1,991	7/22/2020	Quarterly	—	107	107	—
Total Total Return Index Swaps						$—	$39	$107	$68

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Fair value as of December 31, 2019 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(c)
Rate represents the seven-day yield as of December 31, 2019. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(d)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of  (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)
Short basket of U.S. stocks that seeks to monetize 1) uncertainty around announced and potential mergers and acquisitions and 2) information associated with company earnings and filings, based on big data/machine learning signals.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Cognizant Technology Solutions	(312)	(19)	-1.60%
Omega Healthcare Investors Inc	(453)	(19)	-1.58%
Stericycle Inc	(289)	(18)	-1.52%
CIT Group Inc	(383)	(17)	-1.44%
Grand Canyon Education Inc	(171)	(16)	-1.35%
E*TRADE Financial Corp	(358)	(16)	-1.34%
Dollar Tree Inc	(171)	(16)	-1.32%
Helmerich & Payne Inc	(346)	(16)	-1.29%
CyrusOne Inc	(237)	(16)	-1.28%
See notes to consolidated financial statements.

FS Event Driven Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Western Digital Corp	(244)	(15)	-1.28%
Quanta Services Inc	(376)	(15)	-1.26%
T-Mobile US Inc	(194)	(15)	-1.26%
Sensata Technologies Holding P	(269)	(14)	-1.19%
Qurate Retail Inc	(1,693)	(14)	-1.18%
VICI Properties Inc	(553)	(14)	-1.16%
Perrigo Co PLC	(271)	(14)	-1.15%
Trinity Industries Inc	(629)	(14)	-1.15%
Boston Scientific Corp	(307)	(14)	-1.14%
Chemours Co/The	(755)	(14)	-1.12%
Zimmer Biomet Holdings Inc	(91)	(14)	-1.12%
Roku Inc	(101)	(14)	-1.11%
Arista Networks Inc	(65)	(13)	-1.09%
PG&E Corp	(1,212)	(13)	-1.09%
Linde PLC	(61)	(13)	-1.07%
Neurocrine Biosciences Inc	(121)	(13)	-1.07%
Nordstrom Inc	(314)	(13)	-1.06%
Spirit Realty Capital Inc	(260)	(13)	-1.05%
Floor & Decor Holdings Inc	(248)	(13)	-1.04%
EQT Corp	(1,154)	(13)	-1.04%
AO Smith Corp	(264)	(13)	-1.03%
East West Bancorp Inc	(255)	(12)	-1.02%
Kraft Heinz Co/The	(385)	(12)	-1.02%
Zebra Technologies Corp	(48)	(12)	-1.00%
Gaming and Leisure Properties	(282)	(12)	-1.00%
CoreLogic Inc/United States	(278)	(12)	-1.00%
BGC Partners Inc	(2,007)	(12)	-0.98%
DuPont de Nemours Inc	(186)	(12)	-0.98%
Bio-Techne Corp	(54)	(12)	-0.98%
Raymond James Financial Inc	(133)	(12)	-0.98%
EPR Properties	(166)	(12)	-0.97%
ICU Medical Inc	(62)	(12)	-0.96%
Waters Corp	(49)	(11)	-0.95%
Spectrum Brands Holdings Inc	(178)	(11)	-0.94%
OneMain Holdings Inc	(268)	(11)	-0.93%
Noble Energy Inc	(453)	(11)	-0.93%
Vistra Energy Corp	(487)	(11)	-0.92%
Newell Brands Inc	(583)	(11)	-0.92%
CenturyLink Inc	(848)	(11)	-0.92%
Colony Capital Inc	(2,353)	(11)	-0.92%
Nutanix Inc	(357)	(11)	-0.92%
See notes to consolidated financial statements.

FS Event Driven Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

(f)
Long basket of U.S. stocks that seeks to monetize 1) uncertainty around announced and potential mergers and acquisitions and 2) information associated with company earnings and filings, based on big data/machine learning signals.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Colgate-Palmolive Co	925	64	3.03%
Newmont Mining Corp	1,110	48	2.30%
Hawaiian Electric Industries I	992	47	2.21%
Liberty Property Trust	765	46	2.19%
Allergan PLC	239	46	2.18%
El Paso Electric Co	673	46	2.18%
Raytheon Co	207	46	2.17%
Costco Wholesale Corp	155	46	2.17%
Citrix Systems Inc	407	45	2.15%
Avista Corp	936	45	2.14%
Stewart Information Services C	1,076	44	2.09%
Jack in the Box Inc	499	39	1.85%
Campbell Soup Co	786	39	1.85%
Cypress Semiconductor Corp	1,542	36	1.71%
Sprouts Farmers Market Inc	1,632	32	1.50%
Rent-A-Center Inc/TX	1,078	31	1.48%
Charter Communications Inc	64	31	1.48%
Walt Disney Co/The	199	29	1.37%
HCI Group Inc	631	29	1.37%
Dunkin’ Brands Group Inc	323	24	1.16%
Workday Inc	132	22	1.04%
Tiffany & Co	151	20	0.96%
MarketAxess Holdings Inc	52	20	0.95%
Cedar Realty Trust Inc	6,476	19	0.91%
O’Reilly Automotive Inc	41	18	0.87%
Onto Innovation Inc	481	18	0.84%
UnitedHealth Group Inc	59	17	0.83%
Duke Realty Corp	448	16	0.74%
DTE Energy Co	118	15	0.73%
Agilent Technologies Inc	180	15	0.73%
HollyFrontier Corp	301	15	0.73%
Burlington Stores Inc	66	15	0.72%
Cullen/Frost Bankers Inc	153	15	0.71%
NextEra Energy Inc	62	15	0.71%
McDonald’s Corp	75	15	0.71%
Ecolab Inc	76	15	0.69%
Caterpillar Inc	98	14	0.69%
Johnson & Johnson	98	14	0.68%
NuVasive Inc	184	14	0.68%
United Parcel Service Inc	120	14	0.67%
See notes to consolidated financial statements.

FS Event Driven Fund
Schedule of Investments — (continued)
As of December 31, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Texas Instruments Inc	108	14	0.66%
UDR Inc	297	14	0.66%
Cabot Oil & Gas Corp	785	14	0.65%
Aspen Technology Inc	111	13	0.64%
Cincinnati Financial Corp	126	13	0.63%
Outfront Media Inc	494	13	0.63%
Ross Stores Inc	113	13	0.63%
Illinois Tool Works Inc	73	13	0.63%
Albemarle Corp	176	13	0.61%
Essex Property Trust Inc	43	13	0.61%
See notes to consolidated financial statements.

FS Series Trust
Consolidated Statements of Assets and Liabilities
(dollar values in thousands, except share and per share data)

	December 31, 2019
	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund	FS Global Macro Fund	FS Real Asset Fund
Assets
Investments, at fair value	$200,878	$1,551	$1,684	$2,962
Cash	171	476	315	—
Foreign currency, at fair value	126	—	6	—
Collateral held at broker(1)	25,258	—	—	—
Receivable for investments sold	1,173	—	—	—
Receivable from Fund shares sold	909	—	—	—
Receivable due from investment manager	682	63	82	104
Dividends receivable	21	—	—	—
Interest receivable	503	—	3	13
Unrealized appreciation on forward foreign currency exchange contracts	5	—	—	—
Unrealized appreciation on swap contracts(2)	1,659	21	5	69
Payment due from broker	917	6	1	45
Prepaid expenses and other assets	71	—	—	—
Total assets	$232,373	$2,117	$2,096	$3,193
Liabilities
Investments sold short, at fair value	$29,763	$—	$—	$—
Unrealized depreciation on forward foreign currency exchange contracts	14	—	—	—
Unrealized depreciation on swap contracts(2)	2,572	43	8	42
Due to custodian	—	—	—	—
Payable for investments purchased	159	—	—	—
Payment due to broker	1,309	28	—	—
Payable for Fund shares repurchased	2,118	—	—	—
Management fees payable	578	—	—	—
Administrative services expense payable	110	10	10	15
Accounting and administrative fees payable	35	8	8	7
Professional fees payable	125	21	21	23
Trustees’ fees payable	17	—	—	—
Interest payable for investment sold short	17	—	—	—
Service fee – Class A	2	—	—	—
Other accrued expenses and liabilities	38	5	5	4
Total liabilities	$36,857	$115	$52	$91
Net assets	$195,516	$2,002	$2,044	$3,102

See notes to consolidated financial statements.

FS Series Trust
Consolidated Statements of Assets and Liabilities — (continued)
(dollar values in thousands, except share and per share data)

	December 31, 2019
	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund	FS Global Macro Fund	FS Real Asset Fund
Composition of net assets
Common shares, $0.001 par value	$19	$—	$—	$—
Capital in excess of par value	195,972	2,010	2,037	3,024
Accumulated earnings (deficit)	(475)	(8)	7	78
Net assets	$195,516	$2,002	$2,044	$3,102
Investments, at amortized cost	$193,001	$1,551	$1,677	$2,934
Foreign currency, at cost	$122	$—	$6	$—
Investments sold short, at proceeds	$29,115	$—	$—	$—
Commitments and contingencies(3)	$3,787	$171	$190	$230
Class A Shares
Net Assets	$10,973	$25	$25	$26
Shares Outstanding	1,073,885	2,500	2,500	2,500
Net Asset Value (“NAV”) and Redemption Price Per Share (net assets ÷ shares outstanding)	$10.22	$9.96	$10.03	$10.26
Maximum Offering Price Per Share (NAV ÷ 94.25% of net asset value per share)	$10.84	$10.57	$10.64	$10.89
Class I Shares
Net Assets	$184,543	$1,977	$2,019	$3,076
Shares Outstanding	17,997,221	198,617	201,167	299,740
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$10.25	$9.96	$10.03	$10.26

(1)
Represents cash on deposit at broker.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(3)
See Note 11 for a discussion of the Fund’s commitments and contingencies.

See notes to consolidated financial statements.

FS Series Trust
Consolidated Statements of Assets and Liabilities — (continued)
(dollar values in thousands, except share and per share data)

	December 31, 2019
	FS Long/Short Equity Fund	FS Market Neutral Fund	FS Event Driven Fund
Assets
Investments, at fair value	$3,530	$1,985	$1,986
Cash	—	—	—
Foreign currency, at fair value	—	—	—
Collateral held at broker(1)	—	—	—
Receivable for investments sold	—	—	—
Receivable from Fund shares sold	—	—	—
Receivable due from investment manager	60	48	51
Dividends receivable	—	—	—
Interest receivable	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—
Unrealized appreciation on swap contracts(2)	88	73	107
Payment due from broker	4	—	—
Prepaid expenses and other assets	—	—	—
Total assets	$3,682	$2,106	$2,144
Liabilities
Investments sold short, at fair value	$—	$—	$—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—
Unrealized depreciation on swap contracts(2)	178	58	68
Due to custodian	10	—	—
Payable for investments purchased	—	—	—
Payment due to broker	1	—	9
Payable for Fund shares repurchased	—	—	—
Management fees payable	—	—	—
Administrative services expense payable	10	10	10
Accounting and administrative fees payable	10	7	7
Professional fees payable	21	20	20
Trustees’ fees payable	—	—	—
Interest payable for investment sold short	—	—	—
Service fee – Class A	—	—	—
Other accrued expenses and liabilities	4	4	4
Total liabilities	$234	$99	$118
Net assets	$3,448	$2,007	$2,026

See notes to consolidated financial statements.

FS Series Trust
Consolidated Statements of Assets and Liabilities — (continued)
(dollar values in thousands, except share and per share data)

	December 31, 2019
	FS Long/Short Equity Fund	FS Market Neutral Fund	FS Event Driven Fund
Composition of net assets
Common shares, $0.001 par value, unlimited shares authorized	$—	$—	$—
Capital in excess of par value	3,508	2,010	2,000
Accumulated earnings (deficit)	(60)	(3)	26
Net assets	$3,448	$2,007	$2,026
Investments, at amortized cost	$3,530	$1,985	$1,986
Foreign currency, at cost	$—	$—	$—
Investments sold short, at proceeds	$—	$—	$—
Commitments and contingencies(3)	$177	$160	$158
Class A Shares
Net Assets	$1,494	$25	$25
Shares Outstanding	151,605	2,500	2,500
Net Asset Value (“NAV”) and Redemption Price Per Share (net assets ÷ shares outstanding)	$9.85	$9.99	$10.13
Maximum Offering Price Per Share (NAV ÷ 94.25% of net asset value per share)	$10.45	$10.60	$10.75
Class I Shares
Net Assets	$1,954	$1,982	$2,001
Shares Outstanding	198,299	198,496	197,500
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$9.85	$9.99	$10.13

(1)
Represents cash on deposit at broker.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(3)
See Note 11 for a discussion of the Fund’s commitments and contingencies.

See notes to consolidated financial statements.

FS Series Trust
Consolidated Statements of Operations
(dollar values in thousands)

	Year Ended December 31, 2019
	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund	FS Global Macro Fund	FS Real Asset Fund
Investment income
Dividend income	$2,158	$46	$43	$57
Interest income*	2,216	—	4	13
Other fee income	4	—	—	—
Total investment income	4,378	46	47	70
Operating expenses
Management fees	1,686	23	24	36
Administrative services expenses	1,090	73	73	109
Accounting and administrative fees	312	48	47	43
Other professional fees	457	—	20	20
Audit fees	148	24	24	24
Legal fees	141	22	23	33
Trustees’ fees	37	1	1	1
Distribution and service fees – Class A	23	—	—	—
Dividend and interest expense on securities sold short	252	—	—	—
Other general and administrative expenses	312	8	7	8
Total operating expenses	4,458	199	219	274
Less: Expense reimbursement from sponsor(1)	(1,805)	(171)	(190)	(230)
Less: Waiver from adviser(1)	(477)	(23)	(24)	(36)
Net operating expenses	2,176	5	5	8
Net investment income	2,202	41	42	62
Realized and unrealized gain/loss
Net realized gain (loss) on investments	1,568	—	—	—
Net realized gain (loss) on forward foreign currency exchange contracts	21	—	—	—
Net realized gain (loss) on total return swaps(2)	372	(16)	49	184
Net realized gain (loss) on investments sold short	(3,114)	—	—	—
Net realized gain (loss) on foreign currency	(18)	—	—	—
Net realized gain (loss) on written options	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	9,568	—	7	28
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(9)	—	—	—
Net change in unrealized appreciation (depreciation) on total return swaps(2)	(1,858)	(22)	(3)	27
Net change in unrealized appreciation (depreciation) on investments sold short	(1,124)	—	—	—
Net change in unrealized gain (loss) on foreign currency	4	—	—	—
Total net realized gain (loss) and unrealized appreciation (depreciation)	5,410	(38)	53	239
Net increase (decrease) in net assets resulting from operations	$7,612	$3	$95	$301
* Net of tax withholding	$226	$—	$—	$—

(1)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

See notes to consolidated financial statements.

FS Series Trust
Consolidated Statements of Operations — (continued)
(dollar values in thousands)

	December 31, 2019
	FS Long/Short Equity Fund	FS Market Neutral Fund	FS Event Driven Fund
Investment income
Dividend income	$54	$46	$45
Interest income*	—	—	—
Other fee income	—	—	—
Total investment income	54	46	45
Operating expenses
Management fees	27	25	24
Administrative services expenses	73	73	73
Accounting and administrative fees	59	43	40
Other professional fees	—	—	—
Audit fees	24	24	24
Legal fees	17	16	16
Trustees’ fees	1	1	1
Distribution and service fees – Class A	—	—	—
Dividend and interest expense on securities sold short	—	—	—
Other general and administrative expenses	8	7	8
Total operating expenses	209	189	186
Less: Expense reimbursement from sponsor(1)	(177)	(160)	(158)
Less: Waiver from adviser(1)	(27)	(25)	(24)
Net operating expenses	5	4	4
Net investment income	49	42	41
Realized and unrealized gain/loss
Net realized gain (loss) on investments	—	—	—
Net realized gain (loss) on forward foreign currency exchange contracts	—	—	—
Net realized gain (loss) on total return swaps(2)	402	4	17
Net realized gain (loss) on investments sold short	—	—	—
Net realized gain (loss) on foreign currency	—	—	—
Net realized gain (loss) on written options	—	—	—
Net change in unrealized appreciation (depreciation) on investments	—	—	—
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	—	—	—
Net change in unrealized appreciation (depreciation) on total return swaps(2)	(90)	15	39
Net change in unrealized appreciation (depreciation) on investments sold short	—	—	—
Net change in unrealized gain (loss) on foreign currency	—	—	—
Total net realized gain (loss) and unrealized appreciation (depreciation)	312	19	56
Net increase (decrease) in net assets resulting from operations	$361	$61	$97
* Net of tax withholding	$—	$—	$—

(1)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

See notes to consolidated financial statements.

FS Series Trust
Consolidated Statements of Changes in Net Assets
(dollar values in thousands)

	FS Multi-Strategy Alternatives Fund		FS Managed Futures Fund(1)
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019
Operations
Net investment income	$2,202	$1,489	$41
Net realized gain (loss)	(1,171)	(4,773)	(16)
Net change in unrealized appreciation (depreciation) on investments	9,568	(1,666)	—
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(9)	—	—
Net change in unrealized appreciation (depreciation) on total return swaps(2)	(1,858)	867	(22)
Net change in unrealized appreciation (depreciation) on investments sold short	(1,124)	456	—
Net change in unrealized gain (loss) on foreign currency	4	—	—
Net increase (decrease) in net assets resulting from operations	7,612	(3,627)	3
Shareholder distributions(3)
Distributions to shareholders
Class A	(214)	(69)	—
Class I	(3,959)	(741)	(12)
Net decrease in net assets resulting from shareholder distributions	(4,173)	(810)	(12)
Capital share transactions(4)
Net increase in net assets resulting from capital share transactions	94,757	47,510	11
Total increase in net assets	98,196	43,073	2
Net assets at beginning of year	97,320	54,247	2,000
Net assets at end of year	$195,516	$97,320	$2,002

(1)
Fund commenced investment operations on December 31, 2018.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(3)
See Note 5 for a discussion of the sources of distributions paid by the Fund.

(4)
See Note 3 for a discussion of the Fund’s common share transactions.

See notes to consolidated financial statements.

FS Series Trust
Consolidated Statements of Changes in Net Assets — (continued)
(dollar values in thousands)

	FS Global Macro Fund(1)	FS Real Asset Fund(1)
	Year Ended December 31, 2019	Year Ended December 31, 2019
Operations
Net investment income	$42	$62
Net realized gain (loss)	49	184
Net change in unrealized appreciation (depreciation) on investments	7	28
Net change in unrealized appreciation (depreciation) on total return swaps(2)	(3)	27
Net increase (decrease) in net assets resulting from operations	95	301
Shareholder distributions(3)
Distributions to shareholders
Class A	(1)	(2)
Class I	(87)	(221)
Net decrease in net assets resulting from shareholder distributions	(88)	(223)
Capital share transactions(4)
Net increase in net assets resulting from capital share transactions	37	24
Total increase in net assets	44	102
Net assets at beginning of year	2,000	3,000
Net assets at end of year	$2,044	$3,102

(1)
Fund commenced investment operations on December 31, 2018.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(3)
See Note 5 for a discussion of the sources of distributions paid by the Fund.

(4)
See Note 3 for a discussion of the Fund’s common share transactions.

See notes to consolidated financial statements.

FS Series Trust
Consolidated Statements of Changes in Net Assets — (continued)
(dollar values in thousands)

	FS Long/Short Equity Fund(1)	FS Market Neutral Fund(1)
	Year Ended December 31, 2019	Year Ended December 31, 2019
Operations
Net investment income	$49	$42
Net realized gain (loss)	402	4
Net change in unrealized appreciation (depreciation) on total return swaps(2)	(90)	15
Net increase (decrease) in net assets resulting from operations	361	61
Shareholder distributions(3)
Distributions to shareholders
Class A	(5)	(1)
Class I	(417)	(63)
Net decrease in net assets resulting from shareholder distributions	(422)	(64)
Capital share transactions(4)
Net increase in net assets resulting from capital share transactions	1,509	10
Total increase in net assets	1,448	7
Net assets at beginning of year	2,000	2,000
Net assets at end of year	$3,448	$2,007

(1)
Fund commenced investment operations on December 31, 2018.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(3)
See Note 5 for a discussion of the sources of distributions paid by the Fund.

(4)
See Note 3 for a discussion of the Fund’s common share transactions.

See notes to consolidated financial statements.

FS Series Trust
Consolidated Statements of Changes in Net Assets — (continued)
(dollar values in thousands)

FS Event Driven Fund(1)
Year Ended December 31, 2019
Operations
Net investment income	$41
Net realized gain (loss)	17
Net change in unrealized appreciation (depreciation) on total return swaps(2)	39
Net increase (decrease) in net assets resulting from operations	97
Shareholder distributions(3)
Distributions to shareholders
Class A	(1)
Class I	(70)
Net decrease in net assets resulting from shareholder distributions	(71)
Capital share transactions(4)
Net increase in net assets resulting from capital share transactions	—
Total increase in net assets	26
Net assets at beginning of year	2,000
Net assets at end of year	$2,026

(1)
Fund commenced investment operations on December 31, 2018.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(3)
See Note 5 for a discussion of the sources of distributions paid by the Fund.

(4)
See Note 3 for a discussion of the Fund’s common share transactions.

See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

	Year Ended December 31, 2019	Year Ended December 31, 2018	Period from May 16, 2017 (Commencement of Operations) through December 31, 2017
Per Share Data:(1)
Net asset value, beginning of period	$9.68	$10.18	$10.00
Results of operations
Net investment income(2)	0.15	0.15	0.05
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.59	(0.57)	0.13
Net increase (decrease) in net assets resulting from operations	0.74	(0.42)	0.18
Shareholder Distributions:(3)
Distributions from net investment income	(0.20)	—	—
Distributions from net realized gain on investments	—	(0.08)	—
Net increase (decrease) in net assets resulting from shareholder distributions	(0.20)	(0.08)	—
Net asset value, end of period	$10.22	$9.68	$10.18
Shares outstanding, end of period	1,073,885	776,764	281,056
Total return(4)	7.68%	(4.12)%	1.80%(5)
Ratio/Supplemental Data:
Net assets, end of period	$10,973	$7,521	$2,860
Ratio of net investment income to average net assets(6)	1.46%	1.55%	0.81%
Ratio of total operating expenses to average net assets(6)	3.55%	3.63%	5.34%
Ratio of expense reimbursement from sponsor to average net assets(6)(7)	(1.74)%	(2.76)%	(4.57)%
Ratio of net operating expenses to average net assets(6)	1.81%	0.87%	0.77%
Portfolio turnover rate(5)	178%	317%	133%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (0.28)%, (1.21)% and (3.76)% for the year ended December 31, 2019, year ended December 31, 2018 and for the period from May 16, 2017 (Commencement of Operations) through December 31, 2017, respectively.

See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

	Year Ended December 31, 2019	Year Ended December 31, 2018	Period from May 16, 2017 (Commencement of Operations) through December 31, 2017
Per Share Data:(1)
Net asset value, beginning of period	$9.72	$10.19	$10.00
Results of operations
Net investment income(2)	0.17	0.18	0.06
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.59	(0.57)	0.13
Net increase (decrease) in net assets resulting from operations	0.76	(0.39)	0.19
Shareholder Distributions:(3)
Distributions from net investment income	(0.23)	—	—
Distributions from net realized gain on investments	—	(0.08)	—
Net increase (decrease) in net assets resulting from shareholder distributions	(0.23)	(0.08)	—
Net asset value, end of period	$10.25	$9.72	$10.19
Shares outstanding, end of period	17,997,221	9,241,564	5,043,239
Total return(4)	7.77%	(3.82)%	1.90%(5)
Ratio/Supplemental Data:
Net assets, end of period	$184,543	$89,799	$51,387
Ratio of net investment income to average net assets(6)	1.65%	1.80%	0.88%
Ratio of total operating expenses to average net assets(6)	3.28%	3.54%	4.62%
Ratio of expense reimbursement from sponsor to average net assets(6)(7)	(1.69)%	(2.91)%	(4.10)%
Ratio of net operating expenses to average net assets(6)	1.59%	0.63%	0.52%
Portfolio turnover rate(5)	178%	317%	133%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (0.04)%, (1.10)% and (3.22)% for the year ended December 31, 2019, year ended December 31, 2018 and for the period from May 16, 2017 (Commencement of Operations) through December 31, 2017, respectively.

See notes to consolidated financial statements.

FS Managed Futures Fund
Consolidated Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$10.00
Results of operations
Net investment income(2)	0.18
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	(0.19)
Net increase (decrease) in net assets resulting from operations	(0.01)
Shareholder Distributions:(3)
Distributions from net investment income	(0.03)
Net increase (decrease) in net assets resulting from shareholder distributions	(0.03)
Net asset value, end of year	$9.96
Shares outstanding, end of year	2,500
Total return(4)	(0.15)%
Ratio/Supplemental Data:
Net assets, end of year	$25
Ratio of net investment income to average net assets(5)	1.77%
Ratio of total operating expenses to average net assets(5)	10.14%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(9.64)%
Ratio of net operating expenses to average net assets(5)	0.50%
Portfolio turnover rate(7)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (7.87)%, for the year ended December 31, 2019.

(7)
Information presented is not annualized.

See notes to consolidated financial statements.

FS Managed Futures Fund
Consolidated Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$10.00
Results of operations
Net investment income(2)	0.20
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	(0.18)
Net increase (decrease) in net assets resulting from operations	0.02
Shareholder Distributions:(3)
Distributions from net investment income	(0.06)
Net increase (decrease) in net assets resulting from shareholder distributions	(0.06)
Net asset value, end of year	$9.96
Shares outstanding, end of year	198,617
Total return(4)	0.10%
Ratio/Supplemental Data:
Net assets, end of year	$1,977
Ratio of net investment income to average net assets(5)	2.02%
Ratio of total operating expenses to average net assets(5)	9.89%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(9.64)%
Ratio of net operating expenses to average net assets(5)	0.25%
Portfolio turnover rate(7)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (7.62)%, for the year ended December 31, 2019.

(7)
Information presented is not annualized.

See notes to consolidated financial statements.

FS Global Macro Fund
Consolidated Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$10.00
Results of operations
Net investment income(2)	0.18
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.26
Net increase (decrease) in net assets resulting from operations	0.44
Shareholder Distributions:(3)
Distributions from net investment income	(0.41)
Net increase (decrease) in net assets resulting from shareholder distributions	(0.41)
Net asset value, end of year	$10.03
Shares outstanding, end of year	2,500
Total return(4)	4.42%
Ratio/Supplemental Data:
Net assets, end of year	$25
Ratio of net investment income to average net assets(5)	1.73%
Ratio of total operating expenses to average net assets(5)	10.88%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(10.38)%
Ratio of net operating expenses to average net assets(5)	0.50%
Portfolio turnover rate(7)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (8.65)% for the year ended December 31, 2019.

(7)
Information presented is not annualized.

See notes to consolidated financial statements.

FS Global Macro Fund
Consolidated Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$10.00
Results of operations
Net investment income(2)	0.20
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.27
Net increase (decrease) in net assets resulting from operations	0.47
Shareholder Distributions:(3)
Distributions from net investment income	(0.44)
Net increase (decrease) in net assets resulting from shareholder distributions	(0.44)
Net asset value, end of year	$10.03
Shares outstanding, end of year	201,167
Total return(4)	4.68%
Ratio/Supplemental Data:
Net assets, end of year	$2,019
Ratio of net investment income to average net assets(5)	1.98%
Ratio of total operating expenses to average net assets(5)	10.63%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(10.38)%
Ratio of net operating expenses to average net assets(5)	0.25%
Portfolio turnover rate(7)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (8.40)%, for the year ended December 31, 2019.

(7)
Information presented is not annualized.

See notes to consolidated financial statements.

FS Real Asset Fund
Consolidated Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$10.00
Results of operations
Net investment income(2)	0.18
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.79
Net increase (decrease) in net assets resulting from operations	0.97
Shareholder Distributions:(3)
Distributions from net investment income	(0.71)
Net increase (decrease) in net assets resulting from shareholder distributions	(0.71)
Net asset value, end of year	$10.26
Shares outstanding, end of year	2,500
Total return(4)	9.87%
Ratio/Supplemental Data:
Net assets, end of year	$26
Ratio of net investment income to average net assets(5)	1.72%
Ratio of total operating expenses to average net assets(5)	8.95%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(8.45)%
Ratio of net operating expenses to average net assets(5)	0.50%
Portfolio turnover rate(7)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (6.73)% for the year ended December 31, 2019.

(7)
Information presented is not annualized.

See notes to consolidated financial statements.

FS Real Asset Fund
Consolidated Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$10.00
Results of operations
Net investment income(2)	0.21
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.79
Net increase (decrease) in net assets resulting from operations	1.00
Shareholder Distributions:(3)
Distributions from net investment income	(0.74)
Net increase (decrease) in net assets resulting from shareholder distributions	(0.74)
Net asset value, end of year	$10.26
Shares outstanding, end of year	299,740
Total return(4)	10.14%
Ratio/Supplemental Data:
Net assets, end of year	$3,076
Ratio of net investment income to average net assets(5)	1.97%
Ratio of total operating expenses to average net assets(5)	8.71%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(8.46)%
Ratio of net operating expenses to average net assets(5)	0.25%
Portfolio turnover rate(7)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (6.49)%, for the year ended December 31, 2019.

(7)
Information presented is not annualized.

See notes to consolidated financial statements.

FS Long/Short Equity Fund
Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$10.00
Results of operations
Net investment income(2)	0.16
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	1.77
Net increase (decrease) in net assets resulting from operations	1.93
Shareholder Distributions:(3)
Distributions from net investment income	(2.08)
Net increase (decrease) in net assets resulting from shareholder distributions	(2.08)
Net asset value, end of year	$9.85
Shares outstanding, end of year	151,605
Total return(4)	18.84%
Ratio/Supplemental Data:
Net assets, end of year	$1,494
Ratio of net investment income to average net assets(5)	1.50%
Ratio of total operating expenses to average net assets(5)	8.97%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(8.47)%
Ratio of net operating expenses to average net assets(5)	0.50%
Portfolio turnover rate(7)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (6.97)% for the year ended December 31, 2019.

(7)
Information presented is not annualized.

See notes to consolidated financial statements.

FS Long/Short Equity Fund
Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$10.00
Results of operations
Net investment income(2)	0.24
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	1.72
Net increase (decrease) in net assets resulting from operations	1.96
Shareholder Distributions:(3)
Distributions from net investment income	(2.11)
Net increase (decrease) in net assets resulting from shareholder distributions	(2.11)
Net asset value, end of year	$9.85
Shares outstanding, end of year	198,299
Total return(4)	18.99%
Ratio/Supplemental Data:
Net assets, end of year	$1,954
Ratio of net investment income to average net assets(5)	2.14%
Ratio of total operating expenses to average net assets(5)	9.18%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(8.93)%
Ratio of net operating expenses to average net assets(5)	0.25%
Portfolio turnover rate(7)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (6.79)%, for the year ended December 31, 2019.

(7)
Information presented is not annualized.

See notes to consolidated financial statements.

FS Market Neutral Fund
Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$10.00
Results of operations
Net investment income(2)	0.18
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.10
Net increase (decrease) in net assets resulting from operations	0.28
Shareholder Distributions:(3)
Distributions from net investment income	(0.29)
Net increase (decrease) in net assets resulting from shareholder distributions	(0.29)
Net asset value, end of year	$9.99
Shares outstanding, end of year	2,500
Total return(4)	2.79%
Ratio/Supplemental Data:
Net assets, end of year	$25
Ratio of net investment income to average net assets(5)	1.75%
Ratio of total operating expenses to average net assets(5)	9.48%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(8.98)%
Ratio of net operating expenses to average net assets(5)	0.50%
Portfolio turnover rate(7)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (7.23)% for the year ended December 31, 2019.

(7)
Information presented is not annualized.

See notes to consolidated financial statements.

FS Market Neutral Fund
Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$10.00
Results of operations
Net investment income(2)	0.21
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.10
Net increase (decrease) in net assets resulting from operations	0.31
Shareholder Distributions:(3)
Distributions from net investment income	(0.32)
Net increase (decrease) in net assets resulting from shareholder distributions	(0.32)
Net asset value, end of year	$9.99
Shares outstanding, end of year	198,496
Total return(4)	3.05%
Ratio/Supplemental Data:
Net assets, end of year	$1,982
Ratio of net investment income to average net assets(5)	2.00%
Ratio of total operating expenses to average net assets(5)	9.23%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(8.98)%
Ratio of net operating expenses to average net assets(5)	0.25%
Portfolio turnover rate(7)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (6.98)%, for the year ended December 31, 2019.

(7)
Information presented is not annualized.

See notes to consolidated financial statements.

FS Event Driven Fund
Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$10.00
Results of operations
Net investment income(2)	0.18
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.28
Net increase (decrease) in net assets resulting from operations	0.46
Shareholder Distributions:(3)
Distributions from net investment income	(0.33)
Net increase (decrease) in net assets resulting from shareholder distributions	(0.33)
Net asset value, end of year	$10.13
Shares outstanding, end of year	2,500
Total return(4)	4.51%
Ratio/Supplemental Data:
Net assets, end of year	$25
Ratio of net investment income to average net assets(5)	1.75%
Ratio of total operating expenses to average net assets(5)	9.52%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(9.02)%
Ratio of net operating expenses to average net assets(5)	0.50%
Portfolio turnover rate(7)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (7.27)% for the year ended December 31, 2019.

(7)
Information presented is not annualized.

See notes to consolidated financial statements.

FS Event Driven Fund
Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of year	$10.00
Results of operations
Net investment income(2)	0.20
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.29
Net increase (decrease) in net assets resulting from operations	0.49
Shareholder Distributions:(3)
Distributions from net investment income	(0.36)
Net increase (decrease) in net assets resulting from shareholder distributions	(0.36)
Net asset value, end of year	$10.13
Shares outstanding, end of year	197,500
Total return(4)	4.76%
Ratio/Supplemental Data:
Net assets, end of year	$2,001
Ratio of net investment income to average net assets(5)	2.00%
Ratio of total operating expenses to average net assets(5)	9.27%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(9.02)%
Ratio of net operating expenses to average net assets(5)	0.25%
Portfolio turnover rate(7)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (7.02)%, for the year ended December 31, 2019.

(7)
Information presented is not annualized.

See notes to consolidated financial statements.

FS Series Trust
Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 1. Principal Business and Organization
FS Series Trust (the “Trust”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on November 28, 2016. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2019, the Trust consists of seven active series, all of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): (i) FS Multi-Strategy Alternatives Fund (“FSMS”) and (ii) FS Managed Futures Fund (“Managed Futures”), FS Global Macro Fund (“Global Macro”), FS Real Asset Fund (“Real Asset”), FS Long/Short Equity Fund (“Long/Short Equity”), FS Market Neutral Fund (“Market Neutral”) and FS Event Driven Fund (“Event Driven” and, collectively with Managed Futures, Global Macro, Real Asset, Long/Short Equity and Market Neutral, the “Alt Beta Funds” and each individually, an “Alt Beta Fund”). FS Fund Advisor, LLC (the “Adviser”) serves as the investment adviser of each Fund.
FSMS commenced investment operations on May 16, 2017. Each of the Alt Beta Funds commenced investment operations on December 31, 2018 and had no activity other than investing their cash in a money market fund. As such, no statement of changes in net assets or financial highlights for 2018 have been presented.
Each Fund represents two classes of shares of beneficial interest of the Trust in a separate portfolio of securities and other assets with their own investment objective and policies.
•
FS Multi-Strategy Alternatives Fund investment objective is to provide shareholders with positive absolute returns over a complete market cycle.

•
FS Managed Futures Fund seeks to provide positive absolute returns with low correlation to traditional investments.

•
FS Global Macro Fund seeks to provide positive returns through capital appreciation and income.

•
FS Real Asset Fund seeks to provide total returns consisting of capital appreciation and income.

•
FS Long/Short Equity Fund seeks to provide equity-like returns through long-short investing within equity markets.

•
FS Market Neutral Fund seeks to provide capital appreciation.

•
FS Event Driven Fund seeks to provide capital appreciation.

Each Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act. FSMS has elected and each Alt Beta Fund intends to elect to be treated for U.S. federal income tax purposes, and each Fund intends to qualify annually thereafter, as a regulated investment company (“RIC”) as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
As of December 31, 2019, FSMS had one wholly owned subsidiary, FS Alternatives Fund (Cayman), Managed Futures had one wholly owned subsidiary, FS Managed Futures Fund (Cayman), Global Macro had one wholly owned subsidiary, FS Global Macro Fund (Cayman), and Real Asset had one wholly owned subsidiary FS Real Asset Fund (Cayman), (collectively, the “Subsidiaries”), through which they may gain exposure to commodities. The audited consolidated financial statements include both the Funds’ accounts and the accounts of the Subsidiaries. All intercompany balances have been eliminated in consolidation.
Note 2. Summary of Significant Accounting Policies
Basis of Presentation: The accompanying consolidated financial statements of the Funds have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies under Accounting Standards Codification Topic 946, Financial Services—Investment Companies. Each Fund has evaluated the impact of subsequent events through the date the respective consolidated financial statements were issued and filed with the U.S. Securities and Exchange Commission (“SEC”).

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

Use of Estimates: The preparation of the Funds’ audited consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the audited consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Many of the amounts have been rounded and all amounts are in thousands, except share and per share amounts.
Cash and Cash Equivalents: The Funds consider all highly liquid investments with original maturities of three months or less to be cash equivalents. The Funds invests their excess cash in an institutional money market fund, which is stated at fair value. The Funds’ uninvested cash is maintained with a high credit quality financial institution.
Valuation of Portfolio Investments: The Funds determine the net asset value (“NAV”) of their common shares on each day that the New York Stock Exchange (“NYSE”) is open for business as of the close of the regular trading session (normally 4:00 pm Eastern Time). Each Class A share of beneficial interest (“Class A Share”) is offered at NAV plus the applicable sales load, while each Class I Share of beneficial interest (“Class I Share”) is offered at NAV. The Funds calculate NAV per share on a class-specific basis. The NAV of a class of shares depends on the number of shares of the applicable class outstanding at the time the NAV of the applicable share class is determined. As such, the NAV of each class of shares may vary if such Fund sells different amounts of shares per class. The Funds’ assets and liabilities are valued in accordance with the principles set forth below.
The Adviser values the Funds’ assets in good faith pursuant to the Funds’ valuation policy and consistently applied valuation process, which was developed by the audit committee of the Trust’s board of trustees (“Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to the Adviser. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Funds’ investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Funds’ valuation process.
Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) issued by the Financial Accounting Standards Board (“FASB”) clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.
When determining the fair value of an asset or liability, the Adviser seeks to determine the price that would be received from the sale of the asset or paid to transfer the liability in an orderly transaction between market participants at the measurement date, in accordance with ASC Topic 820. Fair value determinations are based upon all available inputs that the Adviser deems relevant, which may include indicative dealer quotes, values of like securities, recent portfolio company financial statements and forecasts, and valuations prepared by third-party valuation services. However, determination of fair value involves subjective judgments and estimates. Accordingly, the notes to the Funds’ audited consolidated financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Funds’ audited consolidated financial statements.
The Funds expect that their portfolios will primarily consist of securities listed or traded on a recognized securities exchange or automated quotation system (“Exchange-Traded Security”) or securities traded on a privately negotiated over-the-counter (“OTC”) secondary market for institutional investors for which indicative dealer quotes are available (“OTC Security”).

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

For purposes of calculating NAV, the Adviser uses the following valuation methods:
•
The market value of each Exchange-Traded Security is the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is trade.

•
If no sale is reported for an Exchange-Traded Security on the valuation date or if a security is an OTC Security, the Funds value such security using quotations obtained from an independent third-party pricing service, which provides prevailing bid and ask prices that are screened for validity by the service from dealers on the valuation date. For investments for which a third-party pricing service is unable to obtain quoted prices, the Funds obtain bid and ask prices directly from dealers who make a market in such securities. In all such cases, securities are valued at the midpoint of the average bid and ask prices obtained from such sources.

•
To the extent that the Funds hold investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Funds will value such investments at fair value as determined in good faith by the Adviser in accordance with the Funds’ valuation policy and pursuant to authority delegated by the Board as described below. In making such determination, the Adviser may rely upon valuations obtained from an independent valuation firm.

•
Forward foreign currency exchange contracts are valued at the mean of the appropriate foreign exchange rates at the close of regular trading on the NYSE. Exchange rates and forward points used to convert prices are obtained from independent third-party pricing services.

In making its determination of fair value, the Adviser may use independent third-party pricing or valuation services; provided that the Adviser shall not be required to determine fair value in accordance with the valuation provided by any single source, and the Adviser shall retain the discretion to use any relevant data, including information obtained from any independent third-party valuation or pricing service, that the Adviser deems to be reliable in determining fair value under the circumstances.
Below is a description of factors that may be considered when valuing securities for which no active secondary market exists. Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing interest rates for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into discounted cash flow models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the portfolio company in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.
For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.
For equity interests, various factors may be considered in determining fair value, including multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a portfolio company or a Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or an acquisition, recapitalization, restructuring or other related items.
Other factors that may be considered in valuing securities include private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the portfolio companies, the acquisition price of such investment or industry practices in determining fair value. The Adviser may also consider the size and scope of a portfolio company and its specific strengths and weaknesses, and

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

may apply discounts or premiums, where and as appropriate, due to the higher (or lower) financial risk and/or the size of the portfolio company relative to comparable firms, as well as such other factors as the Adviser, in consultation with any third-party valuation or pricing service, if applicable, may consider relevant in assessing fair value.
If a Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value. Portfolio securities that carry certain restrictions on sale will typically be valued at a discount from the public market value of the security, where applicable.
If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when a Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by the Adviser, under the supervision of the Board.
While the Funds’ policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot ensure that fair values determined by the Adviser would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold. The Funds will periodically benchmark the bid and ask prices received from the third-party pricing service and/or dealers, as applicable, and valuations received from the third-party valuation service against the actual prices at which it purchases and sells its investments. The Funds believe that these prices will be reliable indicators of fair value.
Revenue Recognition: Security transactions are accounted for on the trade date. The Funds record interest income and expense on an accrual basis. The Funds record dividend income and expense on the ex-dividend date. The Funds do not accrue as a receivable interest or dividends on loans and securities if they have reason to doubt their ability to collect such income. The Funds consider many factors relevant to an investment when placing it on or removing it from non-accrual status, including, but not limited to, the delinquency status of the investment, economic and business conditions, the overall financial condition of the underlying investment, the value of the underlying collateral, bankruptcy status, if any, and any other facts or circumstances relevant to the investment. If there is reasonable doubt that the Funds will receive any previously accrued interest, then the previously recognized interest income will be written-off. Payments received on non-accrual investments may be recognized as income or applied to principal depending upon the collectability of the remaining principal and interest. Non-accrual investments may be restored to accrual status when principal and interest become current and are likely to remain current based on the Funds’ judgment.
Loan origination fees, original issue discount, and market discount are capitalized and such amounts are amortized as interest income over the respective term of the loan or security. Structuring and other non-recurring upfront fees are recorded as fee income when earned. The Funds record prepayment premiums on loans and securities as fee income when they receive such amounts.
Net Realized Gains or Losses, Net Change in Unrealized Appreciation or Depreciation and Net Change in Unrealized Gains or Losses on Foreign Currency: Gains or losses on the sale of investments will be calculated by using the specific identification method. The Funds measure realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, without regard to unrealized appreciation or depreciation previously recognized, but considering unamortized upfront fees. Net change in unrealized appreciation or depreciation reflects the change in portfolio investment values during the reporting period, including any reversal of previously recorded unrealized gains or losses, when gains or losses are realized. Net change in unrealized gains or

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

losses on foreign currency reflects the change in the value of receivables or accruals during the reporting period due to the impact of foreign currency fluctuations.
Organization and Offering Costs: Organization costs include, among other things, the cost of formation as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Trust’s organization. Franklin Square Holdings, L.P. (“FS Investments”), the Funds’ sponsor and an affiliate of the Adviser has assumed the Trust’s organization costs and will not seek reimbursement of such costs. Offering costs primarily include, among other things, marketing expenses and printing, legal and due diligence fees and certain costs pertaining to each Fund’s continuous public offering of its common shares, including the salaries and direct expenses of the Adviser’s personnel, employees of its affiliates and others while engaged in such activities. FS Investments has assumed all of the Funds’ offering costs and will not seek reimbursement of such costs incurred as of December 31, 2019.
Income Taxes: FSMS has elected and each Alt Beta Fund intends to elect to be treated for U.S. federal income tax purposes, and each Fund intends to qualify annually thereafter, as a RIC under Subchapter M of the Code. To qualify and maintain qualification as a RIC, the Funds must, among other things, meet certain source-of-income and asset diversification requirements and distribute to its shareholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally each Fund’s net ordinary income plus the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. As a RIC, each Fund will not have to pay corporate-level U.S. federal income taxes on any income that it distributes to its shareholders. Each Fund intends to make distributions in an amount sufficient to maintain its RIC status each year and to avoid any U.S. federal income taxes on income so distributed. Each Fund will also be subject to nondeductible U.S. federal excise taxes if it does not distribute at least 98% of net ordinary income, 98.2% of capital gain net income, if any, and any recognized and undistributed income from prior years for which it paid no U.S. federal income taxes.
Uncertainty in Income Taxes: Each Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in its consolidated financial statements. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax liabilities as income tax expense on its consolidated statement of operations. During the year ended December 31, 2019, the Funds did not incur any interest or penalties related to unrecognized tax liabilities.
Each Fund has analyzed the tax positions taken on U.S. federal and state income tax returns for all open tax years, and has concluded that no provision for income tax for uncertain tax positions is required in its consolidated financial statements. Each Fund’s U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not yet expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Swaps: Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Pursuant to swap agreements, the Funds either make floating-rate payments based on a benchmark index in exchange for fixed or floating rate payments or the Funds make fixed or floating rate payments in exchange for floating-rate payments based on the return of a benchmark index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Funds are exposed to credit loss in the event of nonperformance by the

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index. The Funds enter into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Funds’ net assets below a certain level over a certain period of time, which would trigger a payment by a Fund for those derivatives in a liability position.
The OTC derivatives in which the Funds invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by such Fund of any net liability owed to it. The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by such Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash at the Fund’s custodian, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of a Fund, a corresponding liability on the consolidated statement of assets and liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the consolidated schedule of investments. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statements of assets and liabilities.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Funds may utilize forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Funds’ investments. These instruments may be used for other purposes in future periods. The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Funds will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds’ investments. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the consolidated statements of assets and liabilities.
Securities Sold Short: The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis.
Options: The Funds may purchase call and put options in an effort to manage risk and/or generate gains from options premiums. When a Fund buys a call option, it gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates such Fund to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When a Fund buys a put option, it gives the holder the right to sell and obligates such Fund to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When a Fund buys an option, an amount equal to the premium received by such Fund is reflected as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an instrument is purchased or sold through an exercise of an option, the related premium received is deducted from the basis of the instrument acquired or added to the proceeds of the instrument sold. When an option expires, a Fund realizes a gain on the option to the extent of the premiums received. When an option is exercised, a Fund realizes a loss to the extent the cost of closing the option exceeds the premiums received, or a gain to the extent the premiums received exceed the cost of closing the option.
Recent Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement—Disclosures Framework—Changes to Disclosure Requirements of Fair Value Measurement (Topic 820), or ASU 2018-13. ASU 2018-13 introduces new fair value disclosure requirements and eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Each Fund is currently evaluating the impact of ASU 2018-13 on its financial statements.
Distributions: Distributions to the Funds’ shareholders will be recorded as of the record date. Subject to the discretion of the Board and applicable legal restrictions, the Funds currently intend to authorize and declare distributions in an amount sufficient to maintain its RIC status each year and to avoid any federal income taxes on income so distributed.
Note 3. Share Transactions
Below is a summary of transactions with respect to the Funds’ common shares during the year ended December 31, 2019 and the year/period ended December 31, 2018:
FS Multi-Strategy Alternatives Fund Class A Shares	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	935,337	$9,699	947,198	$9,622
Commissions and Dealer Manager Fees	—	—	—	(119)
Reinvestment of Distributions	17,991	184	6,871	66
Redemptions	(656,207)	(6,792)	(458,361)	(4,522)
Net Proceeds from Class A Share Transactions	297,121	$3,091	495,708	$5,047

Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	12,517,609	$130,515	6,630,065	$66,618
Reinvestment of Distributions	291,656	2,987	70,907	681
Redemptions	(4,053,608)	(41,836)	(2,502,647)	(24,836)
Net Proceeds from Class I Share Transactions	8,755,657	$91,666	4,198,325	$42,463
Net Proceeds from Fund Share Transactions	9,052,778	$94,757	4,694,033	$47,510

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 3. Share Transactions — (continued)

FS Managed Futures Fund Class A Shares	For the Year Ended December 31, 2019		For the Period Ended December 31, 2018*
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	2,500	$25
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	—	$—	2,500	$25

	For the Year Ended December 31, 2019		For the Period Ended December 31, 2018*
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	1,110	$11	197,500	$1,975
Reinvestment of Distributions	7	—	—	—
Redemptions	—	—	—	—
Net Proceeds from Class I Share Transactions	1,117	$11	197,500	$1,975
Net Proceeds from Fund Share Transactions	1,117	$11	200,000	$2,000

*
Fund commenced investment operations on December 31, 2018.

FS Global Macro Fund Class A Shares	For the Year Ended December 31, 2019		For the Period Ended December 31, 2018*
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	2,500	$25
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	—	$—	2,500	$25

	For the Year Ended December 31, 2019		For the Period Ended December 31, 2018*
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	3,545	$36	197,500	$1,975
Reinvestment of Distributions	122	1	—	—
Redemptions	—	—	—	—
Net Proceeds from Class I Share Transactions	3,667	$37	197,500	$1,975
Net Proceeds from Fund Share Transactions	3,667	$37	200,000	$2,000

*
Fund commenced investment operations on December 31, 2018.

FS Real Asset Fund Class A Shares	For the Year Ended December 31, 2019		For the Period Ended December 31, 2018*
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	2,500	$25
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	—	$—	2,500	$25

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 3. Share Transactions — (continued)

	For the Year Ended December 31, 2019		For the Period Ended December 31, 2018*
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	2,128	$23	297,500	$2,975
Reinvestment of Distributions	112	1	—	—
Redemptions	—	—	—	—
Net Proceeds from Class I Share Transactions	2,240	$24	297,500	$2,975
Net Proceeds from Fund Share Transactions	2,240	$24	300,000	$3,000

*
Fund commenced investment operations on December 31, 2018.

FS Long/Short Equity Fund Class A Shares	For the Year Ended December 31, 2019		For the Period Ended December 31, 2018*
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	149,105	$1,500	2,500	$25
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	149,105	$1,500	2,500	$25

	For the Year Ended December 31, 2019		For the Period Ended December 31, 2018*
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	661	$8	197,500	$1,975
Reinvestment of Distributions	138	1	—	—
Redemptions	—	—	—	—
Net Proceeds from Class I Share Transactions	799	$9	197,500	$1,975
Net Proceeds from Fund Share Transactions	149,904	$1,509	200,000	$2,000

*
Fund commenced investment operations on December 31, 2018.

FS Market Neutral Fund Class A Shares	For the Year Ended December 31, 2019		For the Period Ended December 31, 2018*
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	2,500	$25
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	—	$—	2,500	$25

	For the Year Ended December 31, 2019		For the Period Ended December 31, 2018*
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	965	$10	197,500	$1,975
Reinvestment of Distributions	31	—	—	—
Redemptions	—	—	—	—
Net Proceeds from Class I Share Transactions	996	$10	197,500	$1,975
Net Proceeds from Fund Share Transactions	996	$10	200,000	$2,000

*
Fund commenced investment operations on December 31, 2018.

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 3. Share Transactions — (continued)

FS Event Driven Fund Class A Shares	For the Year Ended December 31, 2019		For the Period Ended December 31, 2018*
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	2,500	$25
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	—	$—	2,500	$25

	For the Year Ended December 31, 2019		For the Period Ended December 31, 2018*
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	197,500	$1,975
Redemptions	—	—	—	—
Net Proceeds from Class I Share Transactions	—	$—	197,500	$1,975
Net Proceeds from Fund Share Transactions	—	$—	200,000	$2,000

*
Fund commenced investment operations on December 31, 2018.

Note 4. Related Party Transactions
Compensation of the Investment Adviser and its Affiliates
Pursuant to the investment management agreement, dated as of April 25, 2017 by and between the Adviser and FSMS and each investment management agreement, dated as of November 29, 2018 by and between the Adviser and each Alt Beta Fund, respectively (collectively, the “Management Agreements”), the Adviser is entitled to a management fee in consideration of the advisory services provided by the Adviser to the Funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an affiliate of the Funds. The management fee is calculated and payable quarterly in arrears at the annual rates of each Fund’s average daily net assets during such period noted in the table below:
Fund	Period	Fee
FS Multi-Strategy Alternatives Fund	Quarterly	1.25%
FS Managed Futures Fund	Quarterly	1.15%
FS Global Macro Fund	Quarterly	1.15%
FS Real Asset Fund	Quarterly	1.15%
FS Long/Short Equity Fund	Quarterly	1.10%*
FS Market Neutral Fund	Quarterly	1.20%
FS Event Driven Fund	Quarterly	1.20%

*
Prior to December 30, 2019, Long/Short Equity’s management fee was 1.20%.

The Adviser had contractually agreed to waive its management fee for FSMS until May 15, 2019. Effective December 16, 2019, with the exception of Long/Short Equity, the Adviser has contractually agreed to waive its management fee for each of the Alt Beta Funds until March 31, 2020. With respect to the Long/Short Equity, the Adviser had contractually agreed to waive its management fee until December 31, 2019 and has contractually agreed to waive a portion of its management fee for Long/Short Equity so that the fee received equals 0.60% of Long/Short Equity’s average daily net assets until the earlier of  (i) December 31, 2021 or (ii) the date on which gross proceeds that have been received by Long/Short Equity from investors, in the aggregate, exceed $150 million.
Pursuant to the administration agreement, dated as of April 26, 2017, by and between FSMS and the Adviser, and each administration agreement, dated as of November 29, 2018 by and between the Adviser and each Alt Beta Fund, respectively (collectively, the “Administration Agreements”), the Funds reimburse the Adviser for its actual costs

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 4. Related Party Transactions — (continued)

incurred in providing administrative services to the Funds, including the Adviser’s allocable portion of the compensation and related expenses of certain personnel of FS Investments providing administrative services to the Funds on behalf of the Adviser. The Adviser is required to allocate the cost of such services to the Funds based on factors such as assets, revenues, time allocations and/or other reasonable metrics. The Board reviews the methodology employed in determining how the expenses are allocated to the Funds and the proposed allocation of the administrative expenses among the Funds and certain affiliates of the Adviser. The Board then assesses the reasonableness of such reimbursements for expenses allocated to the Funds based on the breadth, depth and quality of such services as compared to the estimated cost to the Funds of obtaining similar services from third-party service providers known to be available. In addition, the Board considers whether any single third-party service provider would be capable of providing all such services at comparable cost and quality. Finally, the Board, among other things, compares the total amount paid to the Adviser for such services as a percentage of the Funds’ respective net assets to the same ratios reported by other comparable investment companies. The Funds will not reimburse the Adviser for any services for which it receives a separate fee or for any administrative expenses allocated to a controlling person of the Adviser. Reimbursements of administrative expenses to the Adviser are subject to the Expense Limitation (defined below).
The following table describes the fees and expenses accrued under the Management Agreement and the Administration Agreement for Funds during the year ended December 31, 2019:
FS Multi-Strategy Alternatives Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Management Agreement	Management Fee(1)	$1,686
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$1,090

(1)
As described above, the Adviser has contractually agreed to waive $477 in management fees payable during the year ended December 31, 2019. During the year ended December 31, 2019, $631 of management fees were paid to the Adviser.

(2)
During the year ended December 31, 2019, $1,282 of administrative services expenses were paid to the Adviser.

FS Managed Futures Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$23
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$73

(1)
As described above, the Adviser has contractually agreed to waive the $23 in management fees payable during the year ended December 31, 2019.

(2)
During the year ended December 31, 2019, $63 of administrative services expenses were paid to the Adviser.

FS Global Macro Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$24
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$73

(1)
As described above, the Adviser has contractually agreed to waive the $24 in management fees payable during the year ended December 31, 2019.

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 4. Related Party Transactions — (continued)

(2)
During the year ended December 31, 2019, $63 of administrative services expenses were paid to the Adviser.

FS Real Asset Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$36
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$109

(1)
As described above, the Adviser has contractually agreed to waive the $36 in management fees payable during the year ended December 31, 2019.

(2)
During the year ended December 31, 2019, $94 of administrative services expenses were paid to the Adviser.

FS Long/Short Equity Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$27
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$73

(1)
As described above, the Adviser has contractually agreed to waive the $27 in management fees payable during the year ended December 31, 2019.

(2)
During the year ended December 31, 2019, $63 of administrative services expenses were paid to the Adviser.

FS Market Neutral Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$25
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$73

(1)
As described above, the Adviser has contractually agreed to waive the $25 in management fees payable during the year ended December 31, 2019.

(2)
During the year ended December 31, 2019, $63 of administrative services expenses were paid to the Adviser.

FS Event Driven Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$24
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$73

(1)
As described above, the Adviser has contractually agreed to waive the $24 in management fees payable during the year ended December 31, 2019.

(2)
During the year ended December 31, 2019, $63 of administrative services expenses were paid to the Adviser.

Expense Limitation Agreement
Pursuant to the expense limitation agreement, dated as of April 26, 2017, by and between the Adviser and FSMS, and each expense limitation agreement, dated as of November 29, 2018, by and between the Adviser and each Alt Beta Fund, respectively (collectively, the “Expense Limitation Agreements”), the Adviser agreed to pay or absorb, on a

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 4. Related Party Transactions — (continued)

quarterly basis, the “ordinary operating expenses” (as defined below) of each Fund to the extent that such expenses exceed 0.25% per annum of the respective Fund’s average daily net assets (the “Expense Limitation”). The respective Expense Limitation Agreement, which became effective April 27, 2017 for FSMS and December 17, 2018 for the Alt Beta Funds, will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board and by the Adviser. Each Expense Limitation Agreement is currently in effect until at least April 30, 2020.
Amounts waived under the Expense Limitation for each Fund may be recouped by or repaid to the Adviser, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years after the Adviser bears the expense; and (2) the reimbursement may not be made if it would cause the lower of the respective Fund’s then-current expense limitation, if any, or the expense limitation that was in effect at the time when the Adviser waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded.
The Expense Limitation Agreements may not be terminated by the Adviser, but may be terminated by the Board on written notice to the Adviser. For the purposes of the Expense Limitation Agreements, “ordinary operating expenses” for a class of Shares consist of all ordinary expenses of a Fund attributable to such class, including administration fees, transfer agent fees, offering expenses, fees paid to the respective Fund’s trustees, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) management fees, (b) distribution or servicing fees, (c) interest, (d) taxes, (e) brokerage fees and commissions, (f) dividends and interest paid on short positions, (g) acquired fund fees and expenses and (h) extraordinary expenses. The specific amount of expenses waivable and/or payable by the Adviser pursuant to the Expense Limitation Agreements, if any, is determined at the end of each fiscal quarter. Similarly, the conditional obligation of the Funds to repay the Adviser pursuant to the terms of such Expense Limitation Agreement shall survive the termination of such agreement by either party.
The following table describes the amounts accrued pursuant to the Expense Limitation Agreement that FS Investments has agreed to pay for the year ended December 31, 2019. These amounts may be subject to conditional repayment by the Fund as described below:
Fund	Accrued Amount	Subject to Repayment As of December 31, 2019	Related to Expense Reimbursement
FS Multi-Strategy Alternatives Fund	$1,805	$3,787	$3,787
FS Managed Futures Fund	$171	$171	$171
FS Global Macro Fund	$190	$190	$190
FS Real Asset Fund	$230	$230	$230
FS Long/Short Equity Fund	$177	$177	$177
FS Market Neutral Fund	$160	$160	$160
FS Event Driven Fund	$158	$158	$158
The Funds’ distributor, ALPS Distributors, Inc., has entered into a “wholesaling” agreement with FS Investment Solutions, LLC (“FS Solutions”), a registered broker-dealer and an affiliate of the Adviser. Pursuant to the terms of the wholesaling agreement, FS Solutions seeks to market and otherwise promote the Funds through various “wholesale” distribution channels, including but not limited to, the independent broker-dealer channel, the registered investment adviser channel and the wirehouse channel. FS Solutions may receive compensation for certain sales, promotional and marketing services provided to the Funds in connection with the distribution of certain classes of the Funds’ shares. The following table describes the amounts FS Solutions received in initial sales charges in connection with the distribution of Class A shares of the Funds for the year ended December 31, 2019:

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 4. Related Party Transactions — (continued)

Fund	Initial Sales Charges
FS Multi-Strategy Alternatives Fund	$17
FS Managed Futures Fund	$—
FS Global Macro Fund	$—
FS Real Asset Fund	$—
FS Long/Short Equity Fund	$—
FS Market Neutral Fund	$—
FS Event Driven Fund	$—
FS Benefit Trust
FS Benefit Trust was formed as a Delaware statutory trust for the purpose of awarding equity incentive compensation to employees of FS Investments and its affiliates. During the year ended December 31, 2019, FS Benefit Trust purchased $4 of FSMS’s Class I shares at the NAV in effect on the applicable purchase date.
Note 5. Distribution and Service Plan
Pursuant to the Amended and Restated Distribution call Service Plan, each Fund’s Class A Shares bear 12b-1 fees at an annual rate of 0.25% of the average daily net assets of such Fund attributable to Class A Shares. Payments of the 12b-1 fee may be made without regard to expenses actually incurred. The Funds’ Class I shares are not subject to 12b-1 fees.
Note 6. Income Taxes
Each Fund intends to declare and pay distributions from net investment income and from net realized short term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of such Fund, unless the shareholder elects to receive cash distributions. During the year ended December 31, 2019, the Funds declared and paid the following distributions per share and total distributions:
	Distributions Per Share
Fund	Class A	Class I	Total Distribution
FS Multi-Strategy Alternatives Fund	$0.20	$0.23	$4,173
FS Managed Futures Fund	0.03	0.06	12
FS Global Macro Fund	0.41	0.44	88
FS Real Asset Fund	0.71	0.74	223
FS Long/Short Equity Fund	2.08	2.11	422
FS Market Neutral Fund	0.29	0.32	64
FS Event Driven Fund	0.33	0.36	71
The timing and amount of any future distributions to shareholders are subject to applicable legal restrictions and the sole discretion of the Board.
The following tables reflect the sources of cash distributions on a tax basis that each Fund paid on its common shares during the year ended December 31, 2019:

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 6. Income Taxes — (continued)

FS Multi-Strategy Alternatives Fund
	Year Ended December 31, 2019
Source of Distribution	Distribution Amount	Percentage
Net investment income(1)	$4,173	100%
Short-term capital gains	—	—%
Return of capital	—	—%
Total	$4,173	100%

(1)
FSMS’s net investment income on a tax basis for the year ended December 31, 2019 was $4,614. The determination of the tax attributes of FSMS’s distributions is made annually as of the end of the calendar year and based upon FSMS’s taxable income for the full year and distributions paid for the full year. Therefore, a determination made on an interim basis may not be representative of the actual tax attributes of FSMS’s distributions for a full year. The actual tax characteristics of distributions to shareholders are reported to shareholders annually on Form 1099-DIV.

FS Managed Futures Fund
	Year Ended December 31, 2019
Source of Distribution	Distribution Amount	Percentage
Net investment income(1)	$12	100%
Long-term capital gains	—	—%
Return of capital	—	—%
Total	$12	100%

(1)
Managed Future’s net investment income and short term capital gains on a tax basis for the year ended December 31, 2019 was $12. The determination of the tax attributes of Managed Future’s distributions is made annually as of the end of the calendar year and based upon Managed Future’s taxable income for the full year and distributions paid for the full year. Therefore, a determination made on an interim basis may not be representative of the actual tax attributes of Managed Future’s distributions for a full year. The actual tax characteristics of distributions to shareholders are reported to shareholders annually on Form 1099-DIV.

FS Global Macro Fund
	Year Ended December 31, 2019
Source of Distribution	Distribution Amount	Percentage
Net investment income(1)	$88	100%
Long-term capital gains	—	—%
Return of capital	—	—%
Total	$88	100%

(1)
Global Macro’s net investment income on a tax basis for the year ended December 31, 2019 was $92. The determination of the tax attributes of Global Macro’s distributions is made annually as of the end of the calendar year and based upon Global

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 6. Income Taxes — (continued)

Macro’s taxable income for the full year and distributions paid for the full year. Therefore, a determination made on an interim basis may not be representative of the actual tax attributes of Global Macro’s distributions for a full year. The actual tax characteristics of distributions to shareholders are reported to shareholders annually on Form 1099-DIV.
FS Real Asset Fund
	Year Ended December 31, 2019
Source of Distribution	Distribution Amount	Percentage
Net investment income(1)	$223	100%
Long-term capital gains	—	—%
Return of capital	—	—%
Total	$223	100%

(1)
Real Asset’s net investment income and short term capital gains on a tax basis for the year ended December 31, 2019 was $274. The determination of the tax attributes of Real Asset’s distributions is made annually as of the end of the calendar year and based upon Real Asset’s taxable income for the full year and distributions paid for the full year. Therefore, a determination made on an interim basis may not be representative of the actual tax attributes of Real Asset’s distributions for a full year. The actual tax characteristics of distributions to shareholders are reported to shareholders annually on Form 1099-DIV.

FS Long/Short Equity Fund
	Year Ended December 31, 2019
Source of Distribution	Distribution Amount	Percentage
Net investment income(1)	$422	100%
Long-term capital gains	—	—%
Return of capital	—	—%
Total	$422	100%

(1)
Long/Short Equity’s net investment income and short term capital gains on a tax basis for the year ended December 31, 2019 was $422. The determination of the tax attributes of Long/Short Equity’s distributions is made annually as of the end of the calendar year and based upon Long/Short Equity’s taxable income for the full year and distributions paid for the full year. Therefore, a determination made on an interim basis may not be representative of the actual tax attributes of Long/Short Equity’s distributions for a full year. The actual tax characteristics of distributions to shareholders are reported to shareholders annually on Form 1099-DIV.

FS Market Neutral Fund
	Year Ended December 31, 2019
Source of Distribution	Distribution Amount	Percentage
Net investment income(1)	$64	100%
Long-term capital gains	—	—%
Return of capital	—	—%
Total	$64	100%

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 6. Income Taxes — (continued)

(1)
Market Neutral’s net investment income on a tax basis for the year ended December 31, 2019 was $83. The determination of the tax attributes of Market Neutral’s distributions is made annually as of the end of the calendar year and based upon Market Neutral’s taxable income for the full year and distributions paid for the full year. Therefore, a determination made on an interim basis may not be representative of the actual tax attributes of Market Neutral’s distributions for a full year. The actual tax characteristics of distributions to shareholders are reported to shareholders annually on Form 1099-DIV.

FS Event Driven Fund
	Year Ended December 31, 2019
Source of Distribution	Distribution Amount	Percentage
Net investment income(1)	$71	100%
Long-term capital gains	—	—%
Return of capital	—	—%
Total	$71	100%

(1)
Event Driven’s net investment income and short term capital gains on a tax basis for the year ended December 31, 2019 was $96. The determination of the tax attributes of Event Driven’s distributions is made annually as of the end of the calendar year and based upon Event Driven’s taxable income for the full year and distributions paid for the full year. Therefore, a determination made on an interim basis may not be representative of the actual tax attributes of Event Driven’s distributions for a full year. The actual tax characteristics of distributions to shareholders are reported to shareholders annually on Form 1099-DIV.

The Funds’ net investment income and short term capital gains on a tax basis and undistributed net investment income and short term capital gains on a tax basis for the year ended December 31, 2019 was as follows:
Fund	Net Investment Income (Loss)	Undistributed Net Investment Income
FS Multi-Strategy Alternatives Fund	$4,614	$967
FS Managed Futures Fund	$12	$—
FS Global Macro Fund	$92	$4
FS Real Asset Fund	$274	$51
FS Long/Short Equity Fund	$422	$—
FS Market Neutral Fund	$83	$19
FS Event Driven Fund	$96	$25

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 6. Income Taxes — (continued)

The Funds may make certain adjustments to the classification of net assets as a result of permanent book-to-tax differences. During the year ended December 31, 2019, the Funds increased/(decreased) accumulated earnings (deficit) and increased/(decreased) capital in excess of par value by the below amounts. These reclassifications, resulting from nondeductible expenses related to partnerships, have no impact on the net assets of the Funds.
Fund	Accumulated earnings (deficit)	Capital in excess of par value
FS Multi-Strategy Alternatives Fund	$(583)	$583
FS Managed Futures Fund	$1	$(1)
FS Global Macro Fund	$—	$—
FS Real Asset Fund	$—	$—
FS Long/Short Equity Fund	$1	$(1)
FS Market Neutral Fund	$—	$—
FS Event Driven Fund	$—	$—
As of December 31, 2019, the components of accumulated earnings (loss) on a tax basis were as follows:
Fund	Distributable ordinary income and short term capital gains	Distributable capital gains / accumulated capital (losses)	Net unrealized appreciation (depreciation)	Total
FS Multi-Strategy Alternatives Fund	$967	$(8,277)	$6,835	$(475)
FS Managed Futures Fund	$—	$(8)	$—	$(8)
FS Global Macro Fund	$4	$(4)	$7	$7
FS Real Asset Fund	$51	$—	$27	$78
FS Long/Short Equity Fund	$—	$(60)	$—	$(60)
FS Market Neutral Fund	$19	$(22)	$—	$(3)
FS Event Driven Fund	$26	$—	$—	$26
During the year ended December 31, 2019, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:
Fund	Late Year Ordinary Loss	Post-October Capital Losses
FS Multi-Strategy Alternatives Fund	$—	$—
FS Managed Futures Fund	$(8)	$—
FS Global Macro Fund	$—	$—
FS Real Asset Fund	$—	$—
FS Long/Short Equity Fund	$(57)	$(3)
FS Market Neutral Fund	$—	$—
FS Event Driven Fund	$—	$—
As of December 31, 2019, the cost of investments and the unrealized appreciation and (depreciation) on investments and derivatives, each calculated for U.S. federal income tax purposes, was as follows:

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 6. Income Taxes — (continued)

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
FS Multi-Strategy Alternatives Fund	$193,172	$8,449	$1,604	$6,845
FS Managed Futures Fund	$1,551	$—	$—	$—
FS Global Macro Fund	$1,677	$6	$—	$6
FS Real Asset Fund	$2,934	$28	$—	$28
FS Long/Short Equity Fund	$3,530	$—	$—	$—
FS Market Neutral Fund	$1,985	$—	$—	$—
FS Event Driven Fund	$1,986	$—	$—	$—
Note 7. Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward contracts, futures contracts, swap contracts and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The Funds invest in such derivatives in order to meet its investment objectives. The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
The Funds are subject to credit risk in the normal course of pursuing its investment objectives. The Funds may enter into total return swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest or to enhance its returns. The Funds may also purchase and write call and put options in an effort to manage risk and/or generate gains from options premiums.
The Funds may enter into swap contracts containing provisions allowing the counterparty to terminate the contract under certain conditions, including, but not limited to, a decline in the respective Fund’s NAV below a certain level over a certain period of time, which would trigger a payment by such Fund for those swaps in a liability position. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the writer to sell (if the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. The fair value of open derivative instruments held by the Funds (which are not considered to be hedging instruments for accounting disclosure purposes) as of December 31, 2019 was as follows:
FS Multi-Strategy Alternatives Fund
Fair Value
	Asset Derivative	Liability Derivative
Foreign Currency Risk
Forward foreign currency exchange contracts	$5(1)	$14(2)
Credit Risk
Total return swaps	$1,659(3)	$2,572(4)

FSMS’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows.
(1)
Unrealized appreciation on forward foreign currency exchange contracts.

(2)
Unrealized depreciation on forward foreign currency exchange contracts.

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

(3)
Unrealized appreciation on total return swaps.

(4)
Unrealized depreciation on total return swaps.

FS Managed Futures Fund
Fair Value
	Asset Derivative	Liability Derivative
Credit Risk
Total return swaps	$21(1)	$43(2)

Managed Future’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows.
(1)
Unrealized appreciation on total return swaps.

(2)
Unrealized depreciation on total return swaps.

FS Global Macro Fund
Fair Value
	Asset Derivative	Liability Derivative
Credit Risk
Total return swaps	$5(1)	$8(2)

Global Macro’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows.
(1)
Unrealized appreciation on total return swaps.

(2)
Unrealized depreciation on total return swaps.

FS Real Asset Fund
Fair Value
	Asset Derivative	Liability Derivative
Credit Risk
Total return swaps	$69(1)	$42(2)

Real Asset’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows.
(1)
Unrealized appreciation on total return swaps.

(2)
Unrealized depreciation on total return swaps.

FS Long/Short Equity Fund
Fair Value
	Asset Derivative	Liability Derivative
Credit Risk
Total return swaps	$88(1)	$178(2)

Long/Short Equity’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows.
(1)
Unrealized appreciation on total return swaps.

(2)
Unrealized depreciation on total return swaps.

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

FS Market Neutral Fund
Fair Value
	Asset Derivative	Liability Derivative
Credit Risk
Total return swaps	$73(1)	$58(2)

Market Neutral’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows.
(1)
Unrealized appreciation on total return swaps.

(2)
Unrealized depreciation on total return swaps.

FS Event Driven Fund
Fair Value
	Asset Derivative	Liability Derivative
Credit Risk
Total return swaps	$107(1)	$68(2)

Event Driven’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows.
(1)
Unrealized appreciation on total return swaps.

(2)
Unrealized depreciation on total return swaps.

The following tables present the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Funds’ for assets or pledged by the Funds’ for liabilities as of December 31, 2019:
FS Multi-Strategy Alternatives Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Barclays Bank PLC	$210	$32	$—	$—	$178
BNP Paribas	$1,383	$1,300	$—	$—	$83
Deutsche Bank	$1	$—	$—	$—	$1
Goldman Sachs International	$36	$36	$—	$—	$—
JP Morgan Chase Bank, N.A.	$29	$29	$—	$—	$—
Morgan Stanley Capital Services LLC	$5	$5	$—	$—	$—
Nomura Securities Co., Ltd	$—	$—	$—	$—	$—
Societe Generale	$—	$—	$—	$—	$—

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Barclays Bank PLC	$32	$32	$—	$—	$—
BNP Paribas	$1,300	$1,300	$—	$—	$—
Deutsche Bank	$—	$—	$—	$—	$—
Goldman Sachs International	$174	$36	$—	$—	$138
JP Morgan Chase Bank, N.A.	$415	$29	$—	$386	$—
Morgan Stanley Capital Services LLC	$69	$5	$—	$64	$—
Nomura Securities Co., Ltd	$63	$—	$—	$63	$—
Societe Generale	$533	$—	$—	$533	$—
FS Managed Futures Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Barclays Bank PLC	$9	$1	$—	$—	$8
BNP Paribas	$12	$—	$—	$—	$12
Deutsche Bank	$—	$—	$—	$—	$—
Goldman Sachs International	$—	$—	$—	$—	$—
JP Morgan Chase Bank, N.A.	$—	$—	$—	$—	$—
Morgan Stanley & Co. International PLC	$—	$—	$—	$—	$—
Nomura Securities Co., Ltd	$—	$—	$—	$—	$—
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Barclays Bank PLC	$1	$1	$—	$—	$—
BNP Paribas	$—	$—	$—	$—	$—
Deutsche Bank	$—	$—	$—	$—	$—
Goldman Sachs International	$21	$—	$—	$—	$21
JP Morgan Chase Bank, N.A.	$21	$—	$—	$—	$21
Morgan Stanley & Co. International PLC	$—	$—	$—	$—	$—
Nomura Securities Co., Ltd	$—	$—	$—	$—	$—
FS Global Macro Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Barclays Bank PLC	$—	$—	$—	$—	$—
Deutsche Bank	$—	$—	$—	$—	$—
Goldman Sachs International	$2	$2	$—	$—	$—
JP Morgan Chase Bank, N.A.	$—	$—	$—	$—	$—
Nomura Securities Co., Ltd	$3	$—	$—	$—	$3

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Barclays Bank PLC	$1	$—	$—	$—	$1
Deutsche Bank	$—	$—	$—	$—	$—
Goldman Sachs International	$3	$2	$—	$—	$1
JP Morgan Chase Bank, N.A.	$4	$—	$—	$—	$4
Nomura Securities Co., Ltd	$—	$—	$—	$—	$—
FS Real Asset Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
JP Morgan Chase Bank, N.A.	$66	$42	$—	$—	$24
Morgan Stanley Capital Services LLC	$3	$—	$—	$—	$3
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
JP Morgan Chase Bank, N.A.	$42	$42	$—	$—	$—
Morgan Stanley Capital Services LLC	$—	$—	$—	$—	$—
FS Long/Short Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Barclays Bank PLC	$55	$55	$—	$—	$—
BNP Paribas	$33	$29	$—	$—	$4
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Barclays Bank PLC	$149	$55	$—	$—	$94
BNP Paribas	$29	$29	$—	$—	$—
FS Market Neutral Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
BNP Paribas	$73	$58	$—	$—	$15
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
BNP Paribas	$58	$58	$—	$—	$—

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

FS Event Driven Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
BNP Paribas	$107	$68	$—	$—	$39
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
BNP Paribas	$68	$68	$—	$—	$—

(1)
In some instances, the actual amount of the collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(2)
Net amount of derivative assets represents the net amount due from the counterparty to the Fund in the event of default.

(3)
Net amount of derivative liabilities represents the net amount due from the Fund to the counterparty in the event of default.

The effect of derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) on the Funds’ consolidated statement of operations for the year ended December 31, 2019 was as follows:
FS Multi-Strategy Alternatives Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign Currency Risk
Forward foreign currency exchange contracts	$21(1)	$(9)(2)
Credit Risk
Total return swap contracts	$372(3)	$(1,858)(4)

FSMS’s derivative instruments at fair value by risk, presented in the table above, are reported on FSMS’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on forward foreign currency exchange contracts.

(2)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

(3)
Net realized gain (loss) on total return swaps.

(4)
Net change in unrealized appreciation (depreciation) on total return swaps.

FS Managed Futures Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit Risk
Total return swap contracts	$(16)(1)	$(22)(2)

Managed Future’s derivative instruments at fair value by risk, presented in the table above, are reported on Managed Future’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swaps.

(2)
Net change in unrealized appreciation (depreciation) on total return swaps.

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

FS Global Macro Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit Risk
Total return swap contracts	$49(1)	$(3)(2)

Global Macro’s derivative instruments at fair value by risk, presented in the table above, are reported on Global Macro’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swaps.

(2)
Net change in unrealized appreciation (depreciation) on total return swaps.

FS Real Asset Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit Risk
Total return swap contracts	$184(1)	$27(2)

Real Asset’s derivative instruments at fair value by risk, presented in the table above, are reported on Real Asset’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swaps.

(2)
Net change in unrealized appreciation (depreciation) on total return swaps.

FS Long/Short Equity Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit Risk
Total return swap contracts	$402(1)	$(90)(2)

Long/Short Equity’s derivative instruments at fair value by risk, presented in the table above, are reported on Long/Short Equity’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swaps.

(2)
Net change in unrealized appreciation (depreciation) on total return swaps.

FS Market Neutral Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit Risk
Total return swap contracts	$4(1)	$15(2)

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

Market Neutral’s derivative instruments at fair value by risk, presented in the table above, are reported on Market Neutral’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swaps.

(2)
Net change in unrealized appreciation (depreciation) on total return swaps.

FS Event Driven Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit Risk
Total return swap contracts	$17(1)	$39(2)

Event Driven’s derivative instruments at fair value by risk, presented in the table above, are reported on Event Driven’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swaps.

(2)
Net change in unrealized appreciation (depreciation) on total return swaps.

The average notional amount of derivatives outstanding during the year ended December 31, 2019, which are indicative of the volumes of these derivative types, was as follows:
Fund	Forward foreign exchange contracts	Total return debt swap contracts	Total return equity swap contracts	Total return index swap contracts
FS Multi-Strategy Alternatives Fund	$1,675	$2,122	$—	$60,052
FS Managed Futures Fund	$—	$—	$—	$26
FS Global Macro Fund	$—	$—	$—	$27
FS Real Asset Fund	$—	$—	$—	$641
FS Long/Short Equity Fund	$—	$—	$77	$3,056
FS Market Neutral Fund	$—	$—	$—	$2,104
FS Event Driven Fund	$—	$—	$—	$1,328
Note 8. Investment Portfolio
The following tables summarize the composition of each Fund’s investment portfolio at cost and fair value as of December 31, 2019:
FS Multi-Strategy Alternatives Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Corporate Bonds	$32,159	$32,041	16%
Common Stock	39,466	47,463	24%
Short-Term Investments	121,376	121,374	60%
Total	$193,001	$200,878	100%

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 8. Investment Portfolio — (continued)

FS Managed Futures Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$1,551	$1,551	100%
Total	$1,551	$1,551	100%
FS Global Macro Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Commodity Linked Notes	$133	$139	8%
Short-Term Investments	1,544	1,545	92%
Total	$1,677	$1,684	100%
FS Real Asset Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Commodity Linked Notes	$600	$627	21%
Short-Term Investments	2,334	2,335	79%
Total	$2,934	$2,962	100%
FS Long/Short Equity Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$3,530	$3,530	100%
Total	$3,530	$3,530	100%
FS Market Neutral Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$1,985	$1,985	100%
Total	$1,985	$1,985	100%
FS Event Driven Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$1,986	$1,986	100%
Total	$1,986	$1,986	100%

(1)
Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, a Fund would be presumed to “control” a portfolio company if such Fund owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if such Fund owned 5% or more of its voting securities.

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 8. Investment Portfolio — (continued)

As of December 31, 2019, none of the Funds “controlled” any of their portfolio companies and none of the Funds were an “affiliated person” of any of their portfolio companies, each as defined in the 1940 Act.
The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets of FSMS in such industries as of December 31, 2019:
FS Multi-Strategy Alternatives Fund
Industry Classification	Fair Value	Percentage of Portfolio
Short-Term Investments	$121,374	60.4%
Retail	7,874	3.9%
Commercial Services	7,683	3.8%
Telecommunications	5,848	2.9%
Software	4,679	2.3%
Packaging & Containers	4,298	2.1%
Transportation	4,051	2.0%
Chemicals	3,780	1.9%
Media Entertainment	3,716	1.9%
Diversified Financial Services	3,631	1.8%
Banks	3,423	1.7%
Environmental Control	1,972	1.0%
Healthcare-Products	1,852	0.9%
Machinery-Construction & Mining	1,849	0.9%
Pharmaceuticals	1,823	0.9%
Aerospace/Defense	1,785	0.9%
Private Equity	1,770	0.9%
Beverages	1,748	0.9%
Real Estate Investment Trusts	1,668	0.8%
Agriculture	1,534	0.8%
Home Builders	1,359	0.7%
Electronics	1,302	0.6%
Machinery-Diversified	1,198	0.6%
Engineering & Construction	799	0.4%
Distribution/Wholesale	754	0.4%
Oil & Gas	732	0.4%
Housewares	675	0.3%
Entertainment	623	0.3%
Real Estate	621	0.3%
Iron/Steel	615	0.3%
Auto Manufacturers	602	0.3%
Pipelines	591	0.3%

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 8. Investment Portfolio — (continued)

Industry Classification	Fair Value	Percentage of Portfolio
Computers	563	0.3%
Lodging	563	0.3%
Airlines	516	0.3%
Apparel	425	0.2%
Auto Parts & Equipment	417	0.2%
Investment Companies	393	0.2%
Miscellaneous Manufacturing	392	0.2%
Internet	347	0.2%
Semiconductors	347	0.2%
Leisure Time	321	0.2%
Food	265	0.1%
Trucking & Leasing	100	0.0%
Total	$200,878	100.0%

Purchases and sales of securities during the year ended December 31, 2019, other than short-term securities and U.S. government obligations, were as follows:
Fund	Purchases	Sales
FS Multi-Strategy Alternatives Fund	$125,646	$114,626
FS Managed Futures Fund	$—	$—
FS Global Macro Fund	$133	$—
FS Real Asset Fund	$600	$—
FS Long/Short Equity Fund	$—	$—
FS Market Neutral Fund	$—	$—
FS Event Driven Fund	$—	$—
Note 9. Fair Value of Financial Instruments
Under existing accounting guidance, fair value is defined as the price that a Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Funds classify the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1:   Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2:   Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3:   Inputs that are unobservable for an asset or liability.

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 9. Fair Value of Financial Instruments — (continued)

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of December 31, 2019, the Funds’ investments and derivatives were categorized as follows in the fair value hierarchy:
FS Multi-Strategy Alternatives Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$32,041	$—	$32,041
Common Stock	47,463	—	—	47,463
Short-Term Investments	121,374	—	—	121,374
Forward Foreign Currency Exchange Contracts	—	5	—	5
Total Return Index Swaps	—	1,659	—	1,659
Total	$168,837	$33,705	$—	$202,542

Liability Description
Mutual Funds Sold Short	$(21,750)	$—	$—	$(21,750)
Corporate Bonds Sold Short	—	(880)	—	(880)
Common Stocks Sold Short	(7,133)	—	—	(7,133)
Forward Foreign Currency Exchange Contracts	—	(14)	—	(14)
Total Return Index Swaps	—	(2,572)	—	(2,572)
Total	$(28,883)	$(3,466)	$—	$(32,349)
FS Managed Futures Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,551	$—	$—	$1,551
Total Return Index Swaps	—	21	—	21
Total	$1,551	$21	$—	$1,572

Liability Description
Total Return Index Swaps	$—	$(43)	$—	$(43)
FS Global Macro Fund
Asset Description	Level 1	Level 2	Level 3	Total
Commodity Linked Notes	$—	$139	$—	$139
Short-Term Investments	1,545	—	—	1,545
Total Return Index Swaps	—	5	—	5
Total	$1,545	$144	$—	$1,689

Liability Description
Total Return Index Swaps	$—	$(8)	$—	$(8)

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 9. Fair Value of Financial Instruments — (continued)

FS Real Asset Fund
Asset Description	Level 1	Level 2	Level 3	Total
Commodity Linked Notes	$—	$627	$—	$627
Short-Term Investments	2,335	—	—	2,335
Total Return Index Swaps	—	69	—	69
Total	$2,335	$696	$—	$3,031

Liability Description
Total Return Index Swaps	$—	$(42)	$—	$(42)
FS Long/Short Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$3,530	$—	$—	$3,530
Total Return Equity Swaps	—	21	—	21
Total Return Index Swaps	—	67	—	67
Total	$3,530	$88	$—	$3,618

Liability Description
Total Return Equity Swaps	$—	$(2)	$—	$(2)
Total Return Index Swaps	—	(176)	—	(176)
Total	$—	$(178)	$—	$(178)
FS Market Neutral Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,985	$—	$—	$1,985
Total Return Index Swaps	—	73	—	73
Total	$1,985	$73	$—	$2,058

Liability Description
Total Return Index Swaps	$—	$(58)	$—	$(58)
FS Event Driven Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,986	$—	$—	$1,986
Total Return Index Swaps	—	107	—	107
Total	$1,986	$107	$—	$2,093

Liability Description
Total Return Index Swaps	$—	$(68)	$—	$(68)

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 9. Fair Value of Financial Instruments — (continued)

The Funds’ investments as of December 31, 2019 primarily consisted of Exchange-Traded Securities or OTC Securities. All of the common equity investments, each of which was traded on an active public market, were valued at their closing price as of December 31, 2019. All of the fixed income investments were valued by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service.
The Funds periodically benchmark the bid and ask prices it receives from the third-party pricing service and/or dealers, as applicable, against the actual prices at which they purchase and sell their investments. Based on the results of the benchmark analysis and the experience of the Funds’ management, the Funds believe that these prices are reliable indicators of fair value. The Funds may also use other methods, including the use of an independent third-party valuation service approved by the Board, to determine fair value for securities for which they cannot obtain prevailing bid and ask prices through independent third-party pricing services or independent dealers, or where the Board otherwise determines that the use of such other methods is appropriate. The Funds will periodically benchmark the valuations provided by the independent third-party valuation service against the actual prices at which the Funds purchase and sell their investments. The Funds’ audit committee and Board reviewed the valuation determinations made with respect to these investments and determined that they were made in a manner consistent with the Funds’ valuation processes.
Note 10. Concentration of Risk
Investing in the Funds involve risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Funds. For a more complete discussion of the risks of investing in the Funds, please refer to the Funds’ prospectuses and the Funds’ other filings with the SEC.
Market Risk: Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Funds’ investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of exchange-traded fund shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Funds may lose money.
Credit/Default Risk: An issuer or guarantor of fixed income securities or instruments held by the Funds (which issuer guarantor may have a low credit rating or no credit rating) may default on its obligation to pay interest and repay principal or default on any other obligation. A fixed income instrument may deteriorate in quality after it has been purchased by the Funds, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Funds’ holding may impair the Funds’ liquidity and have the potential to cause a significant NAV decline.
Counterparty Risk: The stability and liquidity of repurchase agreements, swap transactions, forwards and over-the-counter derivative transactions depend in large part on the creditworthiness of the parties to the transactions. It is expected that the Adviser or an applicable sub-adviser will monitor the creditworthiness of firms with which it will cause the Funds to enter into repurchase agreements, swap transactions, caps, floors, collars, over-the-counter derivatives or other similar arrangements. If there is a default by the counterparty to such a transaction, the Funds will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the value of the Funds being less than if the transaction had not been entered into. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. If one or more of the Funds’ counterparties were to become insolvent or the subject of insolvency proceedings in the United States (either under the

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 10. Concentration of Risk — (continued)

Securities Investor Protection Act or the United States Bankruptcy Code), there exists the risk that the recovery of such vehicle’s securities and other assets from such prime broker or broker-dealer will be delayed or be of a value less than the value of the securities or assets originally entrusted to such prime broker or broker-dealer.
In addition, the Funds may use counterparties located in jurisdictions outside the United States. Such local counterparties are subject to the laws and regulations in non-U.S. jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Funds’ assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a counterparty, it is impossible to generalize about the effect of their insolvency on the Funds and their assets. Shareholders should assume that the insolvency of any counterparty would result in a loss to the Funds, which could be material.
Libor Risk: The London Interbank Offered Rate (“LIBOR”) is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR.
On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.
Derivatives Risk: The Funds may invest in Financial Instruments (used herein to refer to (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities and contracts for differences). Financial Instruments may involve risks different from, or greater than, those associated with more traditional investments. Due to leverage, small changes in the value of the Financial Instruments’ reference assets, rates, or indexes may produce disproportionate losses to the Funds. The value of Financial Instruments may not move as expected relative to the value of the reference assets, rates or indexes. Financial Instruments used for hedging purposes may not hedge risks as expected, and Financial Instruments used for non-hedging purposes may not provide the anticipated investment exposure. Financial Instruments may be highly illiquid, and the Funds may not be able to close out or sell a Financial Instrument position at a particular time or at an anticipated price. Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivatives. Financial Instruments also may be subject to interest rate risk, currency risk and counterparty risk.
Foreign Investment and Emerging Markets Risk: Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity, political instability and less developed legal and accounting practices. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record

FS Series Trust
Notes to Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 10. Concentration of Risk — (continued)

keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Funds’ ability to invest in foreign securities or may prevent the Funds from repatriating its investments. In addition, the Funds may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.
Liquidity Risk: Although the Funds will invest primarily in liquid, publicly traded securities, the Funds may make investments that trade in lower volumes or that otherwise may be illiquid. Also, the Funds may make investments that may become less liquid in response to market developments or adverse investor perceptions. Less liquid or illiquid investments may be difficult to value. An inability to sell one or more portfolio positions can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities.
Non-Diversification Risk: The Funds are classified as “non-diversified” investment companies, which means that the percentage of their assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Funds’ investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.
Short Sales Risk: A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Funds’ use of short sales, in certain circumstances, can result in significant losses. In order to qualify as a regulated investment company under the Code, each Fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income. Each Fund’s ability to pursue its investment strategy may therefore be limited by its intention to qualify as a regulated investment company under the Code and may bear adversely on its ability to so qualify. If a Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, shareholders of that Fund would be subject to the risk of diminished returns.
Note 11. Commitments and Contingencies
The Funds enter into contracts that contain a variety of indemnification provisions. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management of the Adviser has reviewed the Funds’ existing contracts and expects the risk of loss to the Funds to be remote.
The Funds are not currently subject to any material legal proceedings and, to the Funds’ knowledge, no material legal proceedings are threatened against the Funds. From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Funds’ rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, to the extent the Funds becomes party to such proceedings, the Funds would assess whether any such proceedings will have a material adverse effect upon its financial condition or results of operations.
See Note 4 for a discussion of the Funds’ commitments to the Adviser and its affiliates, which consists of the conditional obligation of the Funds to reimburse FS Investments pursuant to the terms of their respective Expense Limitation Agreements.

Supplemental Information (Unaudited)
Changes in Accountants and Disagreements with Accountants on Accounting and Financial Disclosure
The Funds have not had any changes in their independent registered public accounting firm or disagreements with their independent registered public accounting firm on accounting or financial disclosure matters since their inception.
Board of Trustees
Information regarding the members of the Board is set forth below. The trustees have been divided into two groups — interested trustees and independent trustees. The address for each trustee is c/o FS Series Trust, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112. As set forth in the Trust’s agreement and declaration of trust, each trustee’s term of office shall continue until his or her death, resignation or removal.
Name	Age	Trustee Since	Title	Principal Occupation(s) During the Past Five Years	Number of Registered Investment Companies in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Michael C. Forman(1)	58	November 2016	Chairman	Chairman and Chief Executive Officer of FS Investments	17	FS Credit Real Estate Income Trust (since 2016); FS KKR Capital Corp. II (formerly FS Investment Corporation II) (since 2011); FS Energy and Power Fund (since 2010); and FS KKR Capital Corp. (formerly FS Investment Corporation) (since 2007)
David J. Adelman(2)	47	August 2017	Vice-Chairman	Chief Executive Officer of Campus Technologies, Inc. (since 2001); and President and Chief Executive Officer of Campus Apartments, Inc. (since 1997)	10	FS Credit Real Estate Income Trust (since 2018); and Actua Corporation (since 2011)
Independent Trustees
Philip E. Hughes, Jr.	70	March 2017	Trustee	Vice-chairman of Keystone Industries. (since 2000)	14	FS Global Credit Opportunities Fund (since 2013 and including its affiliated feeder funds)
Scott J. Tarte	57	March 2017	Trustee	Chief executive officer of Sparks Marketing Group, Inc. (since 2000)	8	N/A
James W. Brown	68	August 2017	Trustee	Chief of Staff to United States Senator Robert P. Casey, Jr (2007 – 2016)	8	The Hershey Company (since 2017)

*
The “Fund Complex” consists of the Funds, FS Energy Total Return Fund (a series of FS Series Trust), FS Energy and Total Return Fund, FS Credit Income Fund, FS Multi-Alternative Income Fund and FS Global Credit Opportunities Fund (and its affiliated feeder funds).

(1)
Mr. Forman is deemed to be an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his role as a controlling person of the Adviser.

(2)
Mr. Adelman is deemed to be an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his role as a controlling person of the Adviser.

Executive Officers
Information regarding the executive officers of the Trust is set forth below. The address for each executive officer is c/o FS Series Trust, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112.
Name	Age	Position HeId with Registrant	Length of Time Served	Principal Occupation(s) During the Past Five Years
Michael C. Forman	58	President	Since 2016	Chairman and Chief Executive Officer, FS Investments
William Goebel	45	Chief Financial Officer	Since 2017	Managing Director, Fund Finance, FS Investments
Stephen S. Sypherd	42	Vice President, Treasurer & Secretary	Since 2016	General Counsel, FS Investments
James F. Volk	58	Chief Compliance Officer	Since 2017	Managing Director, Fund Compliance, FS Investments
Statement of Additional Information
FSMS’s statement of additional information, dated as of April 30, 2019, and the Alt Beta Funds’ statement of additional information, dated as of April 30, 2019, each as amended and supplemented to date, each contain additional information regarding the Trust’s trustees and executive officers and is available upon request and without charge by calling the Trust collect at 1-877-628-8575 or by accessing the Fund’s “SEC Filings” page on FS Investments’ website at www.fsinvestments.com.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Forms N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.
Proxy Voting Policies and Procedures
Each Fund has delegated its proxy voting responsibility to the Adviser, each Fund’s investment adviser. Solely with regards to FSMS, the Adviser has delegated proxy voting responsibility to FSMS’s investment sub-advisers. Accordingly with regards to FSMS, each of the investment sub-advisers review any pending proxy vote decisions seeking to ensure that all votes cast for FSMS are in the best interest of FSMS and its shareholders. Shareholders may obtain a copy of the Adviser’s and the investment sub-adviser’s proxy voting policies and procedures upon request and without charge by calling the Trust collect at 1-877-628-8575 or on the SEC’s website at http://www.sec.gov.
Proxy Voting Record
Information regarding how the investment sub-advisers voted proxies relating to FSMS’s portfolio securities during the twelve-month period ended June 30 and information regarding how the Adviser voted proxies relating to each Alt Beta Fund’s portfolio securities during the twelve-month period ended June 30 will be available upon request and without charge by making a written request to the Trust’s Chief Compliance Officer at FS Series Trust, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112, Attn: Chief Compliance Officer, by calling the Fund collect at 1-877-628-8575 or on the SEC’s website at http://www.sec.gov.

Item 2.   Code of Ethics.
(a)
On January 21, 2020, the Trust’s board of trustees (the “Board”) adopted an amended Code of Business Conduct and Ethics (“Code of Ethics”) that applies to all officers, trustees, directors and employees of the Trust and FS Fund Advisor, LLC (the “Adviser”), the investment adviser to the Funds, including the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller and persons performing similar functions.

(b)
Not applicable.

(c)
On January 21, 2020, the Board approved the amended Code of Ethics, which provided for certain non-substantive amendments to the Trust’s previous Code of Ethics. A copy of the Code of Ethics is included herein as Exhibit (a)(1) and also is available on the Funds’ “Corporate Governance” page on FS Investments’ website at www.fsinvestments.com.

(d)
During the period covered by the Annual Report included in Item 1 of this Form N-CSR, the Trust did not grant any waiver, explicit or implicit, from a provision of the Code of Ethics to its principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The amendments reflected in the Code of Ethics and discussed above did not relate to or result in any waiver, explicit or implicit, of any provision of the Trust’s previous Code of Business Conduct and Ethics.

(e)
Not applicable.

(f)
A copy of the Code of Ethics is included herein as Exhibit (a)(1) and also is available on the Funds’ “Corporate Governance” page on FS Investments’ website at www.fsinvestments.com.

Item 3.   Audit Committee Financial Expert.
(a)(1)
The Board has determined that the Trust has at least one “audit committee financial expert” serving on the audit committee of the Board (the “Audit Committee”), as such term is defined for purposes of Item 3 of Form N-CSR.

(a)(2)
The Board has determined that Philip E. Hughes, Jr. is an “audit committee financial expert” and is “independent,” as such terms are defined for purposes of Item 3 of Form N-CSR.

(a)(3)
Not applicable.

Item 4.   Principal Accountant Fees and Services.
(a)
Audit Fees.   The aggregate fees billed for the fiscal years ended December 31, 2019 and 2018 for professional services rendered by Ernst & Young LLP, the Trust’s independent registered public accounting firm (“Ernst & Young”), for the audit of the Funds’ annual financial statements and services that are normally provided by Ernst & Young in connection with statutory and regulatory filings or engagements for each year were $188,000 and $144,445, respectively.

(b)
Audit-Related Fees.   The aggregate fees billed for the fiscal years ended December 31, 2019 and 2018 for assurance and related services by Ernst & Young that were reasonably related to the performance of the audit of the Funds’ financial statements and not reported in Item 4(a) above were $0 and $2,500, respectively. Audit-related fees for the fiscal years ended December 31, 2019 and 2018 represent fees billed for services provided in connection with consents issued by Ernst & Young.

(c)
Tax Fees.   The aggregate fees billed for the fiscal years ended December 31, 2019 and 2018 for professional services rendered by Ernst & Young for tax compliance, tax advice and tax planning were $127,251 and $34,080, respectively. Tax fees for the fiscal years ended December 31, 2019 and 2018 represent fees billed for tax compliance services provided in connection with the review of the Funds’ tax returns.

(d)
All Other Fees.   No fees were billed for the fiscal years ended December 31, 2019 and 2018 for products and services provided by Ernst & Young, other than the services reported in Items 4(a) through (c) above.

(e)
Audit Committee Pre-Approval Policies and Procedures.

(1)
The Audit Committee has adopted, and the Board has approved, a Policy on Pre-Approval of Audit and Non-Audit Services (the “Policy”), which is intended to comply with Rule 2-01 of Regulation S-X and sets forth guidelines and procedures to be followed by the Funds when retaining an auditor to perform audit, audit-related, tax and other services for the Funds. The Policy permits such services to be pre-approved by the Audit Committee pursuant to either a general pre-approval or specific pre-approval. Unless a type of service provided by the auditor has received general pre-approval, it requires specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels require specific pre- approval by the Audit Committee.
(2)
All services described in paragraphs (b) and (c) of this Item 4 were pre-approved before the engagement by the Audit Committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)   Not applicable.
(g)   The aggregate non-audit fees billed by Ernst & Young for services rendered to the Funds, the Adviser and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Funds for the fiscal years ended December 31, 2019 and 2018 were $127,251 and $36,580, respectively.
(h)   Not applicable.
Item 5.   Audit Committee of Listed Registrants.
(a)   Not applicable.   The Funds are not listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b)   Not applicable.   The Funds are not listed issuers as defined in Rule 10A-3 under the Exchange Act.
Item 6.   Investments.
(a)   The Funds’ schedules of investments as of December 31, 2019 are included as part of the Annual Report included in Item 1 of this Form N-CSR.
(b)   Not applicable.
Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Trust.
Item 8.   Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Trust.
Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Trust.
Item 10.   Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which the Funds’ shareholders may recommend nominees to the Board during the period covered by the Annual Report included in Item 1 of this Form N-CSR.
Item 11.   Controls and Procedures
(a)
The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this report on Form N-CSR and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this report on Form N-CSR was recorded, processed, summarized and reported timely.

(b)
There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Trust.
Item 13.   Exhibits.
(a)(1)
The Trust’s Code of Business Conduct and Ethics is attached hereto in response to Item 2(f).

(a)(2)
The certifications of the Trust’s Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)
Not applicable.

(a)(4)
Not applicable.

(b)
The certifications of the Trust’s Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
FS Series Trust
By: /s/ Michael C. Forman Name: Michael C. Forman Title: President (Principal Executive Officer) Date: March 9, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Michael C. Forman Name: Michael C. Forman Title: President (Principal Executive Officer) Date: March 9, 2020
By: /s/ William Goebel Name: William Goebel Title: Chief Financial Officer (Principal Financial Officer) Date: March 9, 2020